Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (5.3%)
	Steadfast Group Ltd.	3,512,840	13,170
	Reliance Worldwide Corp. Ltd.	2,905,239	9,077
	nib holdings Ltd.	1,709,209	8,741
	Technology One Ltd.	985,860	8,180
	Nine Entertainment Co. Holdings Ltd.	5,359,730	7,820
	Charter Hall Long Wale REIT	2,368,626	7,597
	Breville Group Ltd.	512,588	7,578
	National Storage REIT	4,076,493	7,128
	ARB Corp. Ltd.	283,371	6,654
	Eagers Automotive Ltd.	744,723	6,584
	HomeCo Daily Needs REIT	6,319,142	6,134
[1]	Viva Energy Group Ltd.	3,166,533	5,949
	Bapcor Ltd.	1,250,266	5,862
*	Liontown Resources Ltd.	6,157,839	5,784
	BWP Trust	1,906,888	5,746
	Link Administration Holdings Ltd.	1,863,123	5,744
	IRESS Ltd.	715,093	5,734
*	Paladin Energy Ltd.	10,936,263	5,720
	Champion Iron Ltd.	1,653,271	5,641
*	Corporate Travel Management Ltd.	417,857	5,572
	Healius Ltd.	2,041,479	5,562
	Perseus Mining Ltd.	4,595,488	5,454
	Charter Hall Retail REIT	1,751,351	5,184
*	Webjet Ltd.	1,379,411	5,026
*	Core Lithium Ltd.	6,055,402	5,020
	Pendal Group Ltd.	1,458,194	4,939
	GrainCorp Ltd. Class A	813,016	4,908
*,2	AVZ Minerals Ltd.	9,005,310	4,908
	Sandfire Resources Ltd. (XASX)	1,490,199	4,809
	Waypoint REIT Ltd.	2,545,564	4,689
	Premier Investments Ltd.	301,005	4,477
	Elders Ltd.	541,452	4,302
	Ingenia Communities Group	1,304,936	4,279
	Super Retail Group Ltd.	606,203	4,232
	Chalice Mining Ltd.	1,195,754	4,096
	Centuria Industrial REIT	1,831,277	4,086
	AUB Group Ltd.	290,606	3,986
	InvoCare Ltd.	507,093	3,934
	Lifestyle Communities Ltd.	329,608	3,927
	Arena REIT	1,154,829	3,920
	Centuria Capital Group	2,635,860	3,877
*	EVENT Hospitality and Entertainment Ltd.	384,697	3,848

		Shares	Market Value ($000)
*	Imugene Ltd.	21,574,171	3,755
*	Megaport Ltd.	541,948	3,721
	HUB24 Ltd.	210,116	3,630
	Nickel Mines Ltd.	4,703,361	3,612
	Abacus Property Group	1,676,168	3,463
	Cromwell Property Group	5,842,775	3,454
	IPH Ltd.	554,970	3,426
	Credit Corp. Group Ltd.	199,569	3,393
*	West African Resources Ltd.	3,637,152	3,386
	Gold Road Resources Ltd.	3,407,087	3,330
	Johns Lyng Group Ltd.	626,126	3,329
*	Silver Lake Resources Ltd.	3,179,379	3,215
	GUD Holdings Ltd.	516,176	3,193
	Costa Group Holdings Ltd. (XASX)	1,744,250	3,162
*	Nanosonics Ltd.	934,924	3,110
*	Telix Pharmaceuticals Ltd.	595,459	3,110
	Charter Hall Social Infrastructure REIT	1,165,033	3,095
	Regis Resources Ltd.	2,446,560	3,031
	Genworth Mortgage Insurance Australia Ltd.	1,527,530	3,027
	Brickworks Ltd.	203,796	3,013
	Blackmores Ltd.	54,985	3,003
*	De Grey Mining Ltd.	4,702,490	2,966
*,3	Capricorn Metals Ltd.	1,073,360	2,946
*	Omni Bridgeway Ltd.	982,610	2,851
*	ioneer Ltd.	7,109,945	2,821
	Pinnacle Investment Management Group Ltd.	396,881	2,818
	Netwealth Group Ltd.	308,526	2,803
	Growthpoint Properties Australia Ltd.	1,028,143	2,732
	Tassal Group Ltd.	787,287	2,711
[1]	Coronado Global Resources Inc. GDR	2,706,938	2,693
	Collins Foods Ltd.	369,092	2,690
*,3	PolyNovo Ltd.	2,316,965	2,678
	Bega Cheese Ltd.	1,093,078	2,674
	United Malt Grp Ltd.	1,021,243	2,637
	Codan Ltd.	427,011	2,616
*	Lake Resources NL	4,515,829	2,606
*	APM Human Services International Ltd.	1,117,416	2,598
	Austal Ltd.	1,376,274	2,585
	Rural Funds Group	1,319,560	2,542
	Hansen Technologies Ltd.	602,471	2,415
	Lovisa Holdings Ltd.	190,289	2,390
	Monadelphous Group Ltd.	326,201	2,368
*	Mincor Resources NL	1,745,029	2,367
	G8 Education Ltd.	3,160,668	2,360
	Ramelius Resources Ltd.	3,112,780	2,358
*	Syrah Resources Ltd.	2,255,444	2,350
[3]	New Hope Corp. Ltd.	754,529	2,338
	St. Barbara Ltd.	2,941,008	2,319
*	Karoon Energy Ltd.	1,752,614	2,316
	Data#3 Ltd.	530,461	2,310
*	Calix Ltd.	517,236	2,304
	Jumbo Interactive Ltd.	218,371	2,213
	GQG Partners Inc. GDR	2,124,491	2,148
	Home Consortium Ltd.	566,285	2,133
*	Bellevue Gold Ltd.	3,581,243	2,130
*	SiteMinder Ltd.	712,762	2,128
	Centuria Office REIT	1,607,515	2,106
*,1	Life360 Inc. GDR	647,071	2,082

		Shares	Market Value ($000)
*	PointsBet Holdings Ltd.	916,988	2,078
	Kelsian Group Ltd.	478,257	2,060
*	Vulcan Energy Resources Ltd.	372,762	2,058
[3]	Clinuvel Pharmaceuticals Ltd.	154,229	2,044
*	Eclipx Group Ltd.	1,092,191	2,022
	NRW Holdings Ltd.	1,471,896	2,015
*	PEXA Group Ltd.	194,410	1,987
*,3	Zip Co. Ltd.	2,382,213	1,925
*	Novonix Ltd.	905,473	1,831
	Australian Ethical Investment Ltd.	392,035	1,800
*	5E Advanced Materials Inc.	1,096,844	1,792
	Dexus Industria REIT	844,302	1,784
	Australian Clinical Labs Ltd.	465,598	1,729
*,3	Temple & Webster Group Ltd.	460,050	1,710
	Sigma Healthcare Ltd.	3,885,727	1,688
	McMillan Shakespeare Ltd.	192,412	1,659
	Imdex Ltd.	1,288,549	1,641
	oOh!media Ltd.	1,844,981	1,623
	GWA Group Ltd.	1,109,708	1,618
	Baby Bunting Group Ltd.	470,645	1,593
	GDI Property Group	2,300,918	1,582
*	Judo Capital Holdings Ltd.	1,679,950	1,552
	Hotel Property Investments	641,986	1,522
	Infomedia Ltd.	1,344,933	1,503
*	Australian Agricultural Co. Ltd.	1,143,347	1,483
*	Aussie Broadband Ltd.	574,519	1,468
	Dicker Data Ltd.	185,151	1,467
*	Jervois Global Ltd.	5,074,641	1,431
	Inghams Group Ltd.	686,545	1,423
*	Neometals Ltd.	1,798,006	1,416
	SmartGroup Corp. Ltd.	288,471	1,398
*	Service Stream Ltd.	1,856,334	1,371
*,3	Mesoblast Ltd.	2,083,517	1,367
*	OFX Group Ltd.	711,905	1,357
	Select Harvests Ltd.	418,882	1,354
*	Audinate Group Ltd.	201,707	1,335
	Integral Diagnostics Ltd.	610,445	1,323
	MyState Ltd.	390,378	1,311
*	Mayne Pharma Group Ltd.	5,460,676	1,303
	Westgold Resources Ltd.	1,395,367	1,273
*,3	nearmap Ltd.	1,284,630	1,258
	Estia Health Ltd.	874,008	1,223
	Perenti Global Ltd.	2,936,950	1,185
	Nick Scali Ltd.	174,321	1,184
*	Cooper Energy Ltd.	7,323,183	1,158
*	Betmakers Technology Group Ltd.	3,205,070	1,138
	Accent Group Ltd.	1,199,579	1,106
*,3	Opthea Ltd.	1,207,447	1,087
*	Seven West Media Ltd.	3,218,759	1,076
	Emeco Holdings Ltd.	2,015,771	1,042
	Money3 Corp. Ltd.	670,067	1,040
*	29Metals Ltd.	958,210	1,018
*	City Chic Collective Ltd.	621,233	1,017
	Pact Group Holdings Ltd.	692,987	986
*	Australian Strategic Materials Ltd.	374,114	942
*	Bubs Australia Ltd.	2,215,907	937
*	Leo Lithium Ltd.	2,940,555	894
*	Carnarvon Energy Ltd.	5,880,597	868

		Shares	Market Value ($000)
	Mount Gibson Iron Ltd.	2,350,222	867
	Navigator Global Investments Ltd.	784,154	843
*	Alkane Resources Ltd.	1,501,750	833
*	Aurelia Metals Ltd.	4,067,870	787
*	Andromeda Metals Ltd.	11,145,101	785
	Bravura Solutions Ltd.	730,701	784
	Praemium Ltd.	1,764,065	784
	Myer Holdings Ltd.	2,349,887	775
*	Superloop Ltd.	1,289,163	765
	Australian Finance Group Ltd.	561,452	748
*	Starpharma Holdings Ltd. Class A	1,519,254	716
*	Fineos Corp. Ltd. GDR	502,426	712
	Southern Cross Media Group Ltd.	790,371	664
*	Incannex Healthcare Ltd.	4,431,602	641
*,3	Kogan.com Ltd.	196,795	637
	SG Fleet Group Ltd.	331,373	609
	MACA Ltd.	839,043	590
*,3	Paradigm Biopharmaceuticals Ltd.	724,781	575
*,2	Firefinch Ltd.	4,116,778	575
[3]	Regis Healthcare Ltd.	357,557	543
	Jupiter Mines Ltd.	3,864,808	538
*	Redbubble Ltd.	609,858	506
	Cedar Woods Properties Ltd.	166,885	488
	Macmahon Holdings Ltd.	4,800,945	487
*	New Century Resources Ltd.	355,465	431
*	Resolute Mining Ltd.	2,064,312	406
*	Dacian Gold Ltd.	3,427,177	274
*	Dubber Corp. Ltd.	440,707	216
	Humm Group Ltd.	567,120	199
*	Nuix Ltd.	318,678	137
*	AMA Group Ltd.	1,130,745	123
*	Marley Spoon AG GDR	490,799	91
*	Falcon Metals Ltd.	369,619	59
*	Lynas Rare Earths Ltd.	7,870	48
*	Pilbara Minerals Ltd.	23,460	46
*	Allkem Ltd.	5,426	44
*,3	Electro Optic Systems Holdings Ltd.	48,766	31
*	Minerals 260 Ltd.	105,461	21
	BWX Ltd.	41,126	20
	Newcrest Mining Ltd. (XTSE)	317	4
*,2	Ppk Mining Equipment Group	82,513	—
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	113,770	—
*	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	39,875	—
			503,895
Austria (0.7%)
[1]	BAWAG Group AG	310,261	14,325
	Wienerberger AG	412,845	9,503
	Mayr Melnhof Karton AG	31,084	4,967
	CA Immobilien Anlagen AG	145,549	4,751
	AT&S Austria Technologie & Systemtechnik AG	92,813	4,637
	Lenzing AG	51,469	4,153
	S IMMO AG	178,056	4,153
[3]	Oesterreichische Post AG	125,926	3,629
	Vienna Insurance Group AG Wiener Versicherung Gruppe	142,577	3,273
	EVN AG	130,443	3,077
	UNIQA Insurance Group AG	435,275	2,982
	Strabag SE (Bearer)	54,662	2,263
	Schoeller-Bleckmann Oilfield Equipment AG	36,376	2,080

		Shares	Market Value ($000)
*	DO & CO AG	21,835	1,824
	IMMOFINANZ AG	114,083	1,743
*	Flughafen Wien AG	34,581	1,162
	Palfinger AG	37,254	923
	Porr AG	44,772	556
	Agrana Beteiligungs AG	30,733	510
			70,511
Belgium (1.1%)
	Aedifica SA	141,505	14,692
	Cofinimmo SA	113,828	12,810
	Euronav NV	697,182	9,519
	Barco NV	256,168	6,712
	Melexis NV	69,742	5,984
	VGP NV	29,078	5,107
	Bekaert SA	132,173	4,681
	Shurgard Self Storage SA	90,526	4,669
	KBC Ancora	126,246	4,422
	Montea NV	43,684	4,418
	Gimv NV	69,187	3,735
	Xior Student Housing NV	79,440	3,475
	Fagron	224,604	3,426
*	Tessenderlo Group SA	99,073	3,105
*	Dredging Environmental & Marine Engineering NV	24,388	2,820
	Retail Estates NV	38,624	2,727
	bpost SA	403,728	2,534
*	Kinepolis Group NV	45,997	2,266
*	Ontex Group NV	286,166	1,871
*	AGFA-Gevaert NV	424,644	1,536
	Econocom Group SA NV	366,663	1,247
*	Orange Belgium SA	58,051	1,118
	Befimmo SA	17,198	834
	Van de Velde NV	15,329	577
	Wereldhave Belgium Comm VA	6,639	355
*	Cie d'Entreprises CFE	24,388	238
*	Mithra Pharmaceuticals SA	27,073	183
			105,061
Brazil (1.1%)
	Kinea Indice de Precos FII	226,867	4,279
*	3R PETROLEUM OLEO E GAS SA	613,920	4,037
	CSHG Logistica FI Imobiliario	112,573	3,669
	Arezzo Industria e Comercio SA	230,506	3,526
	Santos Brasil Participacoes SA	2,426,167	3,057
	Cia de Saneamento do Parana	836,908	2,989
*	Cogna Educacao	6,739,971	2,944
	SLC Agricola SA	342,840	2,922
	AES Brasil Energia SA	1,324,612	2,752
	Kinea Rendimentos Imobiliarios FII	133,528	2,644
	Minerva SA	1,021,122	2,585
	Pet Center Comercio E Participacoes SA	1,363,801	2,551
	Fleury SA	811,013	2,535
	FII Iridium	122,627	2,429
*	Omega Energia SA	1,006,885	2,396
	Kinea Renda Imobiliaria FII	85,830	2,266
	Alupar Investimento SA	420,194	2,213
	MRV Engenharia e Participacoes SA	1,169,292	2,070
	XP Log FII	100,707	1,899
*	IRB Brasil Resseguros SA	5,051,911	1,865

		Shares	Market Value ($000)
	Cia de Saneamento de Minas Gerais-COPASA	696,523	1,615
*	Gol Linhas Aereas Inteligentes SA Preference Shares	998,555	1,613
*	CVC Brasil Operadora e Agencia de Viagens SA	1,188,353	1,601
	Light SA	1,544,986	1,598
	Aliansce Sonae Shopping Centers SA	463,940	1,513
	Vivara Participacoes SA	344,800	1,479
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,397
	Iochpe Maxion SA	452,544	1,371
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,322
	JHSF Participacoes SA	1,177,500	1,297
	Randon SAImplementos E Participacoes Preference Shares	664,188	1,290
	Qualicorp Consultoria e Corretora de Seguros SA	661,100	1,259
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,229
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,225
	Grupo SBF SA	301,300	1,212
	Movida Participacoes SA	492,800	1,210
	BR Properties SA	713,706	1,161
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,140
*	Anima Holding SA	1,297,131	1,123
	Petroreconcavo SA	236,600	1,121
	Cia Brasileira de Aluminio	480,165	1,044
*	BK Brasil Operacao e Assessoria a Restaurantes SA	861,983	1,036
	CM Hospitalar SA	299,800	1,021
*	EcoRodovias Infraestrutura e Logistica SA	859,861	946
	Iguatemi SA (BVMF)	245,456	937
*	Infracommerce CXAAS SA	799,949	934
	Enauta Participacoes SA	258,400	925
	Mahle-Metal Leve SA	194,000	904
	LOG Commercial Properties e Participacoes SA	222,765	901
	Ambipar Participacoes e Empreendimentos SA	167,400	898
	Fras-Le SA	385,099	883
	Taurus Armas SA Preference Shares	239,200	864
	Marcopolo SA Preference Shares	1,739,532	830
	Tupy SA	184,931	814
	Blau Farmaceutica SA	139,800	758
	Direcional Engenharia SA	321,894	737
	Camil Alimentos SA	414,100	732
	Boa Vista Servicos SA	696,600	724
	Lojas Quero Quero SA	577,800	679
	Instituto Hermes Pardini SA	172,400	679
*	Hidrovias do Brasil SA	1,476,200	636
	Hospital Mater Dei SA	328,400	518
*	Empreendimentos Pague Menos S/A	581,300	504
	Wiz Solucoes e Corretagem de Seguros SA	340,900	489
	Guararapes Confeccoes SA	317,500	458
*	Oncoclinicas do Brasil Servicos Medicos SA	439,200	454
	Multilaser Industrial SA	526,200	447
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	669,100	388
*	Construtora Tenda SA	482,984	365
	Even Construtora e Incorporadora SA	301,022	311
[1]	Ser Educacional SA	232,598	265
	MPM Corporeos SA	259,400	128
*	Fundo De Investimento Rights Exp. 8/12/22	11,133	7
	Iguatemi SA	20	—
			104,620
Canada (17.0%)
	Tourmaline Oil Corp.	1,032,549	64,692
	WSP Global Inc.	425,265	51,309

		Shares	Market Value ($000)
[3]	Emera Inc.	942,347	44,676
	Open Text Corp.	970,692	39,706
	Cameco Corp.	1,436,837	37,005
	First Quantum Minerals Ltd.	2,024,475	36,994
[3]	Algonquin Power & Utilities Corp.	2,426,603	33,939
	West Fraser Timber Co. Ltd.	347,628	32,546
	ARC Resources Ltd.	2,267,655	31,804
	TFI International Inc.	312,475	31,210
	Ritchie Bros Auctioneers Inc.	399,966	28,829
*	CAE Inc.	1,065,996	28,204
	Northland Power Inc.	833,907	27,338
	CCL Industries Inc. Class B	529,763	26,613
	Toromont Industries Ltd.	291,140	24,520
	Canadian Apartment Properties REIT	624,076	23,641
	AltaGas Ltd.	1,002,961	22,346
	iA Financial Corp. Inc.	388,267	21,364
*	Descartes Systems Group Inc.	308,119	21,285
[3]	Keyera Corp.	797,291	20,665
	TMX Group Ltd.	199,606	20,481
	Gildan Activewear Inc.	686,332	20,115
	Stantec Inc.	401,398	19,807
	FirstService Corp.	135,249	18,093
	RioCan REIT	1,126,651	18,080
	Brookfield Renewable Corp. Class A (XTSE)	457,805	17,911
	Empire Co. Ltd. Class A	583,871	17,718
	Yamana Gold Inc.	3,485,635	16,659
	Element Fleet Management Corp.	1,450,088	16,646
	Kinross Gold Corp.	4,731,534	16,221
	Brookfield Infrastructure Corp. Class A	353,119	16,168
	Capital Power Corp.	414,491	15,971
	Parkland Corp.	558,844	15,680
*	MEG Energy Corp.	1,108,238	15,258
	Pan American Silver Corp.	745,527	15,172
	Crescent Point Energy Corp.	1,903,216	15,056
	Vermilion Energy Inc.	575,538	14,881
	Lundin Mining Corp.	2,561,106	14,440
	Colliers International Group Inc.	114,624	14,315
	Onex Corp.	263,334	14,074
	Granite REIT	221,308	13,961
	B2Gold Corp.	3,843,645	13,447
	Quebecor Inc. Class B	585,648	13,011
	GFL Environmental Inc.	455,871	12,617
*	Ivanhoe Mines Ltd. Class A	2,024,336	12,584
	SSR Mining Inc.	762,422	12,569
	Finning International Inc.	567,007	12,398
*,3	BlackBerry Ltd.	1,999,622	12,289
	Enerplus Corp.	877,549	12,246
	Allied Properties REIT	453,045	12,089
	SNC-Lavalin Group Inc.	632,945	11,833
*	Kinaxis Inc.	98,287	11,750
	Alamos Gold Inc. Class A	1,419,508	11,218
	H&R REIT	1,064,342	11,212
	PrairieSky Royalty Ltd.	759,834	11,149
	Gibson Energy Inc.	538,741	11,073
	SmartCentres REIT	476,434	10,871
	Boralex Inc. Class A	295,139	10,708
	Premium Brands Holdings Corp. Class A	132,709	10,663
[3]	Choice Properties REIT	930,791	10,372

		Shares	Market Value ($000)
	Atco Ltd. Class I	277,986	10,275
	BRP Inc.	134,657	10,242
*	Aritzia Inc.	317,675	10,022
	First Capital REIT	810,980	9,880
	TransAlta Corp.	854,329	9,781
	Boyd Group Services Inc.	76,939	9,673
	Tricon Capital Group Inc.	872,499	9,484
*	Turquoise Hill Resources Ltd.	356,108	9,313
	Summit Industrial Income REIT	639,930	9,310
*	Air Canada Class A	669,676	9,094
	Dream Industrial REIT	892,342	8,794
*,3	Lithium Americas Corp.	342,970	8,713
*	ATS Automation Tooling Systems Inc.	270,234	8,557
*,1	Nuvei Corp.	244,397	8,543
	Whitecap Resources Inc.	1,106,012	8,456
	Innergex Renewable Energy Inc.	561,974	8,444
*,3	Ballard Power Systems Inc.	992,956	7,971
	Methanex Corp.	211,272	7,860
	Definity Financial Corp.	272,384	7,849
	Parex Resources Inc.	416,132	7,747
	Primo Water Corp.	571,800	7,546
	Linamar Corp.	163,860	7,470
	Chartwell Retirement Residences	837,850	7,446
	CI Financial Corp.	644,179	7,425
*	Lightspeed Commerce Inc. (XTSE)	340,512	7,307
[3]	Cargojet Inc.	60,741	7,040
	Stella-Jones Inc.	235,821	7,000
	Paramount Resources Ltd. Class A	276,894	6,878
	Canadian Western Bank	314,885	6,361
	First Majestic Silver Corp.	824,572	6,317
	Osisko Gold Royalties Ltd. (XTSE)	592,891	6,209
	Maple Leaf Foods Inc.	274,736	5,829
	Stelco Holdings Inc.	204,266	5,765
	TransAlta Renewables Inc.	384,375	5,367
*	Bombardier Inc. Class B	320,781	5,363
[3]	Boardwalk REIT	139,600	5,324
	Laurentian Bank of Canada	155,734	5,082
	Russel Metals Inc.	232,677	5,000
	Centerra Gold Inc.	791,048	4,923
[3]	Superior Plus Corp.	522,765	4,723
*	Canfor Corp.	218,704	4,654
*	OceanaGold Corp.	2,557,142	4,653
	North West Co. Inc.	172,315	4,640
*	Novagold Resources Inc.	886,573	4,320
*	Eldorado Gold Corp.	682,778	4,196
*	Equinox Gold Corp.	919,759	4,108
*	Celestica Inc.	387,410	4,081
*	Canada Goose Holdings Inc.	206,616	4,050
	Enghouse Systems Ltd.	155,609	3,986
	ECN Capital Corp.	849,113	3,965
	Winpak Ltd.	107,198	3,883
	Mullen Group Ltd.	327,523	3,734
	Westshore Terminals Investment Corp.	138,896	3,680
[3]	Primaris REIT	344,840	3,568
	Transcontinental Inc. Class A	277,785	3,523
	Hudbay Minerals Inc.	902,838	3,476
[3]	Home Capital Group Inc. Class B	166,607	3,401
[3]	Artis REIT	337,700	3,075

		Shares	Market Value ($000)
*,3	Canopy Growth Corp.	1,114,799	2,951
*	IAMGOLD Corp.	1,777,790	2,929
[3]	NFI Group Inc.	270,912	2,917
	Cascades Inc.	338,417	2,590
*	Torex Gold Resources Inc.	324,924	2,474
[3]	Dye & Durham Ltd.	159,504	2,349
	Cogeco Communications Inc.	35,061	2,270
	Martinrea International Inc.	310,806	2,267
	Dream Office REIT	129,879	2,072
*,3	Cronos Group Inc.	607,681	1,931
	Aecon Group Inc.	221,270	1,918
[3]	First National Financial Corp.	59,325	1,736
[3]	GFL Environmental Inc. (XTSE)	41,029	1,135
*	Lightspeed Commerce Inc.	26,475	568
	Osisko Gold Royalties Ltd.	18,953	198
			1,625,173
Chile (0.1%)
	Parque Arauco SA	2,491,856	2,104
	Aguas Andinas SA Class A	9,854,714	1,988
	Empresa Nacional de Telecomunicaciones SA	493,743	1,633
	Vina Concha y Toro SA	919,704	1,237
	SMU SA	10,775,614	1,102
	Engie Energia Chile SA	2,144,106	971
	Inversiones Aguas Metropolitanas SA	1,842,778	808
	Ripley Corp. SA	5,404,943	807
	Salfacorp SA	1,920,175	530
	SONDA SA	1,274,564	420
	Inversiones La Construccion SA	121,904	366
			11,966
China (5.1%)
*	Daqo New Energy Corp. ADR	204,341	13,221
*	JinkoSolar Holding Co. Ltd. ADR	130,302	8,642
	Chinasoft International Ltd.	8,748,304	7,490
*	Canadian Solar Inc.	184,897	6,821
[3]	Xtep International Holdings Ltd.	4,184,879	6,806
*,1,3	Haichang Ocean Park Holdings Ltd.	5,789,000	5,907
	China Overseas Property Holdings Ltd.	4,870,000	5,090
	Dongyue Group Ltd.	4,269,000	4,643
*	Golden Solar New Energy Technology Holdings Ltd.	2,744,000	4,437
*,1	Weimob Inc.	7,558,000	3,945
	C&D International Investment Group Ltd.	1,529,000	3,720
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,016,000	3,627
*,1	New Horizon Health Ltd.	1,178,500	3,540
	Xinte Energy Co. Ltd. Class H	1,322,800	3,517
	COFCO Meat Holdings Ltd.	8,067,000	3,500
	Hollysys Automation Technologies Ltd.	221,662	3,496
*,1	InnoCare Pharma Ltd.	2,403,000	3,394
	Fufeng Group Ltd.	5,819,864	3,375
	China Water Affairs Group Ltd.	3,691,600	3,314
	Greentown Service Group Co. Ltd.	3,628,000	3,247
	SSY Group Ltd.	5,701,324	3,236
	Xinyi Energy Holdings Ltd.	6,318,000	3,199
*	Noah Holdings Ltd. ADR	183,002	3,184
[3]	Tianneng Power International Ltd.	2,674,468	3,135
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,570,240	3,086
	China Yongda Automobiles Services Holdings Ltd.	3,562,500	3,072
	Sany Heavy Equipment International Holdings Co. Ltd.	2,821,000	3,070

		Shares	Market Value ($000)
	Fu Shou Yuan International Group Ltd.	4,286,000	2,920
*,3	Lifetech Scientific Corp.	8,110,058	2,755
	Differ Group Holding Co. Ltd.	11,070,000	2,678
	FinVolution Group ADR	624,109	2,615
*,3	Canaan Inc. ADR	664,917	2,613
	Hangzhou Steam Turbine Co. Ltd. Class B	1,575,811	2,598
*	Helens International Holdings Co. Ltd.	1,364,500	2,595
	China Education Group Holdings Ltd.	3,058,000	2,592
	Yuexiu REIT	6,635,013	2,578
*,1,3	Koolearn Technology Holding Ltd.	935,500	2,501
*,1	Linklogis Inc. Class B	3,355,000	2,488
	Skyworth Group Ltd.	5,000,710	2,347
[3]	Sihuan Pharmaceutical Holdings Group Ltd.	16,416,000	2,345
	Digital China Holdings Ltd.	5,084,588	2,269
	PAX Global Technology Ltd.	2,416,062	2,261
	China Datang Corp Renewable Power Co. Ltd. Class H	8,310,000	2,255
[1]	Genertec Universal Medical Group Co. Ltd.	3,578,309	2,251
*	Hainan Meilan International Airport Co. Ltd. Class H	901,000	2,210
*	Sohu.com Ltd. ADR	128,162	2,115
	NetDragon Websoft Holdings Ltd.	1,057,590	2,113
*,1	Venus MedTech Hangzhou Inc. Class H	1,149,000	2,059
*,1,3	Alphamab Oncology	2,460,000	2,050
	Zhongyu Gas Holdings Ltd.	2,383,000	2,039
	Hisense Home Appliances Group Co. Ltd. Class A	973,464	2,037
[1]	Zhou Hei Ya International Holdings Co. Ltd.	4,003,500	2,037
*,3	XD Inc.	842,200	1,997
	CIMC Enric Holdings Ltd.	2,142,000	1,991
*,1	Yidu Tech Inc.	1,893,700	1,975
	CIFI Ever Sunshine Services Group Ltd.	2,706,000	1,951
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,649,004	1,915
	Tong Ren Tang Technologies Co. Ltd. Class H	2,712,516	1,909
	China Oriental Group Co. Ltd.	9,230,000	1,859
	China Overseas Grand Oceans Group Ltd.	3,778,500	1,821
*,3	China Dili Group	10,268,897	1,808
	China Risun Group Ltd.	4,337,000	1,712
	China BlueChemical Ltd. Class H	6,318,000	1,709
[1]	Simcere Pharmaceutical Group Ltd.	1,586,000	1,681
	Concord New Energy Group Ltd.	17,420,000	1,640
	CGN New Energy Holdings Co. Ltd.	4,032,720	1,616
[3]	Tiangong International Co. Ltd.	4,388,000	1,586
[3]	Shoucheng Holdings Ltd.	9,063,246	1,560
	Gemdale Properties & Investment Corp. Ltd.	18,820,000	1,557
*,3	Yeahka Ltd.	701,200	1,545
	Lonking Holdings Ltd.	7,737,313	1,535
	Sinomine Resource Group Co. Ltd. Class A	114,660	1,530
	Bethel Automotive Safety Systems Co. Ltd. Class A	92,900	1,467
*	CMGE Technology Group Ltd.	5,275,200	1,437
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,375
	Henan Shenhuo Coal & Power Co. Ltd. Class A	638,443	1,365
*,1,3	Ascentage Pharma Group International	665,700	1,357
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	1,334
	Poly Property Group Co. Ltd.	6,112,000	1,310
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	965,000	1,310
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,302
	China Resources Medical Holdings Co. Ltd.	2,060,291	1,254
	Wuhan DR Laser Technology Corp. Ltd. Class A	37,440	1,251
[1,3]	AK Medical Holdings Ltd.	1,590,000	1,238
*	HUYA Inc. ADR	371,386	1,226

		Shares	Market Value ($000)
[3]	China Modern Dairy Holdings Ltd.	9,282,000	1,219
*	Comba Telecom Systems Holdings Ltd.	6,647,959	1,202
	Shenzhen Senior Technology Material Co. Ltd. Class A	282,805	1,201
*	Vnet Group Inc. ADR	231,708	1,196
	Sinopec Kantons Holdings Ltd.	3,809,962	1,195
*,1	Peijia Medical Ltd.	1,504,000	1,176
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	160,400	1,151
	Shenzhen Sunlord Electronics Co. Ltd. Class A	311,188	1,140
*,1	Ocumension Therapeutics	762,000	1,126
*	Risen Energy Co. Ltd. Class A	213,700	1,121
	Consun Pharmaceutical Group Ltd.	2,040,000	1,118
*,3	Q Technology Group Co. Ltd.	1,935,000	1,111
	Shanghai Medicilon Inc. Class A	22,636	1,109
[2]	Kaisa Group Holdings Ltd.	10,325,268	1,105
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	1,102
	Eastern Communications Co. Ltd. Class A	692,600	1,097
*	Gaotu Techedu Inc. ADR	628,358	1,075
[1,3]	Hope Education Group Co. Ltd.	12,692,000	1,068
	Sichuan Expressway Co. Ltd. Class A	1,787,532	1,067
	Wuxi Taiji Industry Co. Ltd. Class A	990,668	1,067
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	718,659	1,060
	Beijing GeoEnviron Engineering & Technology Inc. Class A	543,926	1,055
	Zhuguang Holdings Group Co. Ltd.	7,576,000	1,042
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	1,038
	Huangshan Tourism Development Co. Ltd. Class B	1,323,715	1,021
[1,3]	Midea Real Estate Holding Ltd.	857,200	1,019
*,1	Mobvista Inc.	1,649,000	1,017
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	195,800	1,013
*,3	EHang Holdings Ltd. ADR	144,974	1,005
	TCL Electronics Holdings Ltd.	2,102,122	1,001
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	362,040	981
[1,3]	China Renaissance Holdings Ltd.	849,000	979
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	970
*	Shanghai Haohai Biological Technology Co. Ltd. Class A	72,216	970
	SPIC Dongfang New Energy Corp. Class A	1,321,250	966
[1]	China New Higher Education Group Ltd.	3,025,000	963
	KBC Corp. Ltd. Class A	17,733	944
	GCL Energy Technology Co. Ltd.	363,400	939
	China Harmony New Energy Auto Holding Ltd.	2,777,500	938
	Greatview Aseptic Packaging Co. Ltd.	4,980,000	938
*,2	China Zhongwang Holdings Ltd.	4,366,000	934
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	932
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	341,825	927
*	Sichuan Development Lomon Co. Ltd. Class A	432,800	924
*	SOHO China Ltd.	5,210,042	909
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	902
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	887
*	Roshow Technology Co. Ltd. Class A	423,400	884
	Quectel Wireless Solutions Co. Ltd. Class A	37,524	875
	Sinocare Inc. Class A	182,300	867
	Wuxi NCE Power Co. Ltd. Class A	45,920	859
	Guangdong Hongda Blasting Co. Ltd. Class A	191,174	858
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	851
[3]	Kangji Medical Holdings Ltd.	1,008,500	847
*,1,3	Maoyan Entertainment	927,000	841
	C&D Property Management Group Co. Ltd.	1,782,000	841
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	838
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	38,338	836

		Shares	Market Value ($000)
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	493,700	836
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	835
	Chengtun Mining Group Co. Ltd. Class A	709,938	832
*,1	Kintor Pharmaceutical Ltd.	432,500	831
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	826
	Sinofert Holdings Ltd.	5,978,000	823
	Nantong Jianghai Capacitor Co. Ltd. Class A	203,500	822
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	281,171	813
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,484,400	812
	Xi'an Triangle Defense Co. Ltd. Class A	117,920	808
[1]	Medlive Technology Co. Ltd.	636,000	808
	Foran Energy Group Co. Ltd. Class A	309,910	807
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,216	790
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	87,557	790
*	Mianyang Fulin Precision Co. Ltd. Class A	256,500	789
[1]	China Yuhua Education Corp. Ltd.	5,340,000	787
	Ausnutria Dairy Corp. Ltd.	972,000	784
	Sunresin New Materials Co. Ltd. Class A	81,000	778
	Jiangsu Azure Corp. Class A	266,900	775
	China Shineway Pharmaceutical Group Ltd.	972,343	774
*	Jilin Electric Power Co. Ltd. Class A	711,864	773
*,1,3	CStone Pharmaceuticals	1,459,000	772
*,1,3	Meitu Inc.	7,261,000	771
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	763
[2]	China Aoyuan Group Ltd.	5,071,786	762
*	Harbin Electric Co. Ltd. Class H	2,633,813	762
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	724,200	762
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	761
	Grandblue Environment Co. Ltd. Class A	242,772	757
	State Grid Information & Communication Co. Ltd. Class A	303,100	757
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	756
*	LexinFintech Holdings Ltd. ADR	400,621	753
	West China Cement Ltd.	6,417,200	752
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	749
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	248,300	749
*	Shanghai Milkground Food Tech Co. Ltd. Class A	133,000	746
	IKD Co. Ltd. Class A	255,200	744
	Tian Lun Gas Holdings Ltd.	1,417,900	740
[1,3]	Redco Properties Group Ltd.	2,958,000	731
*	Niu Technologies ADR	110,823	718
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	717
	Vats Liquor Chain Store Management JSC Ltd.	128,600	715
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	714
	China Foods Ltd.	2,228,000	709
	Chacha Food Co. Ltd. Class A	99,586	707
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	706
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	703
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	158,400	701
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	955,200	701
*	Beijing Enterprises Clean Energy Group Ltd.	68,700,000	700
*,1	Ascletis Pharma Inc.	1,632,000	699
	Hangjin Technology Co. Ltd. Class A	148,703	697
	Biem.L.Fdlkk Garment Co. Ltd. Class A	219,280	697
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	689
	Health & Happiness H&H International Holdings Ltd.	568,000	683
*	OneConnect Financial Technology Co. Ltd. ADR	477,208	682
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	679

		Shares	Market Value ($000)
*	Hi Sun Technology China Ltd.	5,739,101	678
	Hubei Dinglong Co. Ltd. Class A	216,812	676
	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	81,053	676
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	675
	Shenzhen Topband Co. Ltd. Class A	312,800	663
	China Dongxiang Group Co. Ltd.	13,285,000	661
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	659
	JNBY Design Ltd.	707,500	659
	Kehua Data Co. Ltd. Class A	113,000	659
*	Beijing Jingyuntong Technology Co. Ltd. Class A	488,300	659
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	657
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	654
	Shenzhen SED Industry Co. Ltd. Class A	293,400	650
	Xiamen Kingdomway Group Co. Class A	202,433	647
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	145,470	647
	Jingjin Equipment Inc. Class A	129,689	640
	Qingdao Haier Biomedical Co. Ltd. Class A	61,422	634
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	330,300	630
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	629
	Hangcha Group Co. Ltd. Class A	283,247	628
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	625
	Arcsoft Corp. Ltd. Class A	125,620	624
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	620
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	13,102	618
	Wuhu Token Science Co. Ltd. Class A	576,810	616
*	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	612
	Electric Connector Technology Co. Ltd. Class A	86,000	611
	Sinofibers Technology Co. Ltd. Class A	85,800	605
	KWG Living Group Holdings Ltd.	2,959,350	604
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	900,600	599
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	595
[1]	Archosaur Games Inc.	948,000	589
	Sanquan Food Co. Ltd. Class A	233,200	588
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	588
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	54,720	588
	GCI Science & Technology Co. Ltd. Class A	157,500	586
	Anhui Guangxin Agrochemical Co. Ltd. Class A	149,240	586
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	584
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	34,598	583
	Foryou Corp.	67,400	577
	Dazhong Transportation Group Co. Ltd. Class B	2,190,435	576
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	576
*	Shenzhen Yinghe Technology Co. Ltd. Class A	129,496	573
	Hexing Electrical Co. Ltd. Class A	236,362	572
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	570
*	Zhenro Properties Group Ltd.	9,804,000	569
*	Tongdao Liepin Group	441,200	569
	Guocheng Mining Co. Ltd. Class A	200,975	566
	Shanghai Belling Co. Ltd. Class A	176,800	565
	Times China Holdings Ltd.	2,835,693	564
*,2	Fire Rock Holdings Ltd.	7,890,000	563
	Suplet Power Co. Ltd. Class A	95,760	562
*	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	553
	Xingda International Holdings Ltd.	2,854,000	549
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	307,404	544
	Zhejiang Narada Power Source Co. Ltd. Class A	199,900	544
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	544
	Sonoscape Medical Corp. Class A	95,500	543

		Shares	Market Value ($000)
	Shenzhen Leaguer Co. Ltd. Class A	394,400	538
*	Gree Real Estate Co. Ltd. Class A	605,435	537
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	534
	Fibocom Wireless Inc. Class A	140,313	534
	Bank of Chongqing Co. Ltd. Class A	486,575	533
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	532
	China Wafer Level Csp Co. Class A	150,720	531
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	526
	Shenzhen FRD Science & Technology Co. Ltd.	205,043	526
*	China Railway Materials Co. Class A	1,236,263	523
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	522
	Sino-Platinum Metals Co. Ltd. Class A	201,430	522
*	Tangrenshen Group Co. Ltd. Class A	346,800	518
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	112,515	517
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	516
*	China Automotive Engineering Research Institute Co. Ltd. Class A	209,200	516
[3]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	515
	COFCO Biotechnology Co. Ltd. Class A	397,500	513
	Sino Wealth Electronic Ltd. Class A	78,729	513
	China Kepei Education Group Ltd.	2,184,000	513
	Xianhe Co. Ltd. Class A	127,300	512
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	510
	Infore Environment Technology Group Co. Ltd. Class A	671,165	508
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	507
	Lancy Co. Ltd. Class A	104,400	507
	Zhejiang Windey Co. Ltd. Class A	140,640	506
	Jade Bird Fire Co. Ltd. Class A	112,000	506
	China Lilang Ltd.	1,060,000	499
	QuakeSafe Technologies Co. Ltd. Class A	57,115	499
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	494
*	Jinlei Technology Co. Ltd. Class A	67,800	494
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	146,464	493
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	492
	Lier Chemical Co. Ltd. Class A	147,280	491
	China South City Holdings Ltd.	7,250,000	490
[1,3]	China Everbright Greentech Ltd.	2,160,000	490
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	490
	Shanghai Pret Composites Co. Ltd. Class A	186,864	489
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	489
	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	488
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	485
*	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	485
	Beijing BDStar Navigation Co. Ltd. Class A	104,659	482
*	Focused Photonics Hangzhou Inc. Class A	116,800	482
	Riyue Heavy Industry Co. Ltd. Class A	129,000	481
*	Youdao Inc. ADR	112,880	480
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	477
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	477
	Beijing Dahao Technology Corp. Ltd. Class A	149,100	476
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	474
*	Wellhope Foods Co. Ltd. Class A	304,700	474
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	473
	China Tianying Inc. Class A	469,700	468
	Hainan Poly Pharm Co. Ltd. Class A	108,902	464
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	24,385	464
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	463
	Yankershop Food Co. Ltd. Class A	34,500	463
*	Chongqing Iron & Steel Co. Ltd. Class A	1,724,767	462

		Shares	Market Value ($000)
*	China Publishing & Media Co. Ltd. Class A	671,805	461
	First Tractor Co. Ltd. Class A	287,300	461
*	Kingnet Network Co. Ltd. Class A	513,400	456
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	455
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	454
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	451
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	448
*	Tech-Bank Food Co. Ltd. Class A	401,497	447
	FAWER Automotive Parts Co. Ltd. Class A	500,400	444
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	235,680	443
	Shandong Head Co. Ltd. Class A	80,800	442
*	Bohai Leasing Co. Ltd. Class A	1,376,000	441
*	Hongda Xingye Co. Ltd. Class A	807,800	441
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	440
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	270,600	440
	Xilinmen Furniture Co. Ltd. Class A	99,600	440
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	438
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	216,200	438
	Jiangsu Boqian New Materia Class A	60,400	438
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	437
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	436
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	434
	Shenzhen Desay Battery Technology Co. Class A	66,035	433
	CPMC Holdings Ltd.	1,094,000	432
	Zhende Medical Co. Ltd. Class A	72,925	430
	Jenkem Technology Co. Ltd. Class A	12,615	427
	Central China Management Co. Ltd.	3,891,000	426
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	393,500	423
	Ligao Foods Co. Ltd. Class A	34,900	421
	Shanghai Haixin Group Co. Class B	1,321,500	420
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	776,000	419
	Xinyu Iron & Steel Co. Ltd. Class A	626,163	418
*	Lushang Health Industry Development Co. Ltd. Class A	294,800	416
	Fangda Special Steel Technology Co. Ltd. Class A	416,988	416
	Yijiahe Technology Co. Ltd. Class A	39,200	415
	SGIS Songshan Co. Ltd. Class A	813,300	413
	Hainan Strait Shipping Co. Ltd. Class A	532,050	410
	Qingling Motors Co. Ltd. Class H	2,606,929	408
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	407
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	407
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	406
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	406
	Konfoong Materials International Co. Ltd. Class A	36,700	405
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	405
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	404
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	402
	B-Soft Co. Ltd. Class A	388,230	401
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	401
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	400
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	172,900	399
*	Innuovo Technology Co. Ltd. Class A	308,700	398
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	112,100	398
	CTS International Logistics Corp. Ltd. Class A	291,080	396
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	351,858	395
*	Chengzhi Co. Ltd. Class A	262,300	394
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	394
	Yotrio Group Co. Ltd. Class A	750,400	393
*	Luoyang Glass Co. Ltd. Class A	102,500	391

		Shares	Market Value ($000)
	First Tractor Co. Ltd. Class H	912,954	388
*	Wasu Media Holding Co. Ltd. Class A	349,737	386
	MLS Co. Ltd. Class A	266,400	385
	Guangdong Tapai Group Co. Ltd. Class A	313,328	384
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	382
	Winall Hi-Tech Seed Co. Ltd. Class A	173,250	382
	Advanced Technology & Materials Co. Ltd. Class A	272,500	381
*	Burning Rock Biotech Ltd. ADR	119,149	380
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	379
	Grinm Advanced Materials Co. Ltd. Class A	156,900	379
*	China Express Airlines Co. Ltd. Class A	247,800	379
	INESA Intelligent Tech Inc. Class B	769,006	378
	Beijing Strong Biotechnologies Inc. Class A	138,200	375
*	Hebei Chengde Lolo Co. Class A	301,760	373
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	371
	Chengdu Kanghua Biological Products Co. Ltd. Class A	26,100	371
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	370
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	369
	Tongyu Heavy Industry Co. Ltd. Class A	811,500	368
	Amoy Diagnostics Co. Ltd. Class A	81,720	364
	Xinxiang Richful Lube Addi Class A	34,000	364
	Fujian Star-net Communication Co. Ltd. Class A	108,000	362
	Eoptolink Technology Inc. Ltd Class A	96,821	362
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	360
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	360
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	360
	Skyfame Realty Holdings Ltd.	39,590,000	359
	Zhejiang Communications Technology Co. Ltd.	347,900	355
[1,3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	83,300	355
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	354
	Victory Giant Technology Huizhou Co. Ltd. Class A	150,757	353
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	352
	Truking Technology Ltd. Class A	148,900	352
	China SCE Group Holdings Ltd.	3,968,000	348
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	347
*	Ningxia Zhongyin Cashmere Class A	1,104,900	347
	Sai Micro Electronics Inc. Class A	147,500	346
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	346
	Wuxi Boton Technology Co. Ltd. Class A	133,700	344
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	344
	Jinhui Liquor Co. Ltd. Class A	77,400	344
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	342
	Monalisa Group Co. Ltd. Class A	176,171	340
	Jinneng Science&Technology Co. Ltd. Class A	234,000	339
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	339
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	337
	COFCO Capital Holdings Co. Ltd. Class A	338,800	336
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	334
	Sumavision Technologies Co. Ltd. Class A	393,700	333
*	ChemPartner PharmaTech Co. Ltd. Class A	204,900	333
	Hunan Aihua Group Co. Ltd. Class A	86,843	333
	Digital China Group Co. Ltd. Class A	121,000	332
	Accelink Technologies Co. Ltd. Class A	125,000	331
	PhiChem Corp. Class A	105,500	331
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	286,300	329
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	329
	Guangdong Guanghua Sci Tech Class A	100,900	326
	Jiangsu Shagang Co. Ltd. Class A	480,000	323

		Shares	Market Value ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	323
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	322
	Jiangxi Wannianqing Cement Co. Ltd. Class A	209,100	320
*	Talkweb Information System Co. Ltd. Class A	313,800	319
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	317
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	316
	Luyang Energy-Saving Materials Co. Ltd.	89,366	316
	Anhui Genuine New Materials Co. Ltd. Class A	155,717	314
	Dongjiang Environmental Co. Ltd. Class A	314,899	313
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	431,328	313
	Changchun Faway Automobile Components Co. Ltd. Class A	211,460	313
*	Shenzhen World Union Group Inc. Class A	679,900	312
	Renhe Pharmacy Co. Ltd. Class A	346,200	311
	Qinghai Huzhu Tianyoude Class A	120,900	309
	PCI Technology Group Co. Ltd. Class A	324,200	308
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	308
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	307
	Shantui Construction Machinery Co. Ltd. Class A	382,600	306
	Moon Environment Technology Co. Ltd. Class A	192,700	304
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	235,599	303
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	303
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	301
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	300
	Wuhan Department Store Group Co. Ltd. Class A	188,173	299
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	297
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	297
	Hanwei Electronics Group Class A	84,000	297
*	Genimous Technology Co. Ltd. Class A	339,100	296
	Guangdong Hybribio Biotech Co. Ltd. Class A	96,858	296
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	296
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	295
	YGSOFT Inc. Class A	289,569	295
	Beijing SuperMap Software Co. Ltd. Class A	106,000	295
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	294
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	293
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	293
*	Orient Group Inc. Class A	685,200	292
	China CAMC Engineering Co. Ltd. Class A	241,200	291
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	61,600	291
*	Shengda Resources Co. Ltd. Class A	162,000	290
	Beijing North Star Co. Ltd. Class H	2,368,000	289
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	288
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	287
	CETC Digital Technology Co. Ltd. Class A	100,750	287
	Three's Co. Media Group Co. Ltd. Class A	19,542	284
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	283
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	283
	Beijing Tongtech Co. Ltd. Class A	107,460	282
	Yonggao Co. Ltd. Class A	348,100	282
*	Client Service International Inc. Class A	117,300	279
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	278
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	277
	Yusys Technologies Co. Ltd. Class A	122,080	276
	Beibuwan Port Co. Ltd. Class A	234,519	273
	Zhejiang Wanma Co. Ltd. Class A	201,800	272
	Sino GeoPhysical Co. Ltd. Class A	83,000	270
	Guangdong Advertising Group Co. Ltd. Class A	383,500	270
	Better Life Commercial Chain Share Co. Ltd. Class A	288,659	269

		Shares	Market Value ($000)
*	Luoniushan Co. Ltd. Class A	268,600	268
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	254,343	267
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	266
	Black Peony Group Co. Ltd. Class A	228,740	264
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	20,161	264
*	YaGuang Technology Group Co. Ltd. Class A	274,900	263
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	260
	Jin Tong Ling Technology Class A	383,000	260
	IReader Technology Co. Ltd. Class A	112,300	259
	Greenland Hong Kong Holdings Ltd.	2,228,000	258
	China Railway Tielong Container Logistics Co. Ltd. Class A	333,300	258
	Western Region Gold Co. Ltd. Class A	117,867	258
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	257
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	255
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	253
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	253
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	251
*	Beijing Watertek Information Technology Co. Ltd. Class A	440,600	250
	Jiuzhitang Co. Ltd. Class A	188,800	250
*	Visionox Technology Inc. Class A	252,200	247
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	247
*	Beijing VRV Software Corp. Ltd. Class A	348,300	246
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	245
	KPC Pharmaceuticals Inc. Class A	141,300	243
	Shanghai Maling Aquarius Co. Ltd. Class A	220,256	243
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	242
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	242
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	242
	Tianjin Teda Co. Ltd. Class A	386,700	241
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	241
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	241
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	240
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	239
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	239
	Hangzhou Onechance Tech Corp. Class A	54,300	238
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	203,900	237
	Beijing Sanlian Hope Shin Class A	81,000	237
	DBG Technology Co. Ltd. Class A	143,060	236
*	Wuhan P&S Information Technology Co. Ltd. Class A	301,700	236
*	INKON Life Technology Co. Ltd. Class A	141,100	235
	Shanghai AtHub Co. Ltd. Class A	60,200	234
	Guangdong Topstar Technology Co. Ltd. Class A	100,620	234
	Guangdong Aofei Data Technology Co. Ltd. Class A	150,660	234
*	Zhejiang Jingu Co. Ltd. Class A	185,200	233
	Konka Group Co. Ltd. Class A	295,400	233
*	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	233
*	Beijing Philisense Technology Co. Ltd. Class A	370,400	230
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	228
*	Gohigh Data Networks Technology Co. Ltd. Class A	296,900	228
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	227
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	226
*	Goldenmax International Technology Ltd. Class A	166,100	226
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	225
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	171,969	223
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	222
*	HyUnion Holding Co. Ltd. Class A	198,900	222
	Hangzhou Dptech Technologies Co. Ltd. Class A	110,500	222
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	222

		Shares	Market Value ($000)
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	220
	City Development Environment Co. Ltd. Class A	139,720	220
*	Grand Industrial Holding Group Co. Ltd.	130,900	217
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	216
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	214
	Bear Electric Appliance Co. Ltd. Class A	25,700	214
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	213
	Shaanxi Construction Machinery Co. Ltd. Class A	239,850	212
	Xinhuanet Co. Ltd. Class A	84,900	212
*	Hongli Zhihui Group Co. Ltd. Class A	162,300	212
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	211
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	211
*	Hand Enterprise Solutions Co. Ltd. Class A	160,100	209
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	209
	Edifier Technology Co. Ltd. Class A	160,900	205
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	205
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	193,900	204
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	200
	China Harzone Industry Corp. Ltd. Class A	174,200	200
	EIT Environmental Development Group Co. Ltd. Class A	73,075	199
	Xinxiang Chemical Fiber Co. Ltd. Class A	377,700	196
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	194
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	192
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	192
*	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	186
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	186
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	183
*	Xiamen Jihong Technology Co. Ltd. Class A	101,000	181
*	Ronshine China Holdings Ltd.	1,370,500	180
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	178
	Unilumin Group Co. Ltd. Class A	182,800	177
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	139,141	176
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	175
	Canny Elevator Co. Ltd. Class A	145,500	175
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	175
	Edan Instruments Inc. Class A	122,400	175
	JSTI Group Class A	176,900	174
	Huafu Fashion Co. Ltd. Class A	316,500	173
	Kunming Yunnei Power Co. Ltd. Class A	364,400	171
	5I5J Holding Group Co. Ltd. Class A	434,300	170
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	170
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	170
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	168
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	164
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	161
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	160
	Zhongfu Information Inc. Class A	50,100	159
*	Beijing Thunisoft Corp. Ltd. Class A	149,100	158
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	158
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	308,200	158
	Guomai Technologies Inc. Class A	182,500	157
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	154
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	131,900	154
	Shanxi Coking Co. Ltd. Class A	165,100	154
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	49,476	153
*	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	149
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	146
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	143

		Shares	Market Value ($000)
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	141
	Streamax Technology Co. Ltd. Class A	33,800	140
*	Feitian Technologies Co. Ltd. Class A	80,800	138
*	Berry Genomics Co. Ltd. Class A	67,900	133
	Dare Power Dekor Home Co. Ltd. Class A	101,400	132
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	130
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	127
	China Fangda Group Co. Ltd. Class B	401,979	124
*	Genetron Holdings Ltd. ADR	113,617	122
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	122
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	113
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	112
	Times Neighborhood Holdings Ltd.	831,000	111
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	111
	Beken Corp. Class A	22,300	106
	Xiamen Xiangyu Co. Ltd. Class A	84,133	104
*,2	Boshiwa International Ltd.	469,000	100
	Fujian Cement Inc. Class A	87,200	78
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	74
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	158,000	63
*,2,3	China Fishery Group Ltd.	1,088,512	60
*,2	Colour Life Services Group Co. Ltd.	748,370	59
	China Suntien Green Energy Corp. Ltd. Class H	88,000	43
	Beijing North Star Co. Ltd. Class A	101,400	33
*,2	Fantasia Holdings Group Co. Ltd.	1,143,000	29
[1]	Cathay Media And Education Group Inc.	183,000	26
*	Beken Corp.	5,400	26
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	13
	Eastern Communications Co. Ltd. Class B	50	—
*,2,3	Midas Holdings Ltd.	2,619,447	—
*,2	China High Precision Automation Group Ltd.	401,000	—
*,2	Real Gold Mining Ltd.	239,476	—
	Yuzhou Group Holdings Co. Ltd.	391	—
*,2	China Animal Healthcare Ltd.	1,003,918	—
			490,340
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	372,349	2,660
Czech Republic (0.0%)
	Philip Morris CR A/S	1,601	1,104
Denmark (1.4%)
*	Bavarian Nordic A/S	258,508	12,819
*	ISS A/S	671,297	11,732
	Ringkjoebing Landbobank A/S	99,573	11,181
*	Jyske Bank A/S (Registered)	200,520	10,495
*	ALK-Abello A/S	476,237	9,508
*	NKT A/S	157,608	8,075
	Topdanmark A/S	151,533	7,388
*,1	Netcompany Group A/S	125,691	7,048
	Chemometec A/S	55,943	6,683
	Sydbank A/S	212,887	6,538
	FLSmidth & Co. A/S	200,750	5,514
	Alm Brand A/S	3,127,980	4,707
[1]	Scandinavian Tobacco Group A/S Class A	209,594	4,014
	D/S Norden A/S	86,332	3,767
	Dfds A/S	104,751	3,754
*	Drilling Co. of 1972 A/S	78,202	3,711
	Spar Nord Bank A/S	309,954	3,552

		Shares	Market Value ($000)
	Schouw & Co. A/S	46,374	3,453
*	Zealand Pharma A/S	169,445	3,056
*	NTG Nordic Transport Group A/S Class A	56,234	2,479
*	Nilfisk Holding A/S	93,620	2,213
			131,687
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	3,866,317	2,346
	Talaat Moustafa Group	3,748,596	1,414
*	Medinet Nasr Housing	4,866,283	734
	Palm Hills Developments SAE	4,417,514	288
	Oriental Weavers	782,082	273
*	Aspire Capital Holding for Financial Investments	6,799,914	84
*	Gadwa for Industrial Development	1,834,685	57
			5,196
Finland (0.7%)
	Konecranes OYJ Class A	266,078	7,144
	TietoEVRY OYJ (XHEL)	252,462	6,867
	Cargotec OYJ Class B	181,533	6,420
*	QT Group OYJ	69,439	5,615
	Metsa Board OYJ	619,161	5,520
	Outokumpu OYJ	1,227,885	5,406
	Kemira OYJ	326,685	4,148
	Revenio Group OYJ	80,080	4,125
	Sanoma OYJ	277,816	3,924
	Uponor OYJ	208,443	3,138
[1]	Terveystalo OYJ	278,765	2,619
	Tokmanni Group Corp.	168,929	2,222
	YIT OYJ	622,106	2,116
	Citycon OYJ	284,739	2,026
	TietoEVRY OYJ	56,975	1,547
*	F-Secure OYJ	359,756	1,116
	Oriola OYJ Class B	473,337	962
	Raisio OYJ Class V	365,419	811
*,3	Finnair OYJ	1,948,469	801
*	WithSecure OYJ	359,756	653
*,2	Ahlstrom-Munksjo OYJ Rights	29,401	536
			67,716
France (2.4%)
	Gaztransport Et Technigaz SA	103,952	14,338
	Alten SA	105,035	14,226
	Elis SA (XPAR)	808,208	12,063
	SPIE SA	466,281	11,198
	SES SA Class A GDR	1,396,680	10,540
	Nexans SA	105,800	10,162
	Sopra Steria Group SACA	52,609	8,766
	Rubis SCA	334,382	8,173
	IPSOS	136,467	6,995
*,3	Air France-KLM	4,915,182	6,777
[1]	Verallia SA	248,801	6,369
	Technip Energies NV	496,234	5,861
	Virbac SA	15,786	5,831
	Societe BIC SA	90,350	5,105
	Eutelsat Communications SA	669,410	5,094
*	Vallourec SA	547,390	5,072
	Imerys SA	140,333	4,755
	Nexity SA	166,199	4,084
	Coface SA	375,913	3,937

		Shares	Market Value ($000)
	Rothschild & Co.	103,217	3,801
	Eramet SA	35,477	3,755
	Trigano SA	34,484	3,374
	Korian SA	226,255	3,348
*,3	Valneva SE	329,415	3,276
	Metropole Television SA	248,288	3,271
	Carmila SA	202,030	3,198
	Interparfums SA	57,831	2,901
	Albioma SA Loyalty Shares	55,888	2,850
	Quadient SA	137,526	2,678
	Fnac Darty SA	66,111	2,652
*	ID Logistics Group	8,102	2,623
	Television Francaise 1	367,736	2,533
	Lagardere SA	130,752	2,452
*	CGG SA	2,455,915	2,194
	Altarea SCA	14,500	2,150
	Derichebourg SA	333,013	2,123
*	Voltalia SA (Registered)	96,482	2,046
	Mercialys SA	230,287	2,041
	PEUGEOT Investment	19,037	1,932
	Mersen SA	52,948	1,863
[1]	Maisons du Monde SA	171,832	1,837
	Vetoquinol SA	14,508	1,821
*	SES-imagotag SA	18,019	1,750
	Vicat SA	65,635	1,711
*,3	Casino Guichard Perrachon SA	144,581	1,705
	Beneteau SA	134,621	1,548
	Albioma	27,887	1,422
*,3	OVH Groupe SAS	78,061	1,283
*,1	X-Fab Silicon Foundries SE	190,481	1,272
*	Solutions 30 SE	355,303	1,209
	Pharmagest Interactive	13,692	1,193
	Etablissements Maurel et Prom SA	198,509	1,049
	Vilmorin & Cie SA	22,234	920
	Albioma SA (XPAR)	17,900	913
	Manitou BF SA	41,765	795
*	GL Events	41,305	791
	Lisi	31,889	751
*,1	SMCP SA	136,302	742
	Jacquet Metals SACA	37,532	676
	Lisi (XPAR)	23,758	560
	Bonduelle SCA	39,068	525
*,1	Elior Group SA	157,561	512
*	Believe SA	50,767	470
	AKWEL	21,631	390
	Guerbet	18,571	383
	Boiron SA	8,023	375
*	Tarkett SA	24,374	327
*,1,3	Aramis Group SAS	60,452	248
	Lisi SA Prime De Fidelite	3,729	88
			233,673
Germany (3.0%)
	K+S AG (Registered)	698,510	14,729
	HUGO BOSS AG	201,116	11,884
	Freenet AG	435,052	10,244
	AIXTRON SE	385,573	9,968
	Aurubis AG	127,161	9,181
	Encavis AG	396,668	8,680

		Shares	Market Value ($000)
[1]	Befesa SA	147,484	6,832
	Gerresheimer AG	112,859	6,779
	TAG Immobilien AG	591,798	6,554
*	Aareal Bank AG	198,844	6,468
*,1	TeamViewer AG	595,364	6,199
[3]	Siltronic AG	75,174	6,103
	ProSiebenSat.1 Media SE	652,552	5,581
	Synlab AG	277,951	5,263
	Stabilus SA	92,388	5,207
	Software AG	183,555	4,959
	Grand City Properties SA	363,052	4,952
	Jungheinrich AG Preference Shares	179,282	4,880
	Krones AG	55,427	4,829
	Hensoldt AG	185,238	4,749
	Jenoptik AG	192,987	4,674
*,3	Nordex SE	474,462	4,610
	CANCOM SE	133,178	4,553
*	Vitesco Technologies Group AG Class A	82,397	4,481
	Duerr AG	180,077	4,477
	VERBIO Vereinigte BioEnergie AG	70,505	4,375
[1]	Deutsche Pfandbriefbank AG	464,348	4,292
	Suedzucker AG	287,141	4,051
	Stroeer SE & Co. KGaA	92,427	4,043
	CompuGroup Medical SE & Co. KGaA	92,945	4,029
	Pfeiffer Vacuum Technology AG	23,908	3,780
	Dermapharm Holding SE	63,004	3,550
*	flatexDEGIRO AG	339,613	3,454
*	Nagarro SE	29,117	3,415
	Salzgitter AG	133,969	3,411
*	Hypoport SE	16,308	3,390
	Bilfinger SE	101,620	3,071
	GFT Technologies SE	59,977	2,711
*,1,3	Shop Apotheke Europe NV	27,709	2,691
	Kloeckner & Co. SE Preference Shares	267,556	2,622
	STRATEC SE	28,427	2,622
[3]	S&T AG	173,273	2,582
	KWS Saat SE & Co. KGaA	38,915	2,378
[3]	GRENKE AG	89,440	2,348
	BayWa AG	53,126	2,287
	Adesso SE	12,901	2,235
	Norma Group SE	118,782	2,216
	Hornbach Holding AG & Co. KGaA	27,865	2,187
	PATRIZIA AG	167,503	2,162
	Atoss Software AG	13,665	2,156
	DIC Asset AG	181,065	2,059
	Deutz AG	472,377	1,972
	Indus Holding AG	82,094	1,969
[3]	Deutsche EuroShop AG (XETR)	83,584	1,831
	Schaeffler AG Preference Shares	303,460	1,787
[1]	Instone Real Estate Group SE	162,268	1,778
	Wacker Neuson SE	91,398	1,759
	Takkt AG	121,941	1,663
	Zeal Network SE	50,777	1,627
	Washtec AG	38,436	1,613
*,3	SMA Solar Technology AG	28,571	1,559
	Deutsche Beteiligungs AG	52,228	1,507
	Draegerwerk AG & Co. KGaA Preference Shares	27,837	1,461
	Basler AG	37,665	1,435

		Shares	Market Value ($000)
*	MorphoSys AG	61,686	1,371
	Secunet Security Networks AG	4,696	1,358
	CECONOMY AG	672,895	1,357
*	SGL Carbon SE	167,992	1,272
	New Work SE	9,481	1,269
*,3	About You Holding SE	140,239	1,266
	Hamburger Hafen und Logistik AG	84,704	1,181
	Vossloh AG	32,460	1,158
	Wuestenrot & Wuerttembergische AG	62,778	1,078
	CropEnergies AG	72,521	1,069
*,1	ADLER Group SA	241,513	857
	Eckert & Ziegler Strahlen- und Medizintechnik AG	17,921	795
	ElringKlinger AG	84,584	677
*	Global Fashion Group SA	386,807	574
*	Koenig & Bauer AG	31,446	477
	Bertrandt AG	12,735	476
*	Aareal Bank AG (XETR)	14,430	430
	Draegerwerk AG & Co. KGaA	9,411	428
	Sixt SE Preference Shares	1,044	74
	Sixt SE	1	—
			284,081
Greece (0.1%)
*	GEK Terna Holding Real Estate Construction SA	173,865	1,721
*	LAMDA Development SA	227,179	1,350
*	Ellaktor SA	760,796	1,241
	Athens Water Supply & Sewage Co. SA	144,054	1,183
	Hellenic Exchanges - Athens Stock Exchange SA	256,791	866
	Viohalco SA	235,905	838
	Holding Co. ADMIE IPTO SA	441,752	833
	Autohellas Tourist and Trading SA	71,519	704
	Sarantis SA	89,179	627
*	Aegean Airlines SA	92,563	491
	Quest Holdings SA	101,097	456
	Fourlis Holdings SA	114,251	358
*	Public Power Corp. SA	31,801	189
			10,857
Hong Kong (0.9%)
	Pacific Basin Shipping Ltd.	15,319,532	7,326
	Fortune REIT	4,828,589	4,123
	HKBN Ltd.	2,854,129	3,171
	Luk Fook Holdings International Ltd.	1,261,399	3,080
*	Vobile Group Ltd.	5,530,000	2,827
*	Theme International Holdings Ltd.	18,918,347	2,486
	LK Technology Holdings Ltd.	1,404,475	2,454
	K Wah International Holdings Ltd.	5,800,398	2,157
[1]	Asiainfo Technologies Ltd.	1,251,200	1,996
	Sunlight REIT	4,127,072	1,971
*	Cowell e Holdings Inc.	1,104,000	1,939
	Jinchuan Group International Resources Co. Ltd.	16,988,000	1,820
	CITIC Telecom International Holdings Ltd.	5,390,004	1,798
	VSTECS Holdings Ltd.	2,146,000	1,639
*,1	Hua Medicine	3,280,000	1,606
*,3	Realord Group Holdings Ltd.	1,218,000	1,528
*	OCI International Holdings Ltd.	3,388,000	1,511
*	Esprit Holdings Ltd. (XHKG)	9,966,350	1,462
	SUNeVision Holdings Ltd.	2,232,000	1,460
	Truly International Holdings Ltd.	6,273,000	1,411

		Shares	Market Value ($000)
	Stella International Holdings Ltd.	1,394,500	1,358
	IGG Inc.	3,378,000	1,355
[3]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,337
	Value Partners Group Ltd.	3,926,434	1,304
	Far East Consortium International Ltd.	3,841,858	1,239
	Canvest Environmental Protection Group Co. Ltd.	2,326,000	1,201
	Prosperity REIT	3,915,000	1,196
	EC Healthcare	1,268,000	1,090
	Pou Sheng International Holdings Ltd.	9,483,000	1,039
	Texhong Textile Group Ltd.	1,099,500	1,023
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	733,000	945
	China Tobacco International HK Co. Ltd.	650,000	939
	Sun Hung Kai & Co. Ltd.	2,025,000	934
	Chow Sang Sang Holdings International Ltd.	885,565	915
	Vesync Co. Ltd.	1,410,000	904
*	Cosmopolitan International Holdings Ltd.	5,944,000	899
	United Laboratories International Holdings Ltd.	1,526,500	805
	Pacific Textiles Holdings Ltd.	2,016,000	802
*,1	Everest Medicines Ltd.	384,500	796
*,1	Frontage Holdings Corp.	2,406,000	788
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,807,500	772
*,2,3	Superb Summit International	3,957,346	736
	Giordano International Ltd.	3,105,735	732
*,3	C-Mer Eye Care Holdings Ltd.	1,424,000	726
*,1	Antengene Corp. Ltd.	1,088,500	720
	Asia Cement China Holdings Corp.	1,403,500	694
*	Apollo Future Mobility Group Ltd.	17,192,000	690
*,3	GCL New Energy Holdings Ltd.	37,625,541	686
	Dynam Japan Holdings Co. Ltd.	722,440	665
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	1,201,500	662
	Singamas Container Holdings Ltd.	5,413,960	657
*,1	JW Cayman Therapeutics Co. Ltd. (XHKG)	742,000	629
	CITIC Resources Holdings Ltd.	9,572,000	599
*	Sa Sa International Holdings Ltd.	3,414,000	565
*	Television Broadcasts Ltd.	1,099,600	559
*,2	Convoy	26,130,000	556
	SmarTone Telecommunications Holdings Ltd.	1,036,730	541
[1]	Crystal International Group Ltd.	1,607,000	508
*	Digital Domain Holdings Ltd.	8,939,000	477
	Road King Infrastructure Ltd.	813,346	473
	Glory Sun Financial Group Ltd.	109,700,000	462
	Texwinca Holdings Ltd.	2,086,000	386
*,2	Huiyuan Juice	1,333,000	343
	CMBC Capital Holdings Ltd.	1,339,021	311
*	Chinese Estates Holdings Ltd.	1,100,500	303
[1,3]	VPower Group International Holdings Ltd.	2,648,000	281
*,2,3	National Agricultural Holdings	1,560,000	237
*	Macau Legend Development Ltd.	4,699,000	207
[1]	IMAX China Holding Inc.	206,000	184
	Lee's Pharmaceutical Holdings Ltd.	674,500	166
*,2	MH Development NPV	1,068,000	158
*	China LNG Group Ltd.	414,821	18
	Powerlong Commercial Management Holdings Ltd.	9,500	5
	Great Eagle Holdings Ltd.	2,000	4
*,2	Anxin China Holdings Ltd.	2,621,200	—
*,2	C Fiber Optic	2,215,200	—
*,2	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,2	SMI Holdings Group Ltd.	2,800,800	—

		Shares	Market Value ($000)
*,2	Tech Pro Tech Dev	10,406,800	—
*,2	CTEG	6,439,760	—
*,2,3	Agritrade Resources Ltd.	6,905,000	—
*,2	China Lumena New Materials Corp.	98,750	—
			84,346
Hungary (0.0%)
*	Opus Global Nyrt	653,598	250
India (4.7%)
	Indian Hotels Co. Ltd.	3,001,524	9,999
	Crompton Greaves Consumer Electricals Ltd.	1,753,025	8,750
	Navin Fluorine International Ltd.	129,121	7,165
*	CG Power & Industrial Solutions Ltd.	2,458,382	6,984
	Tata Chemicals Ltd.	586,526	6,760
	Atul Ltd.	59,675	6,709
*	APL Apollo Tubes Ltd.	554,356	6,695
*	Fortis Healthcare Ltd.	1,850,373	6,524
	Supreme Industries Ltd.	242,614	5,827
	Gujarat Fluorochemicals Ltd.	128,258	5,435
*	PVR Ltd.	196,250	5,332
	Schaeffler India Ltd.	150,136	5,276
	SKF India Ltd.	86,007	4,599
*	Aditya Birla Fashion and Retail Ltd.	1,346,453	4,585
	AIA Engineering Ltd.	146,420	4,441
	IIFL Finance Ltd.	995,132	4,362
	Kajaria Ceramics Ltd.	291,274	4,338
	Phoenix Mills Ltd.	271,747	4,314
*	Ramco Cements Ltd.	457,258	4,248
	KPIT Technologies Ltd.	597,376	4,160
	Sundram Fasteners Ltd.	393,150	4,124
	Carborundum Universal Ltd.	402,103	4,076
	Computer Age Management Services Ltd.	130,163	4,054
	Apollo Tyres Ltd.	1,449,917	4,042
	Grindwell Norton Ltd.	171,729	3,809
	Thermax Ltd.	142,626	3,713
	JK Cement Ltd.	116,612	3,699
	Pfizer Ltd.	66,435	3,513
	Radico Khaitan Ltd.	286,417	3,412
	Linde India Ltd.	73,452	3,384
	IDFC Ltd.	4,763,470	3,298
[1]	Indian Energy Exchange Ltd.	1,605,218	3,250
	City Union Bank Ltd.	1,581,974	3,221
	National Aluminium Co. Ltd.	3,182,453	3,140
	Cyient Ltd.	296,948	3,108
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	332,872	3,046
*	Aavas Financiers Ltd.	100,398	3,032
	Timken India Ltd.	80,185	3,007
	Angel One Ltd.	172,142	2,990
	KEI Industries Ltd.	188,760	2,963
	IIFL Wealth Management Ltd.	139,714	2,960
	Gujarat State Petronet Ltd.	990,068	2,914
	Redington India Ltd.	1,834,834	2,897
[1]	Syngene International Ltd.	400,484	2,881
	Lakshmi Machine Works Ltd.	21,673	2,872
	Intellect Design Arena Ltd.	353,737	2,827
	Manappuram Finance Ltd.	2,231,773	2,781
	Blue Star Ltd.	222,650	2,776
	Cholamandalam Financial Holdings Ltd.	346,845	2,773

		Shares	Market Value ($000)
	Natco Pharma Ltd.	320,805	2,767
	Birlasoft Ltd.	637,927	2,722
	Amara Raja Batteries Ltd.	435,622	2,713
	Escorts Ltd.	123,268	2,696
	UTI Asset Management Co. Ltd.	306,858	2,695
	Solar Industries India Ltd.	77,599	2,690
	Brigade Enterprises Ltd.	429,057	2,685
	Sanofi India Ltd.	32,929	2,635
	Happiest Minds Technologies Ltd.	212,063	2,607
	Central Depository Services India Ltd.	181,198	2,591
	JB Chemicals & Pharmaceuticals Ltd.	115,187	2,579
	Magma Fincorp Ltd.	754,521	2,558
*,1	Aster DM Healthcare Ltd.	877,626	2,547
	Hatsun Agro Product Ltd.	202,782	2,547
	Vinati Organics Ltd.	91,429	2,526
	Suven Pharmaceuticals Ltd.	407,910	2,469
	Chambal Fertilizers and Chemicals Ltd.	604,804	2,468
	HFCL Ltd.	2,893,177	2,443
	Granules India Ltd.	615,354	2,335
	KEC International Ltd.	398,710	2,321
	DCM Shriram Ltd.	183,035	2,318
	EID Parry India Ltd.	324,843	2,301
*	IRB Infrastructure Developers Ltd.	850,175	2,301
	Balaji Amines Ltd.	53,328	2,299
	CESC Ltd.	2,365,038	2,295
	KPR Mill Ltd.	305,473	2,280
	CRISIL Ltd.	57,079	2,260
*	EIH Ltd.	1,176,048	2,251
	Can Fin Homes Ltd.	297,430	2,248
	Great Eastern Shipping Co. Ltd.	374,467	2,241
	Trident Ltd.	4,453,019	2,241
	Ratnamani Metals & Tubes Ltd.	103,436	2,218
	Sonata Software Ltd.	248,321	2,216
[1]	Brookfield India Real Estate Trust	539,529	2,203
	Brightcom Group Ltd.	3,469,121	2,179
*	Suzlon Energy Ltd.	25,760,567	2,151
	Ajanta Pharma Ltd.	132,949	2,148
	Praj Industries Ltd.	424,028	2,124
	BSE Ltd.	245,508	2,110
	Bajaj Electricals Ltd.	147,033	2,107
	Balrampur Chini Mills Ltd.	417,920	2,089
	Sumitomo Chemical India Ltd.	364,124	2,081
	India Cements Ltd.	832,104	2,077
[1]	Mindspace Business Parks REIT	453,153	2,056
*	Affle India Ltd.	151,517	2,042
	Shriram City Union Finance Ltd.	82,820	2,033
	Finolex Industries Ltd.	1,193,931	2,010
*	Narayana Hrudayalaya Ltd.	240,921	2,008
	Prestige Estates Projects Ltd.	379,938	1,992
	VIP Industries Ltd.	259,250	1,985
*	CreditAccess Grameen Ltd.	147,337	1,974
*	Amber Enterprises India Ltd.	62,126	1,963
[1]	Endurance Technologies Ltd.	106,221	1,956
	Century Textiles & Industries Ltd.	179,366	1,906
	Mahanagar Gas Ltd.	199,361	1,899
[1]	Quess Corp. Ltd.	248,084	1,855
	Mastek Ltd.	69,434	1,852
	Tanla Platforms Ltd.	208,364	1,839

		Shares	Market Value ($000)
[1]	Eris Lifesciences Ltd.	213,896	1,835
	Jubilant Ingrevia Ltd.	270,612	1,822
[1]	Metropolis Healthcare Ltd.	90,940	1,818
*	Westlife Development Ltd.	240,312	1,778
*	Indiabulls Real Estate Ltd.	1,903,794	1,754
*	Sheela Foam Ltd.	48,864	1,742
	V-Guard Industries Ltd.	592,359	1,695
	Clean Science & Technology Ltd.	78,933	1,690
	KNR Constructions Ltd.	505,788	1,688
	Alkyl Amines Chemicals Ltd.	45,199	1,676
	Century Plyboards India Ltd.	224,648	1,676
	Route Mobile Ltd.	92,156	1,637
	Sobha Ltd.	183,154	1,626
*	Nuvoco Vistas Corp. Ltd.	382,971	1,606
	Orient Electric Ltd.	483,720	1,591
[1]	IndiaMart InterMesh Ltd.	29,459	1,589
*	Chemplast Sanmar Ltd.	263,220	1,586
	Rain Industries Ltd.	690,916	1,549
	TTK Prestige Ltd.	137,824	1,549
	Vardhman Textiles Ltd.	403,335	1,547
	Saregama India Ltd.	292,768	1,547
	Motilal Oswal Financial Services Ltd.	157,928	1,521
	Aegis Logistics Ltd.	463,598	1,519
*,1	Krishna Institute of Medical Sciences Ltd.	96,291	1,514
	NIIT Ltd.	323,111	1,500
	Jubilant Pharmova Ltd. Class A (XNSE)	326,896	1,495
	Firstsource Solutions Ltd.	1,052,942	1,489
*	TeamLease Services Ltd.	33,603	1,486
	Raymond Ltd.	121,239	1,473
	Alembic Pharmaceuticals Ltd.	165,828	1,472
	BASF India Ltd.	42,777	1,458
	Indian Bank	646,941	1,448
	eClerx Services Ltd.	51,721	1,425
	Zydus Wellness Ltd.	69,674	1,425
*	Reliance Power Ltd.	8,923,274	1,405
	Edelweiss Financial Services Ltd.	1,896,655	1,398
	Finolex Cables Ltd.	259,394	1,394
	JK Lakshmi Cement Ltd.	248,870	1,394
	NCC Ltd.	1,875,816	1,393
	Procter & Gamble Health Ltd.	23,886	1,338
	Welspun Corp. Ltd.	466,970	1,337
[1]	ICICI Securities Ltd.	218,493	1,330
	Zensar Technologies Ltd.	414,440	1,302
	Mahindra CIE Automotive Ltd.	377,355	1,287
	Ceat Ltd.	79,743	1,273
	Graphite India Ltd.	232,645	1,256
	PNC Infratech Ltd.	387,455	1,255
*	Alok Industries Ltd.	4,759,279	1,209
	Birla Corp. Ltd.	97,439	1,202
	Sterlite Technologies Ltd.	662,370	1,191
	Gateway Rail Freight Ltd.	1,277,088	1,183
	Poly Medicure Ltd.	127,822	1,182
	Strides Pharma Science Ltd.	275,162	1,155
	Avanti Feeds Ltd.	198,001	1,104
[1]	Godrej Agrovet Ltd.	168,197	1,083
	Bombay Burmah Trading Co.	89,267	1,074
*	V-Mart Retail Ltd.	30,514	1,069
	EPL Ltd.	478,324	1,052

		Shares	Market Value ($000)
	Karur Vysya Bank Ltd.	1,280,439	955
	Welspun India Ltd.	1,077,399	953
*,1	PNB Housing Finance Ltd.	212,718	949
	KRBL Ltd.	302,824	936
	Infibeam Avenues Ltd. (XNSE)	4,938,700	921
	Vaibhav Global Ltd.	241,167	912
	PTC India Ltd.	844,724	888
*	Sun Pharma Advanced Research Co. Ltd.	307,238	886
	JM Financial Ltd.	1,072,179	864
*	Dhani Services Ltd.	1,626,689	853
	Engineers India Ltd.	1,005,533	852
	Akzo Nobel India Ltd.	33,403	821
	NBCC India Ltd.	1,958,621	818
	Vakrangee Ltd.	2,270,405	810
	Rallis India Ltd.	300,266	807
	Multi Commodity Exchange of India Ltd.	45,555	806
	Gujarat Pipavav Port Ltd.	807,038	794
	HEG Ltd.	53,181	793
*,1	New India Assurance Co. Ltd.	728,929	757
	AstraZeneca Pharma India Ltd.	18,922	733
*	Equitas Holdings Ltd.	557,914	714
*	TV18 Broadcast Ltd.	1,507,082	709
	Kaveri Seed Co. Ltd.	111,117	682
*	Hindustan Construction Co. Ltd.	3,291,280	559
	Symphony Ltd.	47,028	559
	Bajaj Consumer Care Ltd.	254,023	523
	Care Ratings Ltd.	90,646	520
*	Just Dial Ltd.	69,658	513
	Karnataka Bank Ltd.	551,807	492
	DCB Bank Ltd.	433,216	489
*	Wockhardt Ltd.	144,380	405
[1]	Dilip Buildcon Ltd.	132,735	397
*	IFCI Ltd.	2,973,486	366
	Jindal Saw Ltd.	330,453	359
	WABCO India Ltd.	3,113	336
*	South Indian Bank Ltd.	2,920,192	290
	Tube Investments of India Ltd.	4,684	123
*	Future Consumer Ltd.	3,763,438	88
	Persistent Systems Ltd.	1,562	72
*	Max Healthcare Institute Ltd.	13,060	61
	Deepak Nitrite Ltd.	2,382	58
	Dixon Technologies India Ltd.	1,134	53
	Minda Industries Ltd.	5,828	38
[1]	Dr Lal PathLabs Ltd.	1,224	36
	NIIT Technologies Ltd.	640	32
	Relaxo Footwears Ltd.	2,580	32
*,2	Chennai Super Kings Cricket	176,674	—
			452,473
Indonesia (0.6%)
	Aneka Tambang Tbk	31,260,519	4,130
	Indo Tambangraya Megah Tbk PT	1,401,200	3,745
	Ciputra Development Tbk PT	53,123,255	3,315
	Mitra Keluarga Karyasehat Tbk PT	19,459,600	3,268
	AKR Corporindo Tbk PT	30,270,715	2,556
	Pakuwon Jati Tbk PT	81,221,034	2,499
*	Bank Neo Commerce Tbk PT	27,104,300	2,419
	Japfa Comfeed Indonesia Tbk PT	24,570,300	2,396
	Avia Avian Tbk PT	41,397,097	2,387

		Shares	Market Value ($000)
*	Waskita Karya Persero Tbk PT	66,939,881	2,329
	Matahari Department Store Tbk PT	7,579,300	2,322
	BFI Finance Indonesia Tbk PT	28,650,600	2,286
	Summarecon Agung Tbk PT	51,178,947	2,091
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,802,900	2,068
	Indosat Tbk PT	4,111,800	1,853
	Bank BTPN Syariah Tbk PT	8,910,000	1,691
*	Mitra Adiperkasa Tbk PT	25,623,800	1,539
	Bank Pan Indonesia Tbk PT	12,213,500	1,474
*	Medco Energi Internasional Tbk PT	34,337,588	1,419
	Panin Financial Tbk PT	51,599,300	1,364
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	1,307
	Bank Tabungan Negara Persero Tbk PT	13,010,370	1,292
	Ace Hardware Indonesia Tbk PT	26,826,600	1,285
*	Lippo Karawaci Tbk PT	170,499,777	1,207
	Timah Tbk PT	9,609,420	947
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,305,254	873
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	871
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	870
*	Wijaya Karya Persero Tbk PT	9,367,333	591
*	Global Mediacom Tbk PT	19,915,706	546
*	PP Persero Tbk PT	6,454,800	397
*	Alam Sutera Realty Tbk PT	31,151,091	349
*,2	Trada Alam Minera Tbk PT	95,405,707	322
	Ramayana Lestari Sentosa Tbk PT	7,703,600	301
*	Krakatau Steel Persero Tbk PT	10,652,750	279
*	Surya Semesta Internusa Tbk PT	10,442,300	265
*	Adhi Karya Persero Tbk PT	4,781,800	239
*	Kresna Graha Investama Tbk PT	6,380,700	21
			59,113
Ireland (0.2%)
	Bank of Ireland Group plc	3,278,623	18,779
*	Dalata Hotel Group plc	827,424	3,049
	Irish Continental Group plc	7,554	30
			21,858
Israel (0.7%)
*	Clal Insurance Enterprises Holdings Ltd.	224,966	4,401
*	Delek Group Ltd.	27,471	4,171
	REIT 1 Ltd.	654,957	3,795
	FIBI Holdings Ltd.	71,456	3,323
	Formula Systems 1985 Ltd.	31,901	3,319
*	Partner Communications Co. Ltd.	398,745	3,182
	Hilan Ltd.	48,885	2,848
	Matrix IT Ltd.	111,438	2,832
*	Perion Network Ltd.	145,210	2,801
	Summit Real Estate Holdings Ltd.	140,490	2,560
	AudioCodes Ltd.	101,133	2,479
	One Software Technologies Ltd.	149,999	2,464
	Mega Or Holdings Ltd.	73,400	2,460
*	Equital Ltd.	65,291	2,315
	Sella Capital Real Estate Ltd.	752,350	2,231
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,949	2,187
	Delek Automotive Systems Ltd.	172,803	2,175
	Isracard Ltd.	678,916	2,122
	Danel Adir Yeoshua Ltd.	15,628	1,982
	Oil Refineries Ltd.	5,023,987	1,893
	Israel Canada T.R Ltd.	475,634	1,837

		Shares	Market Value ($000)
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,784
*	Cellcom Israel Ltd.	322,883	1,771
*	Menora Mivtachim Holdings Ltd.	83,165	1,665
	Delta Galil Industries Ltd.	33,474	1,636
*	Allot Ltd.	130,770	687
*	Naphtha Israel Petroleum Corp. Ltd.	98,389	615
*	Gilat Satellite Networks Ltd.	82,686	558
	IDI Insurance Co. Ltd.	20,372	531
*	Compugen Ltd.	291,314	501
*	Kamada Ltd.	81,400	397
	AFI Properties Ltd.	660	35
*	Camtek Ltd.	972	29
*	Allot Ltd. (XNGS)	1,781	9
			67,595
Italy (1.7%)
	Banco BPM SpA	4,992,863	12,932
	ERG SpA	236,517	7,715
	Brunello Cucinelli SpA	126,385	7,345
	Unipol Gruppo SpA	1,744,347	7,317
	Azimut Holding SpA	383,452	6,708
	Banca Generali SpA	212,457	6,181
	Brembo SpA	547,977	5,789
	BPER Banca	4,052,457	5,625
	Banca Popolare di Sondrio SpA	1,417,506	4,704
[1]	BFF Bank SpA	667,805	4,692
*	Iveco Group NV	747,500	4,577
*	Autogrill SpA	691,771	4,513
	Salvatore Ferragamo SpA	238,740	4,235
	Iren SpA	2,234,626	4,211
*,1	Enav SpA	935,863	4,092
[1]	Carel Industries SpA	164,204	3,741
	Sesa SpA	26,078	3,701
*,3	Saipem SpA	4,332,397	3,604
[1]	Technogym SpA	470,472	3,315
[1]	Anima Holding SpA	896,890	3,149
	Tamburi Investment Partners SpA	366,687	3,047
	El.En. SpA	181,296	2,723
*	Saras SpA	2,086,824	2,647
	ACEA SpA	176,588	2,550
	SOL SpA	132,724	2,462
[1]	GVS SpA	244,320	2,374
	Danieli & C Officine Meccaniche SpA Savings Shares	158,056	2,242
*	Intercos SpA	130,088	1,766
	Gruppo MutuiOnline SpA	65,065	1,743
[1]	RAI Way SpA	335,957	1,672
	Sanlorenzo SpA	47,437	1,651
	Piaggio & C SpA	613,042	1,615
	Credito Emiliano SpA	284,709	1,612
[3]	Webuild SpA (MTAA)	1,022,504	1,578
	Tinexta SpA	63,195	1,574
	MARR SpA	113,312	1,568
[3]	Maire Tecnimont SpA	540,456	1,501
	Zignago Vetro SpA	112,909	1,432
	Italmobiliare SpA	51,223	1,427
[1]	doValue SpA	212,632	1,298
	Banca IFIS SpA	96,171	1,294
*,3	MFE-MediaForEurope NV Class A	2,601,643	1,171
*	Tod's SpA	29,103	1,034

		Shares	Market Value ($000)
*	CIR SpA-Compagnie Industriali	2,392,330	1,014
	Immobiliare Grande Distribuzione SIIQ SpA	246,001	914
	Cementir Holding NV	138,880	903
*,3	Fincantieri SpA	1,621,514	852
*,3	MFE-MediaForEurope NV Class B	1,275,810	821
	Societa Cattolica Di Assicurazione SpA	112,810	777
*,3	Juventus Football Club SpA	2,064,973	761
[3]	Danieli & C Officine Meccaniche SpA	32,933	677
	Arnoldo Mondadori Editore SpA	333,938	579
	Datalogic SpA	52,135	406
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	230
	Biesse SpA	14,108	201
[3]	Webuild SpA	104,185	40
	DeA Capital SpA	27,100	32
			158,334
Japan (13.2%)
	Frontier Real Estate Investment Corp.	1,694	6,905
	Daiwa Securities Living Investments Corp.	7,190	6,791
	ADEKA Corp.	352,455	6,375
	Fujitec Co. Ltd.	296,384	6,362
	Kenedix Residential Next Investment Corp.	3,634	6,109
	Fujikura Ltd.	979,500	5,921
	Nippon Gas Co. Ltd.	391,300	5,875
	Comforia Residential REIT Inc.	2,295	5,797
	Mitsubishi Estate Logistics REIT Investment Corp.	1,589	5,697
	Hulic REIT Inc.	4,408	5,519
	Invincible Investment Corp.	17,375	5,466
	Topcon Corp.	384,200	5,430
	NTT UD REIT Investment Corp.	4,713	5,400
	Kureha Corp.	68,402	5,202
	Fuji Corp.	325,388	5,043
	Daiwabo Holdings Co. Ltd.	348,080	4,997
	Tokyu REIT Inc.	3,292	4,813
	Daiseki Co. Ltd.	161,344	4,796
	Pilot Corp.	125,000	4,777
	Dexerials Corp.	174,300	4,705
	Tokyo Seimitsu Co. Ltd.	132,634	4,608
	Sanrio Co. Ltd.	198,900	4,585
	Meitec Corp.	239,838	4,521
	NSD Co. Ltd.	239,368	4,496
	Fuji Soft Inc.	73,774	4,489
	Asahi Holdings Inc.	286,300	4,370
	Hoshino Resorts REIT Inc.	891	4,364
	Kenedix Retail REIT Corp.	2,028	4,348
	Inaba Denki Sangyo Co. Ltd.	206,400	4,303
	NIPPON REIT Investment Corp.	1,527	4,303
	Yoshinoya Holdings Co. Ltd.	220,020	4,265
	Sakata Seed Corp.	114,856	4,175
	Nippon Suisan Kaisha Ltd.	915,522	4,122
	Japan Excellent Inc.	4,318	4,108
	Hazama Ando Corp.	600,879	4,045
	Gunma Bank Ltd.	1,409,200	4,044
	Nisshinbo Holdings Inc.	506,300	4,033
	Citizen Watch Co. Ltd.	889,600	3,900
	Hitachi Zosen Corp.	608,710	3,809
	Maruwa Co. Ltd.	29,600	3,804
	Digital Garage Inc.	130,100	3,780
	Mori Trust Sogo REIT Inc.	3,403	3,762

	Shares	Market Value ($000)
Mirait Holdings Corp.	296,871	3,708
Systena Corp.	1,077,700	3,696
Mizuho Leasing Co. Ltd.	147,401	3,670
Colowide Co. Ltd.	250,200	3,669
Jafco Co. Ltd.	264,500	3,597
Central Glass Co. Ltd.	145,913	3,593
Shiga Bank Ltd.	173,700	3,536
Outsourcing Inc.	392,800	3,534
Shoei Co. Ltd.	82,100	3,526
77 Bank Ltd.	263,300	3,519
Heiwa Real Estate REIT Inc.	3,144	3,519
Nikkon Holdings Co. Ltd.	189,548	3,486
Heiwa Real Estate Co. Ltd.	114,842	3,458
Kyoritsu Maintenance Co. Ltd.	88,600	3,413
Toei Co. Ltd.	23,764	3,409
DTS Corp.	133,942	3,402
CKD Corp.	237,300	3,370
Nichias Corp.	188,069	3,356
Macnica Fuji Electronics Holdings Inc.	163,513	3,337
Sumitomo Osaka Cement Co. Ltd.	125,800	3,324
Tomy Co. Ltd.	299,817	3,323
Tokuyama Corp.	244,100	3,300
Kumagai Gumi Co. Ltd.	154,780	3,293
Japan Elevator Service Holdings Co. Ltd.	275,000	3,291
Paramount Bed Holdings Co. Ltd.	176,500	3,272
Wacom Co. Ltd.	491,936	3,228
Duskin Co. Ltd.	142,860	3,223
Toho Holdings Co. Ltd.	210,318	3,221
Fukuoka REIT Corp.	2,468	3,203
Japan Material Co. Ltd.	215,800	3,202
Toagosei Co. Ltd.	410,592	3,188
Glory Ltd.	190,900	3,170
TOKAI Holdings Corp.	470,700	3,139
Fujimi Inc.	69,347	3,089
Takuma Co. Ltd.	290,700	3,076
Milbon Co. Ltd.	76,220	3,074
Wacoal Holdings Corp.	189,400	3,072
CRE Logistics REIT Inc.	1,996	3,054
Nishimatsu Construction Co. Ltd.	101,062	3,027
Nishi-Nippon Financial Holdings Inc.	539,700	3,011
Toridoll Holdings Corp.	155,000	3,011
Hokuhoku Financial Group Inc.	463,800	2,997
Create Restaurants Holdings Inc.	393,440	2,996
Sanken Electric Co. Ltd.	77,629	2,993
Tokyo Steel Manufacturing Co. Ltd.	289,900	2,982
Kanematsu Corp.	285,100	2,972
Senko Group Holdings Co. Ltd.	428,200	2,964
Tadano Ltd.	407,900	2,964
Transcosmos Inc.	104,396	2,962
Japan Petroleum Exploration Co. Ltd.	111,700	2,947
Aiful Corp.	997,100	2,924
EDION Corp.	307,375	2,898
Round One Corp.	256,800	2,894
Daishi Hokuetsu Financial Group Inc.	148,100	2,858
Okumura Corp.	128,252	2,851
Juroku Financial Group Inc.	151,700	2,847
DCM Holdings Co. Ltd.	363,588	2,845
Sumitomo Warehouse Co. Ltd.	179,555	2,834

		Shares	Market Value ($000)
	KH Neochem Co. Ltd.	148,000	2,826
	Hokkoku Financial Holdings Inc.	80,951	2,818
	Hanwa Co. Ltd.	127,683	2,793
*	NTN Corp.	1,504,700	2,793
	Infomart Corp.	788,800	2,784
	Nippon Soda Co. Ltd.	87,725	2,773
	Nojima Corp.	125,900	2,762
	San-In Godo Bank Ltd.	529,500	2,691
	SOSiLA Logistics REIT Inc.	2,327	2,687
	Hokuetsu Corp.	507,021	2,674
	Inabata & Co. Ltd.	146,800	2,664
	Nextage Co. Ltd.	120,300	2,661
	Star Asia Investment Corp.	5,944	2,656
	Jaccs Co. Ltd.	92,300	2,640
	Nippon Light Metal Holdings Co. Ltd.	218,896	2,618
	Global One Real Estate Investment Corp.	3,171	2,617
	Takasago Thermal Engineering Co. Ltd.	205,089	2,609
	Ichigo Office REIT Investment Corp.	4,047	2,602
	Tsubakimoto Chain Co.	108,564	2,584
	TKC Corp.	98,098	2,578
	Kumiai Chemical Industry Co. Ltd.	344,350	2,576
	BeNext-Yumeshin Group Co.	213,192	2,558
	Hankyu Hanshin REIT Inc.	2,219	2,558
	Hokuriku Electric Power Co.	625,200	2,548
	Monex Group Inc.	721,087	2,544
	Joyful Honda Co. Ltd.	214,748	2,541
	Earth Corp.	63,243	2,538
	Kohnan Shoji Co. Ltd.	90,400	2,535
	Makino Milling Machine Co. Ltd.	74,380	2,532
*	Atom Corp.	409,857	2,516
	Nisshin Oillio Group Ltd.	103,052	2,510
*,3	W-Scope Corp.	177,500	2,506
	Okamura Corp.	250,747	2,502
	Hokkaido Electric Power Co. Inc.	651,000	2,501
	Toyobo Co. Ltd.	319,000	2,479
	Ohsho Food Service Corp.	47,274	2,477
	Taiyo Holdings Co. Ltd.	114,500	2,469
	Royal Holdings Co. Ltd.	151,700	2,459
	Nichiha Corp.	116,700	2,411
	Sumitomo Mitsui Construction Co. Ltd.	709,046	2,410
	Taikisha Ltd.	97,188	2,406
	Hogy Medical Co. Ltd.	91,022	2,400
	Autobacs Seven Co. Ltd.	227,400	2,397
	Funai Soken Holdings Inc.	135,950	2,397
	Mirai Corp.	6,290	2,392
	Kissei Pharmaceutical Co. Ltd.	112,400	2,383
	Maruha Nichiro Corp.	127,700	2,383
	Nippn Corp.	195,829	2,362
	Itochu Advance Logistics Investment Corp.	2,034	2,345
	Sanki Engineering Co. Ltd.	188,067	2,344
	Kiyo Bank Ltd.	211,710	2,325
	KYORIN Holdings Inc.	170,500	2,316
	Nippon Paper Industries Co. Ltd.	319,300	2,316
*	euglena Co. Ltd.	329,100	2,312
	MOS Food Services Inc.	89,858	2,311
	Mixi Inc.	130,300	2,294
	Komeri Co. Ltd.	113,800	2,290
	eGuarantee Inc.	130,400	2,289

		Shares	Market Value ($000)
	H2O Retailing Corp.	301,400	2,267
	ZERIA Pharmaceutical Co. Ltd.	136,340	2,243
	Create SD Holdings Co. Ltd.	96,518	2,236
	Nihon Parkerizing Co. Ltd.	310,061	2,234
	Hosiden Corp.	200,467	2,232
	eRex Co. Ltd.	123,300	2,231
	UT Group Co. Ltd.	114,500	2,230
	Takeuchi Manufacturing Co. Ltd.	115,100	2,224
	Rorze Corp.	34,500	2,220
	Seiko Holdings Corp.	100,558	2,220
	Nagawa Co. Ltd.	35,800	2,215
	Seiren Co. Ltd.	144,700	2,210
	Raito Kogyo Co. Ltd.	149,100	2,200
	Musashi Seimitsu Industry Co. Ltd.	203,430	2,188
	Zojirushi Corp.	195,300	2,168
*,3	HIS Co. Ltd.	142,400	2,161
	Nichicon Corp.	225,283	2,161
	Ichibanya Co. Ltd.	60,268	2,151
	Sangetsu Corp.	177,820	2,142
	San-A Co. Ltd.	68,144	2,141
	Megmilk Snow Brand Co. Ltd.	152,600	2,125
	Totetsu Kogyo Co. Ltd.	118,700	2,124
	Kato Sangyo Co. Ltd.	85,400	2,116
	Meidensha Corp.	135,987	2,105
	Mitsubishi Pencil Co. Ltd.	197,600	2,105
	Nippon Steel Trading Corp.	54,049	2,101
	Nippon Densetsu Kogyo Co. Ltd.	153,903	2,097
	Daihen Corp.	66,551	2,096
	Nitto Boseki Co. Ltd.	114,811	2,089
	Starts Corp. Inc.	96,215	2,088
	Tokai Tokyo Financial Holdings Inc.	736,100	2,085
	Elecom Co. Ltd.	160,300	2,051
	Chudenko Corp.	127,600	2,049
	Mochida Pharmaceutical Co. Ltd.	83,200	2,043
[3]	Snow Peak Inc.	101,600	2,041
	Nishimatsuya Chain Co. Ltd.	164,900	2,036
	Dip Corp.	75,700	2,033
	Arcs Co. Ltd.	127,600	2,033
	Oki Electric Industry Co. Ltd.	350,306	2,024
	KOMEDA Holdings Co. Ltd.	117,600	2,016
	Showa Sangyo Co. Ltd.	105,800	2,014
	Fuso Chemical Co. Ltd.	77,900	1,997
	Kameda Seika Co. Ltd.	56,200	1,994
	BML Inc.	67,400	1,993
	One REIT Inc.	953	1,981
	Towa Pharmaceutical Co. Ltd.	103,982	1,978
	Toyo Ink SC Holdings Co. Ltd.	135,554	1,976
	United Super Markets Holdings Inc.	242,650	1,966
	Shibuya Corp.	104,600	1,959
	Idec Corp.	87,400	1,950
	Noritake Co. Ltd.	60,800	1,946
	Shinmaywa Industries Ltd.	242,568	1,941
[3]	Change Inc.	127,900	1,937
	Japan Securities Finance Co. Ltd.	311,941	1,935
	Trusco Nakayama Corp.	135,800	1,933
	Riken Keiki Co. Ltd.	61,600	1,921
	Suruga Bank Ltd.	683,400	1,915
	Max Co. Ltd.	148,500	1,900

		Shares	Market Value ($000)
	Nitto Kogyo Corp.	97,488	1,898
	Valor Holdings Co. Ltd.	134,600	1,898
	Digital Arts Inc.	38,300	1,896
	Daiho Corp.	58,900	1,893
	Awa Bank Ltd.	124,900	1,889
	Tokyotokeiba Co. Ltd.	60,900	1,886
	Morita Holdings Corp.	185,766	1,883
	Mitsubishi Logisnext Co. Ltd.	281,600	1,874
	Toho Titanium Co. Ltd.	111,200	1,874
	Iriso Electronics Co. Ltd.	83,200	1,873
	Senshu Ikeda Holdings Inc.	1,202,200	1,873
	Hyakugo Bank Ltd.	762,400	1,872
	JCU Corp.	69,600	1,866
	Saizeriya Co. Ltd.	91,721	1,865
	Fuji Co. Ltd.	114,000	1,864
	Japan Wool Textile Co. Ltd.	237,989	1,856
	SKY Perfect JSAT Holdings Inc.	442,900	1,856
	Mitsui-Soko Holdings Co. Ltd.	79,452	1,853
	UACJ Corp.	108,485	1,841
	Comture Corp.	81,300	1,836
	Optex Group Co. Ltd.	117,600	1,830
	en japan Inc.	115,600	1,817
	Prima Meat Packers Ltd.	106,188	1,810
	Tokai Rika Co. Ltd.	164,500	1,810
	Mitsuboshi Belting Ltd.	74,400	1,805
	T Hasegawa Co. Ltd.	78,600	1,802
	Aeon Delight Co. Ltd.	83,000	1,796
	Yodogawa Steel Works Ltd.	99,733	1,789
*	Chiyoda Corp.	579,700	1,784
	Takara Leben Real Estate Investment Corp.	2,040	1,776
	Nomura Co. Ltd.	265,500	1,762
	Shima Seiki Manufacturing Ltd.	104,500	1,752
	Topre Corp.	226,200	1,752
	Heiwado Co. Ltd.	115,700	1,740
	Takara Standard Co. Ltd.	173,599	1,738
	Meiko Electronics Co. Ltd.	72,057	1,737
	Strike Co. Ltd.	58,914	1,730
	Nachi-Fujikoshi Corp.	61,851	1,723
	Eizo Corp.	61,356	1,716
	Toyo Construction Co. Ltd.	262,900	1,715
	Nagaileben Co. Ltd.	112,400	1,713
	Yokogawa Bridge Holdings Corp.	117,800	1,702
	Organo Corp.	24,300	1,700
	Adastria Co. Ltd.	112,800	1,694
	Maeda Kosen Co. Ltd.	72,300	1,689
	Gree Inc.	264,700	1,688
	Tocalo Co. Ltd.	175,400	1,687
	Koa Corp.	104,300	1,681
	Nissin Electric Co. Ltd.	145,800	1,675
	Ogaki Kyoritsu Bank Ltd.	127,374	1,669
	Arata Corp.	53,859	1,665
*	Leopalace21 Corp.	791,500	1,660
	Okinawa Electric Power Co. Inc.	163,608	1,659
	Financial Products Group Co. Ltd.	212,500	1,659
	SAMTY Co. Ltd.	106,400	1,649
	Japan Lifeline Co. Ltd.	220,800	1,647
	Gunze Ltd.	56,307	1,641
	Shibaura Machine Co. Ltd.	76,600	1,640

		Shares	Market Value ($000)
	Nippon Signal Co. Ltd.	221,616	1,636
	Tokyu Construction Co. Ltd.	344,700	1,635
	Token Corp.	24,486	1,635
	Iino Kaiun Kaisha Ltd.	305,836	1,631
	Nikkiso Co. Ltd.	262,161	1,628
	Nitta Corp.	73,900	1,626
	Kanamoto Co. Ltd.	105,500	1,624
	Ichigo Inc.	717,600	1,621
*	Japan Display Inc.	3,348,300	1,608
	Yuasa Trading Co. Ltd.	59,100	1,605
*	Raksul Inc.	96,600	1,604
	Mandom Corp.	130,454	1,593
	Starts Proceed Investment Corp.	819	1,586
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,584
	Hiday Hidaka Corp.	97,519	1,583
	Fuji Seal International Inc.	135,900	1,575
	S-Pool Inc.	189,860	1,572
	Nanto Bank Ltd.	103,200	1,571
[3]	Okinawa Financial Group Inc.	93,544	1,570
	North Pacific Bank Ltd.	909,300	1,564
	Tokyo Kiraboshi Financial Group Inc.	94,866	1,563
	Kura Sushi Inc.	64,300	1,561
	Osaka Soda Co. Ltd.	61,000	1,559
	S Foods Inc.	66,600	1,530
	Toho Bank Ltd.	947,664	1,525
	JINS Holdings Inc.	53,200	1,523
	Nissha Co. Ltd.	129,160	1,521
	Kaga Electronics Co. Ltd.	62,400	1,520
	Raiznext Corp.	164,900	1,517
*,3	OSAKA Titanium Technologies Co. Ltd.	71,800	1,501
	Okasan Securities Group Inc.	586,500	1,499
	Yamazen Corp.	197,600	1,494
	Aeon Hokkaido Corp.	187,800	1,492
	Eiken Chemical Co. Ltd.	100,300	1,484
	MCJ Co. Ltd.	209,000	1,483
	Shizuoka Gas Co. Ltd.	208,300	1,478
	Hioki EE Corp.	29,400	1,478
	Prestige International Inc.	282,500	1,470
	Tri Chemical Laboratories Inc.	86,176	1,468
	Insource Co. Ltd.	69,200	1,464
	United Arrows Ltd.	110,167	1,459
	Roland Corp.	44,900	1,455
	Bunka Shutter Co. Ltd.	187,100	1,452
	Anicom Holdings Inc.	282,500	1,451
	FCC Co. Ltd.	136,043	1,449
	Yokowo Co. Ltd.	97,737	1,446
	Simplex Holdings Inc.	96,600	1,442
	Saibu Gas Holdings Co. Ltd.	103,673	1,441
	San-Ai Oil Co. Ltd.	177,200	1,426
	Ringer Hut Co. Ltd.	81,300	1,425
	Future Corp.	116,600	1,413
	TRE Holdings Corp.	120,400	1,410
	Bell System24 Holdings Inc.	121,200	1,405
	Samty Residential Investment Corp.	1,473	1,405
	Aida Engineering Ltd.	203,806	1,403
	Argo Graphics Inc.	53,900	1,399
	KYB Corp.	60,000	1,395
	Megachips Corp.	55,581	1,392

		Shares	Market Value ($000)
	Ai Holdings Corp.	109,900	1,391
[3]	Kisoji Co. Ltd.	81,160	1,389
	Aruhi Corp.	172,926	1,387
	Riso Kagaku Corp.	75,684	1,386
	Aichi Bank Ltd.	33,704	1,385
	Yellow Hat Ltd.	105,800	1,384
	Tsugami Corp.	149,900	1,379
	Life Corp.	71,000	1,376
	Shoei Foods Corp.	46,300	1,376
	Avex Inc.	119,900	1,374
	Belc Co. Ltd.	33,200	1,373
	Kanematsu Electronics Ltd.	43,600	1,369
	Okamoto Industries Inc.	46,100	1,368
	Restar Holdings Corp.	93,200	1,364
	Itochu Enex Co. Ltd.	169,300	1,363
	Kitz Corp.	257,648	1,361
	Noritz Corp.	121,387	1,360
	Shin-Etsu Polymer Co. Ltd.	131,200	1,360
	Fujimori Kogyo Co. Ltd.	50,900	1,359
	Star Micronics Co. Ltd.	104,698	1,357
	Sekisui Jushi Corp.	103,600	1,354
	Maruzen Showa Unyu Co. Ltd.	54,800	1,350
	Bank of Nagoya Ltd.	59,112	1,346
	Hamakyorex Co. Ltd.	55,800	1,339
*	Oisix ra daichi Inc.	99,618	1,339
	Maxell Ltd.	127,700	1,336
	Musashino Bank Ltd.	100,300	1,335
	PAL GROUP Holdings Co. Ltd.	78,000	1,334
*	Management Solutions Co. Ltd.	57,236	1,334
	Ricoh Leasing Co. Ltd.	49,606	1,333
	Monogatari Corp.	30,240	1,332
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,326
	Nippon Kanzai Co. Ltd.	64,900	1,320
	Zuken Inc.	51,700	1,320
	COLOPL Inc.	261,400	1,318
	Nippon Koei Co. Ltd.	50,300	1,314
	Axial Retailing Inc.	51,130	1,312
	Futaba Corp.	253,332	1,311
	Bank of Iwate Ltd.	87,724	1,308
	Nippon Seiki Co. Ltd.	203,532	1,306
	Yamagata Bank Ltd.	189,385	1,305
	Giken Ltd.	52,500	1,304
	Pacific Industrial Co. Ltd.	168,300	1,299
	Plenus Co. Ltd.	86,800	1,298
*	M&A Capital Partners Co. Ltd.	46,300	1,298
	Procrea Holdings Inc.	84,361	1,297
	Keiyo Bank Ltd.	363,100	1,295
	Taihei Dengyo Kaisha Ltd.	56,500	1,294
	Ryosan Co. Ltd.	76,557	1,290
	Sankei Real Estate Inc.	1,706	1,287
	Intage Holdings Inc.	118,800	1,284
	Nippon Denko Co. Ltd.	472,990	1,281
	Piolax Inc.	85,500	1,278
	PHC Holdings Corp.	104,200	1,278
	Sato Holdings Corp.	85,100	1,274
	Daikyonishikawa Corp.	302,300	1,269
	FULLCAST Holdings Co. Ltd.	71,446	1,265
	Tsubaki Nakashima Co. Ltd.	177,300	1,263

		Shares	Market Value ($000)
	SBS Holdings Inc.	60,100	1,262
	Wakita & Co. Ltd.	152,200	1,262
	TOMONY Holdings Inc.	528,500	1,251
	Nishio Rent All Co. Ltd.	57,800	1,250
	Oiles Corp.	103,108	1,239
	Noritsu Koki Co. Ltd.	69,100	1,238
	Keihanshin Building Co. Ltd.	125,700	1,237
	Fujicco Co. Ltd.	85,005	1,232
	Aoyama Trading Co. Ltd.	185,500	1,228
	Hyakujushi Bank Ltd.	95,600	1,224
	GLOBERIDE Inc.	71,000	1,217
	Weathernews Inc.	20,800	1,215
	MARUKA FURUSATO Corp.	55,600	1,210
	Sanyo Special Steel Co. Ltd.	78,870	1,204
	Unipres Corp.	191,480	1,204
	Relia Inc.	144,100	1,202
	Infocom Corp.	74,740	1,201
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,193
	Sakai Moving Service Co. Ltd.	32,100	1,193
	METAWATER Co. Ltd.	79,600	1,190
	Toyo Tanso Co. Ltd.	52,210	1,188
	Doutor Nichires Holdings Co. Ltd.	94,737	1,184
	Furukawa Co. Ltd.	127,298	1,183
	Tamura Corp.	253,900	1,181
	Uchida Yoko Co. Ltd.	31,300	1,180
	Sodick Co. Ltd.	188,378	1,178
	Onward Holdings Co. Ltd.	618,856	1,177
	Oyo Corp.	88,200	1,175
	Japan Pulp & Paper Co. Ltd.	37,500	1,173
	DyDo Group Holdings Inc.	30,644	1,171
*	Nippon Sheet Glass Co. Ltd.	400,500	1,168
	TechMatrix Corp.	83,900	1,168
	Base Co. Ltd.	25,300	1,166
	Trancom Co. Ltd.	21,000	1,161
	Tsurumi Manufacturing Co. Ltd.	75,500	1,160
	Ryobi Ltd.	137,287	1,156
	KFC Holdings Japan Ltd.	52,200	1,154
	Toa Corp.	58,700	1,146
	LITALICO Inc.	60,400	1,145
	Sakata INX Corp.	154,100	1,144
	Micronics Japan Co. Ltd.	118,800	1,141
	Torii Pharmaceutical Co. Ltd.	46,000	1,139
	Sanyo Denki Co. Ltd.	27,400	1,138
	VT Holdings Co. Ltd.	311,800	1,136
	Konishi Co. Ltd.	92,100	1,126
	Fukushima Galilei Co. Ltd.	40,900	1,125
	Hirata Corp.	31,311	1,123
	Valqua Ltd.	54,400	1,121
	Bando Chemical Industries Ltd.	153,400	1,115
	Sanyo Chemical Industries Ltd.	30,754	1,111
	Nohmi Bosai Ltd.	79,700	1,107
	Sintokogio Ltd.	201,500	1,107
	Arcland Sakamoto Co. Ltd.	94,300	1,096
	Shikoku Chemicals Corp.	115,700	1,096
	Towa Corp.	80,465	1,096
	Yondoshi Holdings Inc.	80,400	1,094
	Tanseisha Co. Ltd.	179,400	1,084
	ValueCommerce Co. Ltd.	52,100	1,084

		Shares	Market Value ($000)
	Chugoku Marine Paints Ltd.	163,100	1,078
	Chofu Seisakusho Co. Ltd.	76,900	1,075
	ESPEC Corp.	77,808	1,075
	Exedy Corp.	82,300	1,072
	Hokuto Corp.	73,724	1,070
	Macromill Inc.	154,200	1,069
	TOC Co. Ltd.	178,046	1,063
	Fujibo Holdings Inc.	40,400	1,061
	Nippon Pillar Packing Co. Ltd.	51,800	1,052
	Nippon Ceramic Co. Ltd.	66,800	1,051
	Ki-Star Real Estate Co. Ltd.	28,700	1,050
	Mitani Sekisan Co. Ltd.	35,300	1,047
	Yokorei Co. Ltd.	153,200	1,045
	Yonex Co. Ltd.	116,700	1,045
	Pasona Group Inc.	67,900	1,044
	Kanto Denka Kogyo Co. Ltd.	151,700	1,040
	Sanyo Electric Railway Co. Ltd.	61,384	1,038
	Broadleaf Co. Ltd.	293,400	1,038
	Shin Nippon Biomedical Laboratories Ltd.	66,900	1,035
	IDOM Inc.	170,100	1,034
	Elan Corp.	116,700	1,034
	Sumitomo Densetsu Co. Ltd.	51,400	1,032
	Takasago International Corp.	53,200	1,032
	Curves Holdings Co. Ltd.	189,608	1,032
	YAMABIKO Corp.	113,400	1,030
[3]	Pharma Foods International Co. Ltd.	93,016	1,029
	Belluna Co. Ltd.	175,900	1,028
	Joshin Denki Co. Ltd.	68,226	1,028
[3]	J Trust Co. Ltd.	275,100	1,007
	NS United Kaiun Kaisha Ltd.	33,400	1,006
	KeePer Technical Laboratory Co. Ltd.	37,436	1,006
	Marudai Food Co. Ltd.	85,018	1,004
	Pacific Metals Co. Ltd.	53,608	1,002
	Hibiya Engineering Ltd.	68,900	1,001
	Katakura Industries Co. Ltd.	65,192	1,001
	SWCC Showa Holdings Co. Ltd.	74,700	997
	Geo Holdings Corp.	94,200	995
	Konoike Transport Co. Ltd.	102,400	994
	San ju San Financial Group Inc.	92,752	984
	Alconix Corp.	99,614	984
	Teikoku Sen-I Co. Ltd.	77,484	982
	Seikagaku Corp.	151,041	979
	Osaka Organic Chemical Industry Ltd.	52,100	979
	Tosei Corp.	101,600	976
	Roland DG Corp.	38,400	974
	RS Technologies Co. Ltd.	20,700	974
	Komori Corp.	158,900	969
	Press Kogyo Co. Ltd.	313,200	965
	Mizuno Corp.	51,356	964
	Doshisha Co. Ltd.	80,800	960
	Daiki Aluminium Industry Co. Ltd.	102,930	960
	Retail Partners Co. Ltd.	104,800	959
	Daito Pharmaceutical Co. Ltd.	48,300	959
	Nissan Shatai Co. Ltd.	195,200	956
	Kyokuyo Co. Ltd.	35,100	955
	Zenrin Co. Ltd.	137,050	953
[3]	Key Coffee Inc.	59,293	950
*	Kappa Create Co. Ltd.	85,588	949

		Shares	Market Value ($000)
	Yorozu Corp.	142,376	949
	Direct Marketing MiX Inc.	60,800	947
	Komatsu Matere Co. Ltd.	119,200	945
	YA-MAN Ltd.	80,300	938
	Hosokawa Micron Corp.	45,600	937
	Carta Holdings Inc.	64,500	930
	Cybozu Inc.	107,400	928
	Nippon Carbon Co. Ltd.	30,200	928
	T-Gaia Corp.	75,600	928
*,3	giftee Inc.	95,104	927
	Asahi Diamond Industrial Co. Ltd.	189,322	921
	Tachi-S Co. Ltd.	103,200	919
	Yamanashi Chuo Bank Ltd.	107,117	919
	Solasto Corp.	143,100	919
	Fujio Food Group Inc.	89,500	918
	Senshu Electric Co. Ltd.	23,441	918
*	SRE Holdings Corp.	44,096	914
	J-Oil Mills Inc.	74,800	910
	Sinanen Holdings Co. Ltd.	33,000	909
[3]	Ryoyo Electro Corp.	53,942	908
	Sinko Industries Ltd.	71,641	908
[3]	V-Cube Inc.	86,165	906
	Matsuyafoods Holdings Co. Ltd.	29,700	905
	Nittetsu Mining Co. Ltd.	22,200	902
	Arcland Service Holdings Co. Ltd.	56,400	902
	ES-Con Japan Ltd.	142,000	900
	Siix Corp.	123,200	899
	ARTERIA Networks Corp.	93,500	893
	WingArc1st Inc.	59,900	891
	Union Tool Co.	34,800	885
	Mori Trust Hotel REIT Inc.	920	885
	Meisei Industrial Co. Ltd.	164,700	881
	Takamatsu Construction Group Co. Ltd.	54,800	876
	Tsukishima Kikai Co. Ltd.	128,700	876
[3]	Tama Home Co. Ltd.	47,000	874
	Midac Holdings Co. Ltd.	39,410	874
	Tamron Co. Ltd.	40,300	871
	Tokai Corp.	64,900	870
	Miyazaki Bank Ltd.	54,893	869
	Genky DrugStores Co. Ltd.	35,500	865
	Starzen Co. Ltd.	56,200	862
	Nippon Yakin Kogyo Co. Ltd.	50,779	856
	Nichireki Co. Ltd.	81,500	855
	Usen-Next Holdings Co. Ltd.	54,600	855
	Sun Frontier Fudousan Co. Ltd.	101,800	853
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	851
	TV Asahi Holdings Corp.	75,600	849
	Ines Corp.	69,700	849
[3]	GMO GlobalSign Holdings KK	18,778	844
	Daiichi Jitsugyo Co. Ltd.	33,500	842
	Nippon Road Co. Ltd.	16,500	840
	Inageya Co. Ltd.	87,600	838
	Koshidaka Holdings Co. Ltd.	149,008	838
	Mimasu Semiconductor Industry Co. Ltd.	52,200	837
	Ishihara Sangyo Kaisha Ltd.	105,400	833
	Daiwa Industries Ltd.	97,600	831
	Ehime Bank Ltd.	126,800	830
	Softcreate Holdings Corp.	26,739	830

		Shares	Market Value ($000)
	Daiken Corp.	56,300	825
	Kyoei Steel Ltd.	74,012	821
*	Atrae Inc.	56,816	820
	Poletowin Pitcrew Holdings Inc.	105,500	817
	EM Systems Co. Ltd.	97,700	811
	Nippon Thompson Co. Ltd.	202,100	810
	Tokyo Electron Device Ltd.	20,300	803
	Rock Field Co. Ltd.	70,168	803
	Tachibana Eletech Co. Ltd.	68,534	798
	Shinko Shoji Co. Ltd.	116,800	797
	Keiyo Co. Ltd.	106,300	788
	Halows Co. Ltd.	33,300	784
	Riso Kyoiku Co. Ltd.	332,800	780
*	Nippon Chemi-Con Corp.	59,481	778
	Kurabo Industries Ltd.	50,500	775
	IR Japan Holdings Ltd.	46,000	774
	Sinfonia Technology Co. Ltd.	70,200	764
	Nippon Fine Chemical Co. Ltd.	51,600	764
	Marusan Securities Co. Ltd.	214,855	763
	Pack Corp.	41,500	759
	MEC Co. Ltd.	42,000	759
	Tenma Corp.	43,000	752
	Raccoon Holdings Inc.	65,162	752
	Akita Bank Ltd.	60,300	749
	Riken Vitamin Co. Ltd.	57,700	749
	Gakken Holdings Co. Ltd.	104,700	748
	TPR Co. Ltd.	79,529	748
	Tokushu Tokai Paper Co. Ltd.	31,300	745
	Airtrip Corp.	40,018	743
	I'll Inc.	59,700	742
	St. Marc Holdings Co. Ltd.	60,400	740
*	Vision Inc.	84,065	737
*	Matsuya Co. Ltd.	106,800	733
	Hoosiers Holdings	118,700	727
	Sumitomo Seika Chemicals Co. Ltd.	32,300	726
	TSI Holdings Co. Ltd.	288,900	725
	Topy Industries Ltd.	72,579	724
*	Net Protections Holdings Inc.	153,100	723
	V Technology Co. Ltd.	32,100	721
	Sagami Holdings Corp.	80,196	721
	Pressance Corp.	61,148	721
	ASAHI YUKIZAI Corp.	45,511	719
	Oita Bank Ltd.	48,807	718
[3]	Alpen Co. Ltd.	45,900	717
	Toho Zinc Co. Ltd.	43,978	715
	Nichiden Corp.	47,500	706
	HI-LEX Corp.	82,500	695
	Qol Holdings Co. Ltd.	61,699	694
	Cawachi Ltd.	42,900	693
	Sakai Chemical Industry Co. Ltd.	47,409	693
	Modec Inc.	73,888	689
	Neturen Co. Ltd.	135,300	688
	Sumitomo Riko Co. Ltd.	147,700	688
*,3	Sourcenext Corp.	385,400	686
	Aichi Steel Corp.	42,302	685
	Toyo Corp.	73,617	678
*	Istyle Inc.	323,700	676
	Vector Inc.	74,100	676

		Shares	Market Value ($000)
	Towa Bank Ltd.	170,900	674
	Onoken Co. Ltd.	63,100	673
	Alpha Systems Inc.	18,200	672
	AOKI Holdings Inc.	135,504	667
	Obara Group Inc.	29,540	667
	Bank of the Ryukyus Ltd.	108,867	660
	Link And Motivation Inc.	150,500	659
	Futaba Industrial Co. Ltd.	234,800	656
	Shin Nippon Air Technologies Co. Ltd.	45,700	652
	Fukui Bank Ltd.	63,655	651
	G-7 Holdings Inc.	58,200	650
	Anest Iwata Corp.	88,700	649
	Takara Leben Co. Ltd.	231,000	642
	SIGMAXYZ Holdings Inc.	68,000	641
	Toyo Kanetsu KK	30,600	638
	Teikoku Electric Manufacturing Co. Ltd.	46,000	632
	Denyo Co. Ltd.	51,400	630
*	Mitsui E&S Holdings Co. Ltd.	231,900	626
	Canon Electronics Inc.	49,794	623
	DKK Co. Ltd.	33,180	620
	Dai-Dan Co. Ltd.	37,100	614
	Inui Global Logistics Co. Ltd.	43,808	613
	Hakuto Co. Ltd.	31,500	610
	Medical Data Vision Co. Ltd.	61,800	610
	Computer Engineering & Consulting Ltd.	65,970	609
	Shikoku Bank Ltd.	94,940	605
	Kansai Super Market Ltd.	62,800	603
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	601
	Goldcrest Co. Ltd.	43,980	598
	FIDEA Holdings Co. Ltd.	61,220	595
	Media Do Co. Ltd.	35,721	592
	Torishima Pump Manufacturing Co. Ltd.	58,500	591
	Tochigi Bank Ltd.	261,512	587
	Enplas Corp.	25,953	582
	Miroku Jyoho Service Co. Ltd.	51,200	579
	Sparx Group Co. Ltd.	254,600	578
	Maxvalu Tokai Co. Ltd.	28,400	578
	gremz Inc.	46,800	575
	Nissei ASB Machine Co. Ltd.	20,600	571
	JAC Recruitment Co. Ltd.	38,700	571
[3]	Mie Kotsu Group Holdings Inc.	156,900	571
*,3	Open Door Inc.	43,200	567
	Sanshin Electronics Co. Ltd.	48,800	566
	Chubu Shiryo Co. Ltd.	68,600	565
	JVCKenwood Corp.	436,740	563
	Mitsubishi Research Institute Inc.	17,000	562
*	PIA Corp.	23,100	561
	Xebio Holdings Co. Ltd.	80,708	559
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	559
*	Taiko Pharmaceutical Co. Ltd.	119,237	557
	G-Tekt Corp.	54,500	549
	Furuno Electric Co. Ltd.	65,700	545
	Yurtec Corp.	99,400	544
	Eagle Industry Co. Ltd.	71,700	543
	Kurimoto Ltd.	43,400	542
	Itochu-Shokuhin Co. Ltd.	14,400	540
	Shindengen Electric Manufacturing Co. Ltd.	20,500	540
	Toenec Corp.	19,200	539

		Shares	Market Value ($000)
	Daikokutenbussan Co. Ltd.	13,100	538
	Shinwa Co. Ltd.	30,900	531
*	Jamco Corp.	56,400	529
	Nihon Nohyaku Co. Ltd.	102,400	529
	Matsuda Sangyo Co. Ltd.	34,700	529
	Japan Transcity Corp.	140,592	529
	CMK Corp.	155,200	527
*	Unitika Ltd.	303,900	525
	Rheon Automatic Machinery Co. Ltd.	53,615	524
	Fixstars Corp.	58,700	524
	Fukuda Corp.	13,900	521
	Oriental Shiraishi Corp.	275,894	521
	Fujiya Co. Ltd.	28,900	519
	Fudo Tetra Corp.	41,820	516
	Okabe Co. Ltd.	109,835	515
	Nippon Parking Development Co. Ltd.	403,300	513
	Osaki Electric Co. Ltd.	129,400	503
	Icom Inc.	25,200	494
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	491
	Kamei Corp.	60,500	489
	Daido Metal Co. Ltd.	119,200	488
	SB Technology Corp.	24,800	483
	Proto Corp.	57,600	483
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	480
	Happinet Corp.	39,600	478
	Kanaden Corp.	59,600	478
	Tonami Holdings Co. Ltd.	17,600	478
	Chiyoda Integre Co. Ltd.	30,000	477
	Tekken Corp.	34,800	476
*	KLab Inc.	135,560	475
	Achilles Corp.	45,100	474
	Okuwa Co. Ltd.	71,500	474
	Fukui Computer Holdings Inc.	17,900	473
	JDC Corp.	103,300	473
	World Co. Ltd.	46,800	472
	Riken Technos Corp.	132,700	469
	Vital KSK Holdings Inc.	90,700	468
	Hodogaya Chemical Co. Ltd.	17,500	463
	Nagatanien Holdings Co. Ltd.	30,400	462
	Stella Chemifa Corp.	24,200	459
	Marvelous Inc.	88,000	458
*	Fujita Kanko Inc.	22,400	457
	Ichiyoshi Securities Co. Ltd.	96,700	456
	BRONCO BILLY Co. Ltd.	24,200	454
	Tess Holdings Co. Ltd.	48,400	454
	Nippon Coke & Engineering Co. Ltd.	494,700	451
	Aichi Corp.	69,900	450
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	449
	Studio Alice Co. Ltd.	25,700	447
	YAKUODO Holdings Co. Ltd.	28,300	447
	Aiphone Co. Ltd.	31,600	446
	CI Takiron Corp.	106,200	446
	Melco Holdings Inc.	16,600	445
	CONEXIO Corp.	44,800	445
	Aeon Fantasy Co. Ltd.	19,800	443
	Taki Chemical Co. Ltd.	12,300	442
	Aisan Industry Co. Ltd.	85,100	441
	Ryoden Corp.	35,500	437

		Shares	Market Value ($000)
[3]	Kitanotatsujin Corp.	263,000	436
	Tosho Co. Ltd.	41,800	435
[3]	JM Holdings Co. Ltd.	35,700	432
*	Akebono Brake Industry Co. Ltd.	375,983	431
	Nichiban Co. Ltd.	34,300	431
	K&O Energy Group Inc.	37,200	431
	CTS Co. Ltd.	69,742	430
	Mitsuba Corp.	136,724	430
	Kyosan Electric Manufacturing Co. Ltd.	129,100	429
*	Kintetsu Department Store Co. Ltd.	24,500	429
	World Holdings Co. Ltd.	24,000	429
	Chori Co. Ltd.	28,700	428
	Kyokuto Securities Co. Ltd.	81,700	428
	Tokyo Energy & Systems Inc.	54,100	422
	SRA Holdings	19,100	422
	Chukyo Bank Ltd.	32,600	420
[3]	Furukawa Battery Co. Ltd.	46,455	420
	Nissin Sugar Co. Ltd.	31,325	419
	Tayca Corp.	46,232	418
*	WATAMI Co. Ltd.	59,400	418
	Digital Holdings Inc.	40,945	417
	Sankyo Seiko Co. Ltd.	108,397	415
	CAC Holdings Corp.	38,200	414
	Feed One Co. Ltd.	77,820	413
	Ichikoh Industries Ltd.	148,566	411
	Shibusawa Warehouse Co. Ltd.	25,309	410
	Elematec Corp.	43,300	409
	Amuse Inc.	26,700	408
	Yahagi Construction Co. Ltd.	67,700	407
	Moriroku Holdings Co. Ltd.	29,100	407
*	KNT-CT Holdings Co. Ltd.	35,800	404
	Honeys Holdings Co. Ltd.	41,790	402
	Hochiki Corp.	40,100	401
	Riken Corp.	22,400	401
	Japan Medical Dynamic Marketing Inc.	32,118	399
	Kenko Mayonnaise Co. Ltd.	35,300	398
	France Bed Holdings Co. Ltd.	57,600	398
	Takaoka Toko Co. Ltd.	27,400	398
	WDB Holdings Co. Ltd.	20,712	397
	Ubicom Holdings Inc.	18,700	392
	Shinnihon Corp.	69,800	390
	Chiyoda Co. Ltd.	64,200	389
	Kyodo Printing Co. Ltd.	20,600	388
*	BrainPad Inc.	41,157	387
	ZIGExN Co. Ltd.	150,100	386
	Cosel Co. Ltd.	58,400	381
	Koatsu Gas Kogyo Co. Ltd.	73,900	380
	Hokkaido Gas Co. Ltd.	30,800	379
	Nissin Corp.	30,400	378
	DKS Co. Ltd.	21,300	377
	Cleanup Corp.	80,100	375
	Nihon Chouzai Co. Ltd.	34,900	373
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	372
	Iseki & Co. Ltd.	40,887	371
	Advan Group Co. Ltd.	60,400	369
	Yukiguni Maitake Co. Ltd.	51,100	366
	Ministop Co. Ltd.	33,100	363
	Sanei Architecture Planning Co. Ltd.	28,800	360

		Shares	Market Value ($000)
	Rokko Butter Co. Ltd.	33,000	359
	Central Security Patrols Co. Ltd.	18,595	356
	ST Corp.	30,300	356
	Bank of Saga Ltd.	32,100	355
	Krosaki Harima Corp.	10,600	355
	Dai Nippon Toryo Co. Ltd.	64,600	353
	Optorun Co. Ltd.	24,900	353
	Nakayama Steel Works Ltd.	103,400	352
	Sumida Corp.	56,109	352
	Japan Best Rescue System Co. Ltd.	59,965	352
	Sankyo Tateyama Inc.	72,000	350
	LEC Inc.	64,548	349
	Toa Corp. (XTKS)	58,900	347
	Hisaka Works Ltd.	54,100	346
	JSP Corp.	30,700	340
	Airport Facilities Co. Ltd.	82,700	339
	Arakawa Chemical Industries Ltd.	44,600	337
	Nitto Kohki Co. Ltd.	28,100	337
	Pronexus Inc.	39,035	333
	Fuji Pharma Co. Ltd.	43,800	330
	Hito Communications Holdings Inc.	26,766	330
	FAN Communications Inc.	111,900	330
	Asahi Co. Ltd.	33,500	329
	NEC Capital Solutions Ltd.	20,400	329
*	Optim Corp.	51,838	328
	Maezawa Kyuso Industries Co. Ltd.	47,000	325
[3]	Kamakura Shinsho Ltd.	69,600	324
	Enigmo Inc.	83,000	322
	Seika Corp.	25,800	320
	Taisei Lamick Co. Ltd.	15,600	319
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	319
	Osaka Steel Co. Ltd.	31,000	318
	Sanoh Industrial Co. Ltd.	60,600	318
	Fuso Pharmaceutical Industries Ltd.	19,700	317
	Kawada Technologies Inc.	11,500	317
	Kojima Co. Ltd.	63,300	316
	Shimizu Bank Ltd.	28,600	316
	Artnature Inc.	54,800	316
	Nippon Rietec Co. Ltd.	43,100	309
	Mars Group Holdings Corp.	25,000	308
	Central Sports Co. Ltd.	15,675	303
	JP-Holdings Inc.	155,400	300
	Tsutsumi Jewelry Co. Ltd.	18,200	299
	Ebase Co. Ltd.	68,800	299
	Nihon Tokushu Toryo Co. Ltd.	40,500	297
	Nippon Sharyo Ltd.	18,500	297
	Tomoku Co. Ltd.	26,300	295
	Corona Corp. Class A	46,600	293
	Yushin Precision Equipment Co. Ltd.	55,200	293
	Toa Oil Co. Ltd.	15,400	287
	Akatsuki Inc.	14,200	282
	MTI Ltd.	70,000	281
	Okura Industrial Co. Ltd.	20,700	276
	CMIC Holdings Co. Ltd.	23,900	275
*	Godo Steel Ltd.	24,700	272
*	Gurunavi Inc.	93,300	266
	Kanamic Network Co. Ltd.	56,600	262
*	Kourakuen Holdings Corp.	26,400	256

		Shares	Market Value ($000)
	Hokkan Holdings Ltd.	26,800	253
*,3	Gunosy Inc.	42,000	253
*	FDK Corp.	36,714	246
	Tokyo Individualized Educational Institute Inc.	55,312	245
	Tv Tokyo Holdings Corp.	16,000	236
	Chuo Spring Co. Ltd.	43,600	235
	I-PEX Inc.	22,900	232
[3]	Daisyo Corp.	25,700	231
	Ohara Inc.	24,388	228
	Shimojima Co. Ltd.	29,900	226
	Wowow Inc.	20,400	224
*	COOKPAD Inc.	137,800	223
	Nihon Trim Co. Ltd.	11,900	221
[3]	Fibergate Inc.	33,349	220
	Sekisui Kasei Co. Ltd.	69,300	215
	Tokyo Rakutenchi Co. Ltd.	6,900	207
*	RPA Holdings Inc.	86,600	202
	Nisso Corp.	44,600	201
[3]	Inaba Seisakusho Co. Ltd.	19,800	196
	Taiho Kogyo Co. Ltd.	37,900	192
	Gecoss Corp.	29,900	185
	CHIMNEY Co. Ltd.	20,000	184
*,3	TerraSky Co. Ltd.	14,210	182
	Linical Co. Ltd.	28,300	180
	Oro Co. Ltd.	13,967	165
*	Right On Co. Ltd.	28,800	161
	Takamiya Co. Ltd.	56,000	160
	Robot Home Inc.	94,100	138
	Japan Steel Works Ltd.	800	19
	Katitas Co. Ltd.	600	15
	Descente Ltd.	600	13
	Mitsui High-Tec Inc.	200	13
	LIFULL Co. Ltd.	6,700	9
			1,257,197
Kuwait (0.2%)
	National Industries Group Holding SAK	6,369,229	5,753
*	Warba Bank KSCP	3,449,822	2,859
	Boursa Kuwait Securities Co. KPSC	370,151	2,792
	Qurain Petrochemical Industries Co.	1,911,641	1,909
	Kuwait Projects Co. Holding KSCP	3,229,318	1,618
	Kuwait International Bank KSCP	2,008,241	1,470
	Alimtiaz Investment Group KSC	3,634,723	1,096
	Integrated Holding Co. KCSC	587,868	811
			18,308
Malaysia (0.7%)
	Inari Amertron Bhd.	9,854,400	6,367
	TIME dotCom Bhd.	3,460,300	3,573
	My EG Services Bhd.	16,898,500	2,950
	Carlsberg Brewery Malaysia Bhd.	562,400	2,847
	Bursa Malaysia Bhd.	1,921,254	2,820
	Sunway REIT	7,979,800	2,708
	ViTrox Corp. Bhd.	1,499,100	2,598
	Frontken Corp. Bhd.	3,814,650	2,490
	D&O Green Technologies Bhd.	2,660,300	2,451
	VS Industry Bhd.	9,834,450	2,237
	Genting Plantations Bhd.	1,533,373	2,227
	Sunway Bhd.	5,829,688	2,189

		Shares	Market Value ($000)
	Malaysian Pacific Industries Bhd.	290,400	2,122
	Yinson Holdings Bhd.	4,434,640	2,096
	Axis REIT	4,620,500	2,025
	Pentamaster Corp. Bhd.	2,192,950	1,934
	Mega First Corp. Bhd.	2,267,200	1,759
*	Hong Seng Consolidated Bhd.	12,118,400	1,665
	Scientex Bhd.	2,154,600	1,662
	KPJ Healthcare Bhd.	8,448,400	1,653
	Kossan Rubber Industries Bhd.	4,840,600	1,360
	CTOS Digital Bhd.	4,154,300	1,347
*	Greatech Technology Bhd.	1,450,400	1,281
	UMW Holdings Bhd	1,926,300	1,261
	BerMaz Auto Bhd.	3,093,040	1,231
	UWC Bhd.	1,315,500	1,185
	Berjaya Sports Toto Bhd.	2,794,057	1,168
	AEON Credit Service M Bhd.	354,700	1,145
	Malaysia Building Society Bhd.	8,234,300	1,075
*	Bumi Armada Bhd.	12,390,100	1,063
	Padini Holdings Bhd.	1,330,200	969
	DRB-Hicom Bhd.	3,156,427	894
[1]	Lotte Chemical Titan Holding Bhd.	1,748,705	751
*	Berjaya Corp. Bhd.	11,511,863	634
	SP Setia Bhd. Group	3,599,100	611
	Malaysian Resources Corp. Bhd.	7,777,538	604
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	525
	Leong Hup International Bhd.	3,434,200	402
	Cahya Mata Sarawak Bhd.	1,862,300	392
*	Velesto Energy Bhd.	18,647,080	358
*	UEM Sunrise Bhd.	4,211,200	294
	WCT Holdings Bhd.	2,548,151	250
	Magnum Bhd.	149,400	56
*	Sapura Energy Bhd.	3,622,300	33
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	27
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	14
*,2	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	7
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	7
			69,317
Mexico (0.3%)
	PLA Administradora Industrial S de RL de CV	3,199,413	4,551
	Corp. Inmobiliaria Vesta SAB de CV	2,283,742	4,498
[1]	Macquarie Mexico Real Estate Management SA de CV	2,953,102	3,849
*	Alsea SAB de CV	1,820,500	3,542
	Bolsa Mexicana de Valores SAB de CV	1,751,566	3,260
	La Comer SAB de CV	1,675,607	2,969
	Gentera SAB de CV	3,551,225	2,886
	Genomma Lab Internacional SAB de CV Class B	3,103,080	2,885
*,1	Nemak SAB de CV	7,172,987	1,805
*,1	Grupo Traxion SAB de CV	1,216,781	1,523
	Grupo Rotoplas SAB de CV	499,379	746
*	Axtel SAB de CV	4,677,908	330
	Grupo Comercial Chedraui SA de CV	10,400	32
			32,876
Netherlands (1.3%)
	OCI NV	349,139	12,121
	Arcadis NV	266,197	9,843
	Boskalis Westminster	290,401	9,529
*	Galapagos NV	172,442	8,749

		Shares	Market Value ($000)
	SBM Offshore NV	555,386	7,751
*,1	Basic-Fit NV	189,917	7,703
	Corbion NV	213,680	7,447
*,1	Intertrust NV	317,383	6,268
	TKH Group NV GDR	147,602	6,059
	APERAM SA	169,403	5,523
*,1	Alfen Beheer BV	38,625	4,509
	Eurocommercial Properties NV	196,524	4,450
*	Fugro NV	371,991	4,428
[3]	PostNL NV	1,349,192	3,549
	AMG Advanced Metallurgical Group NV	120,405	3,380
*	Sligro Food Group NV	129,508	2,565
*	TomTom NV	252,202	2,280
*	Koninklijke BAM Groep NV	915,183	2,231
	Wereldhave NV	140,304	2,125
	NSI NV	65,075	2,111
[1]	Flow Traders	94,349	2,050
	Majorel Group Luxembourg SA	77,171	1,808
	Vastned Retail NV	58,458	1,417
*,3	Ebusco Holding NV	27,357	657
	Brunel International NV	53,114	602
[3]	ForFarmers NV	135,665	419
[1]	B&S Group Sarl	50,186	262
*,2	SNS Reaal	96,364	—
			119,836
New Zealand (0.6%)
	Chorus Ltd.	1,585,334	7,979
	Summerset Group Holdings Ltd.	870,080	5,865
	Goodman Property Trust	3,891,721	5,345
	Precinct Properties New Zealand Ltd.	4,646,330	4,158
	Freightways Ltd.	620,764	4,032
	Genesis Energy Ltd.	1,753,984	3,181
	Vital Healthcare Property Trust	1,646,233	2,940
	Vector Ltd.	923,349	2,703
	Arvida Group Ltd.	2,638,869	2,491
	Argosy Property Ltd.	2,889,504	2,378
	Skellerup Holdings Ltd.	653,132	2,311
*	Pushpay Holdings Ltd.	2,734,258	2,228
	Stride Property Group	1,868,117	2,095
	Heartland Group Holdings Ltd.	1,563,135	2,046
	KMD Brands Ltd.	2,145,832	1,476
	Oceania Healthcare Ltd.	2,309,829	1,370
*,2	Pacific Edge Ltd.	2,287,540	1,127
	Scales Corp. Ltd.	358,946	976
*	Synlait Milk Ltd.	446,695	901
*	SKY Network Television Ltd.	585,806	850
*	Serko Ltd.	350,400	816
*	Vista Group International Ltd.	652,698	752
*	Tourism Holdings Ltd.	485,537	751
	Restaurant Brands New Zealand Ltd.	113,012	685
	EBOS Group Ltd.	1,052	26
			59,482
Norway (1.5%)
	Storebrand ASA	1,695,818	14,264
	Bakkafrost P/F	183,282	12,778
	Kongsberg Gruppen ASA	270,565	9,970
*	NEL ASA	5,383,151	9,287

		Shares	Market Value ($000)
	SpareBank 1 SR-Bank ASA	642,766	7,600
	Subsea 7 SA	812,385	7,322
	Borregaard ASA	370,826	6,657
	TGS ASA	413,833	6,143
	SpareBank 1 SMN	464,936	5,961
[1]	Scatec ASA	444,610	5,309
*,1	Crayon Group Holding ASA	294,270	4,717
*	Frontline Ltd.	453,040	4,315
[1]	Elkem ASA	1,016,625	4,165
	Veidekke ASA	401,840	4,155
	Austevoll Seafood ASA	328,695	4,049
	Atea ASA	326,683	3,989
	Grieg Seafood ASA	204,778	3,144
	MPC Container Ships ASA	1,285,133	3,134
	Bonheur ASA	73,932	2,960
[1]	Entra ASA	203,154	2,861
	DNO ASA	1,972,450	2,838
*	Aker Carbon Capture ASA	1,208,109	2,723
	Wallenius Wilhelmsen ASA	362,682	2,431
[1]	BW LPG Ltd.	265,926	2,187
	Stolt-Nielsen Ltd.	77,272	1,647
	Sparebank 1 Oestlandet	109,075	1,348
	Arendals Fossekompani A/S	39,107	1,255
*	Norway Royal Salmon ASA	44,948	1,157
*	Hexagon Composites ASA	339,296	1,139
	BW Offshore Ltd.	372,352	1,048
*	Kahoot! ASA	436,596	1,047
*	Aker Horizons Holding ASA	537,681	999
*	BW Energy Ltd.	200,342	571
			143,170
Pakistan (0.1%)
*	Lucky Cement Ltd.	819,896	1,414
	Hub Power Co. Ltd.	4,660,104	1,257
	Engro Corp. Ltd.	1,203,707	1,182
	MCB Bank Ltd.	1,860,210	947
	Pakistan State Oil Co. Ltd.	1,297,746	936
	Pakistan Oilfields Ltd.	508,586	832
	Bank Alfalah Ltd.	5,189,267	729
	Engro Fertilizers Ltd.	2,089,103	691
	TRG Pakistan	1,551,968	596
	Millat Tractors Ltd.	150,988	519
	Searle Co. Ltd.	1,182,924	485
	United Bank Ltd.	845,938	391
	National Bank of Pakistan	1,415,000	158
	Nishat Mills Ltd.	556,805	157
	Kot Addu Power Co. Ltd.	484,095	54
			10,348
Philippines (0.2%)
	Security Bank Corp.	1,790,879	2,944
	Wilcon Depot Inc.	4,665,500	2,342
	Robinson's Land Corp.	7,295,297	2,252
	Robinsons Retail Holdings Inc.	2,203,980	2,217
	AREIT Inc.	2,236,100	1,465
	RL Commercial REIT Inc.	12,358,200	1,434
	Century Pacific Food Inc.	3,302,900	1,408
	Manila Water Co. Inc.	4,341,285	1,207
	D&L Industries Inc.	7,925,400	1,026

		Shares	Market Value ($000)
	Nickel Asia Corp.	9,826,874	977
	First Gen Corp.	1,848,087	578
	Filinvest Land Inc.	26,483,400	423
*	Cebu Air Inc.	519,080	404
	Vista Land & Lifescapes Inc.	5,571,313	199
	AC Energy Corp.	279,400	43
*,1	CEMEX Holdings Philippines Inc.	2,745,089	35
			18,954
Poland (0.4%)
*	PGE Polska Grupa Energetyczna SA	2,602,413	5,818
	KRUK SA	63,997	3,665
	Orange Polska SA	2,665,474	3,459
	Asseco Poland SA	212,006	3,303
*	Tauron Polska Energia SA	3,702,507	2,613
*	mBank SA	48,941	2,341
*	Alior Bank SA	373,066	2,020
*,3	Jastrzebska Spolka Weglowa SA	180,097	1,963
*	Bank Millennium SA	1,985,804	1,586
*,3	CCC SA	163,276	1,539
	Bank Handlowy w Warszawie SA	121,020	1,536
*	Enea SA	706,697	1,443
*	Grupa Azoty SA	152,994	1,424
*	AmRest Holdings SE	235,679	953
	Kernel Holding SA	160,692	902
	Ciech SA	82,917	710
	Warsaw Stock Exchange	75,126	573
*,2	CAPITEA SA	103,234	84
			35,932
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	28,822,620	4,277
	REN - Redes Energeticas Nacionais SGPS SA	1,427,205	4,035
	Sonae SGPS SA	3,336,619	3,796
	Navigator Co. SA	905,736	3,738
	NOS SGPS SA	714,818	2,700
*	Greenvolt-Energias Renovaveis SA	216,068	1,951
	CTT-Correios de Portugal SA	549,417	1,879
	Altri SGPS SA	267,201	1,577
	Corticeira Amorim SGPS SA	119,968	1,277
	Semapa-Sociedade de Investimento e Gestao	49,025	717
			25,947
Qatar (0.1%)
*	Gulf International Services QSC	3,401,641	1,872
	Al Meera Consumer Goods Co. QSC	361,902	1,777
	Medicare Group	512,201	967
			4,616
Romania (0.0%)
*	MED Life SA	281,934	1,129
	One United Properties SA	3,077,394	828
	Teraplast SA	3,866,662	506
			2,463
Russia (0.0%)
*,2	Mechel PJSC Preference Shares	434,330	—
[1,2]	Detsky Mir PJSC	2,390,633	—
[2]	OGK-2 PJSC	54,519,850	—
[2]	TGC-1 PJSC	2,060,900,000	—
*,2	Mechel PJSC	477,169	—

		Shares	Market Value ($000)
[2]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
*,2	LSR Group PJSC Class A	66,793	—
*,2	ENEL RUSSIA PJSC	24,682,000	—
[2]	Samolet Group	30,568	—
[2]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[2]	Bank St. Petersburg PJSC	642,145	—
[2]	IDGC of Centre and Volga Region PJSC	236,900,000	—
[2]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.4%)
	Al Hammadi Co. for Development and Investment	270,489	3,088
	Leejam Sports Co. JSC	102,000	3,065
	Aldrees Petroleum and Transport Services Co.	131,207	2,531
*	Saudi Real Estate Co.	550,452	1,998
	Arriyadh Development Co.	323,773	1,994
	Arabian Cement Co.	192,884	1,968
	Eastern Province Cement Co.	138,164	1,617
	United International Transportation Co.	125,377	1,615
	Jadwa REIT Saudi Fund	494,646	1,608
	City Cement Co.	254,398	1,570
	National Gas & Industrialization Co.	133,708	1,560
*	National Agriculture Development Co.	191,579	1,552
	Saudi Ceramic Co.	147,491	1,434
*	Middle East Healthcare Co.	149,659	1,395
	Astra Industrial Group	110,612	1,298
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,247
	Najran Cement Co.	308,805	1,243
	National Medical Care Co.	79,266	1,241
*	Methanol Chemicals Co.	123,062	1,222
	Saudi Chemical Co. Holding	153,343	1,214
*	Dur Hospitality Co.	162,788	1,020
	Northern Region Cement Co.	324,699	1,020
*	Herfy Food Services Co.	70,644	841
*	Fawaz Abdulaziz Al Hokair & Co.	171,223	829
*	Saudi Public Transport Co.	186,228	816
	Bawan Co.	83,831	787
*	Al Jouf Cement Co.	191,752	536
	Tabuk Cement Co.	117,247	483
*	Zamil Industrial Investment Co.	92,227	474
	Hail Cement Co.	131,718	471
*	Mediterranean & Gulf Insurance & Reinsurance Co.	154,570	468
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	98,777	280
			42,485
Singapore (0.9%)
	Frasers Centrepoint Trust	3,882,008	6,560
	ESR-REIT	18,421,484	5,606
	Keppel Infrastructure Trust	12,870,146	5,463
	Parkway Life REIT	1,378,481	4,782
	Haw Par Corp. Ltd.	479,900	3,825
	Manulife US REIT	6,016,088	3,492
	Lendlease Global Commercial REIT	5,678,019	3,437
	CapitaLand China Trust	3,978,699	3,404
	CDL Hospitality Trusts	3,222,042	3,084
	AEM Holdings Ltd.	955,200	3,025
	SPH REIT	4,393,200	3,007
	Raffles Medical Group Ltd.	3,507,584	2,922
	Ascendas India Trust	2,965,700	2,495

		Shares	Market Value ($000)
	Starhill Global REIT	5,205,308	2,246
	Cromwell European REIT	1,094,040	2,235
	OUE Commercial REIT	7,810,309	2,177
	Keppel Pacific Oak US REIT	3,092,700	2,166
*	Digital Core REIT Management Private Ltd.	2,258,200	1,968
	AIMS APAC REIT	1,899,600	1,913
	First Resources Ltd.	1,898,529	1,901
	Sheng Siong Group Ltd.	1,590,500	1,842
	Far East Hospitality Trust	3,726,100	1,728
	iFAST Corp. Ltd.	537,600	1,643
	Prime US REIT	2,331,469	1,633
	UMS Holdings Ltd.	1,697,700	1,455
	Sabana Industrial REIT	3,603,600	1,149
	Thomson Medical Group Ltd.	19,788,100	1,147
	Riverstone Holdings Ltd.	1,721,300	973
	Nanofilm Technologies International Ltd.	642,000	937
	First REIT	3,750,872	762
	Silverlake Axis Ltd.	1,940,140	564
	Lippo Malls Indonesia Retail Trust	16,113,200	561
	Asian Pay Television Trust	6,494,250	555
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	459
*	Yoma Strategic Holdings Ltd.	4,687,430	455
	Bumitama Agri Ltd.	855,000	371
*,2	Eagle Hospitality Trust	2,004,300	275
*,2	Best World International Ltd.	154,385	152
*,2,3	Ezra Holdings Ltd.	4,500,399	36
			82,405
South Africa (0.6%)
	Thungela Resources Ltd.	453,011	7,921
	Motus Holdings Ltd.	547,243	3,695
	Equites Property Fund Ltd.	2,665,554	3,064
	Hyprop Investments Ltd.	1,332,305	2,962
	Super Group Ltd.	1,620,454	2,736
	Omnia Holdings Ltd.	702,116	2,699
	Vukile Property Fund Ltd.	3,018,014	2,580
*	Steinhoff International Holdings NV	14,973,526	2,319
	AECI Ltd.	412,590	2,260
	KAP Industrial Holdings Ltd.	8,506,545	2,213
	JSE Ltd.	305,311	2,009
	DataTec Ltd.	703,518	1,861
	MAS Real Estate Inc.	1,501,186	1,853
	Advtech Ltd.	1,758,369	1,743
	Astral Foods Ltd.	127,656	1,538
	Investec Property Fund Ltd.	2,118,501	1,388
	Reunert Ltd.	536,295	1,324
	Ninety One Ltd.	536,505	1,310
	Raubex Group Ltd.	574,858	1,274
	DRDGOLD Ltd.	1,830,127	1,137
	SA Corporate Real Estate Ltd.	8,506,936	1,108
	Cashbuild Ltd.	72,253	1,097
*	Tsogo Sun Gaming Ltd.	1,672,033	1,090
	Famous Brands Ltd.	277,360	1,062
*	Sun International Ltd.	620,914	1,039
*	Attacq Ltd.	2,449,091	927
	Wilson Bayly Holmes-Ovcon Ltd.	164,112	892
	Hudaco Industries Ltd.	97,850	880
	Adcock Ingram Holdings Ltd.	274,977	847
*	Blue Label Telecoms Ltd.	1,779,665	760

		Shares	Market Value ($000)
	Emira Property Fund Ltd.	1,147,647	705
*	Massmart Holdings Ltd.	302,790	677
*,3	Brait plc	2,259,754	571
	Alexander Forbes Group Holdings Ltd.	1,818,457	530
	Curro Holdings Ltd.	707,664	457
	Zeder Investments Ltd.	2,902,808	317
	Transaction Capital Ltd.	24,768	57
			60,902
South Korea (4.1%)
	Hansol Chemical Co. Ltd.	30,977	5,245
*,3	Hyundai Rotem Co. Ltd.	254,810	5,221
	Meritz Fire & Marine Insurance Co. Ltd.	194,979	5,183
	DB HiTek Co. Ltd.	131,119	4,565
	JYP Entertainment Corp.	104,821	4,496
[3]	Ecopro Co. Ltd.	63,979	4,420
	Meritz Securities Co. Ltd.	979,229	3,655
	Youngone Corp.	115,869	3,606
[3]	SM Entertainment Co. Ltd.	66,298	3,541
	LEENO Industrial Inc.	34,484	3,504
[3]	Hyosung Advanced Materials Corp.	11,100	3,373
	WONIK IPS Co. Ltd.	135,120	3,294
*	CosmoAM&T Co. Ltd.	77,582	3,215
	CS Wind Corp.	73,963	3,175
	Kolon Industries Inc.	73,594	3,107
*,3	Naturecell Co. Ltd.	167,352	3,089
	Dongjin Semichem Co. Ltd.	111,354	3,060
	JB Financial Group Co. Ltd.	527,867	3,035
[3]	KIWOOM Securities Co. Ltd.	46,487	3,027
	Soulbrain Co. Ltd.	16,546	2,976
[3]	Hyosung TNC Corp.	11,054	2,942
*,3	KMW Co. Ltd.	118,726	2,910
*	HLB Life Science Co. Ltd.	293,954	2,896
	Daeduck Electronics Co. Ltd.	130,982	2,883
*,3	Hyundai Bioscience Co. Ltd.	128,517	2,832
	LS Electric Co. Ltd.	63,077	2,820
*,3	Doosan Fuel Cell Co. Ltd.	109,241	2,782
	LIG Nex1 Co. Ltd.	39,188	2,666
[3]	LX Semicon Co. Ltd.	34,204	2,632
[3]	Chunbo Co. Ltd.	14,404	2,628
	SFA Engineering Corp.	79,986	2,609
*	GeneOne Life Science Inc.	252,996	2,599
[3]	Koh Young Technology Inc.	235,153	2,560
	Foosung Co. Ltd.	178,473	2,554
*	Hugel Inc.	24,029	2,488
	Daishin Securities Co. Ltd.	204,104	2,433
	People & Technology Inc.	68,018	2,407
*	Chabiotech Co. Ltd.	185,502	2,334
*,3	LegoChem Biosciences Inc.	68,124	2,305
[3]	KEPCO Engineering & Construction Co. Inc.	45,024	2,281
[3]	ST Pharm Co. Ltd.	32,631	2,275
	Daewoong Pharmaceutical Co. Ltd.	15,924	2,253
[3]	BH Co. Ltd.	97,020	2,213
[3]	Hanwha Systems Co. Ltd.	195,756	2,203
*	SOLUM Co. Ltd.	132,157	2,187
	Com2uSCorp	36,461	2,165
[3]	Daejoo Electronic Materials Co. Ltd.	37,457	2,163
	ESR Kendall Square REIT Co. Ltd.	515,539	2,058
	Eo Technics Co. Ltd.	33,027	2,054

		Shares	Market Value ($000)
[3]	Dongkuk Steel Mill Co. Ltd.	194,314	1,993
[3]	SIMMTECH Co. Ltd.	62,353	1,954
	LX International Corp.	76,861	1,948
	Chong Kun Dang Pharmaceutical Corp.	28,042	1,946
*	Bioneer Corp.	77,925	1,941
*,3	Oscotec Inc.	88,444	1,936
	MegaStudyEdu Co. Ltd.	28,244	1,921
	Hanmi Semiconductor Co. Ltd.	182,808	1,910
	Korean Reinsurance Co.	281,109	1,908
	Hyundai Elevator Co. Ltd.	86,482	1,876
*	Genexine Inc.	75,245	1,863
*	Pharmicell Co. Ltd.	208,676	1,854
	AfreecaTV Co. Ltd.	27,415	1,846
	HK inno N Corp.	54,569	1,844
*	CJ CGV Co. Ltd.	113,493	1,825
*	Hanall Biopharma Co. Ltd.	141,915	1,792
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	1,776
	NICE Information Service Co. Ltd.	144,592	1,758
*	Creative & Innovative System	154,863	1,751
	LOTTE REIT Co. Ltd.	447,337	1,750
	Douzone Bizon Co. Ltd.	69,933	1,736
	Hyosung Corp.	28,797	1,703
	Innocean Worldwide Inc.	48,321	1,697
*,3	Taihan Electric Wire Co. Ltd.	1,243,971	1,691
	Cosmax Inc.	31,688	1,690
	Humasis Co. Ltd.	115,052	1,688
	Dawonsys Co. Ltd.	92,523	1,678
	Hyundai Autoever Corp.	17,258	1,674
*,3	ABLBio Inc.	95,206	1,635
*	Hana Tour Service Inc.	41,798	1,607
[3]	Huchems Fine Chemical Corp.	102,832	1,594
[3]	Kolmar Korea Co. Ltd.	53,096	1,591
[3]	DongKook Pharmaceutical Co. Ltd.	107,222	1,591
[3]	Daewoong Co. Ltd.	72,559	1,579
[3]	Taekwang Industrial Co. Ltd.	2,276	1,578
*	Eubiologics Co. Ltd.	128,626	1,562
*	TY Holdings Co. Ltd.	109,293	1,555
*	Hyundai Electric & Energy System Co. Ltd.	72,781	1,544
*	BNC Korea Co. Ltd.	170,404	1,539
[3]	Jusung Engineering Co. Ltd.	116,480	1,529
[3]	YG Entertainment Inc.	35,618	1,516
*	Kumho Tire Co. Inc.	543,922	1,485
[3]	Ahnlab Inc.	21,444	1,470
	Dentium Co. Ltd.	22,147	1,461
	Poongsan Corp.	67,837	1,450
*	Wysiwyg Studios Co. Ltd.	81,578	1,443
	Innox Advanced Materials Co. Ltd.	50,248	1,442
[3]	Seoul Semiconductor Co. Ltd.	164,714	1,438
[3]	IS Dongseo Co. Ltd.	46,175	1,435
*	Sam Chun Dang Pharm Co. Ltd.	53,123	1,435
[3]	Green Cross Holdings Corp.	89,255	1,418
*	Asiana Airlines Inc.	121,767	1,412
*	Myoung Shin Industrial Co. Ltd.	99,468	1,412
*,3	GemVax & Kael Co. Ltd.	131,691	1,404
	PI Advanced Materials Co. Ltd.	48,541	1,395
[3]	Tokai Carbon Korea Co. Ltd.	13,998	1,384
*	Hana Micron Inc.	130,994	1,374
*,3	Studio Dragon Corp.	23,277	1,372

		Shares	Market Value ($000)
*	Amicogen Inc.	73,746	1,368
	Ecopro HN Co. Ltd.	39,145	1,366
[3]	Hyundai Greenfood Co. Ltd.	225,953	1,347
	GC Cell Corp.	28,572	1,336
	Hyundai Construction Equipment Co. Ltd.	45,482	1,331
	Daou Technology Inc.	88,954	1,291
	Park Systems Corp.	16,737	1,284
	Hyundai Home Shopping Network Corp.	31,675	1,276
	JR Global REIT	352,666	1,276
*	Eoflow Co. Ltd.	82,704	1,273
*	NKMax Co. Ltd.	100,151	1,234
	Intellian Technologies Inc.	23,227	1,228
*,3	NEPES Corp.	78,189	1,226
*	HJ Shipbuilding & Construction Co. Ltd.	227,068	1,206
[3]	Hanjin Transportation Co. Ltd.	58,263	1,205
	SL Corp.	49,368	1,194
	Handsome Co. Ltd.	49,758	1,193
*,3	Vidente Co. Ltd.	130,621	1,193
[3]	RFHIC Corp.	67,588	1,193
	Eugene Technology Co. Ltd.	49,569	1,188
*	MedPacto Inc.	55,851	1,170
[3]	SK Discovery Co. Ltd.	42,004	1,165
*	STCUBE	117,216	1,156
*	SFA Semicon Co. Ltd.	272,456	1,153
*,3	Cellivery Therapeutics Inc.	90,702	1,143
*	Enchem Co. Ltd.	28,053	1,128
[3]	Sebang Global Battery Co. Ltd.	26,911	1,120
[3]	GOLFZON Co. Ltd.	9,827	1,116
	Samyang Holdings Corp.	19,246	1,115
[3]	Zinus Inc.	30,200	1,104
	Harim Holdings Co. Ltd.	169,108	1,100
*	Danal Co. Ltd.	190,982	1,100
[3]	Posco ICT Co. Ltd.	242,051	1,087
*	Hyosung Chemical Corp.	7,601	1,084
	KCC Glass Corp.	29,250	1,081
[3]	Doosan Co. Ltd.	19,953	1,078
	Korea Electric Terminal Co. Ltd.	24,245	1,053
*	HLB Therapeutics Co. Ltd.	111,045	1,053
[3]	Tesna Inc.	43,910	1,051
*	Next Science Co. Ltd.	142,176	1,035
*,3	Lotte Tour Development Co. Ltd.	114,177	1,032
*,3	Binex Co. Ltd.	91,844	1,018
*	iNtRON Biotechnology Inc.	118,350	1,014
	Lutronic Corp.	64,805	1,013
[3]	Shinsegae International Inc.	42,245	1,001
	DoubleUGames Co. Ltd.	30,675	1,001
	INTOPS Co. Ltd.	37,767	995
	Hanwha Investment & Securities Co. Ltd.	383,737	989
*	LX Holdings Corp.	146,966	989
	Mcnex Co. Ltd.	38,455	988
	Bukwang Pharmaceutical Co. Ltd.	134,499	974
*	Hyosung Heavy Industries Corp.	21,024	974
*,3	Duk San Neolux Co. Ltd.	38,777	963
	Partron Co. Ltd.	143,341	954
	Daesang Corp.	55,838	938
	PharmaResearch Co. Ltd.	16,748	938
*	Hancom Inc.	69,354	927
	JW Pharmaceutical Corp.	50,117	923

		Shares	Market Value ($000)
	L&C Bio Co. Ltd.	39,440	913
	Samchully Co. Ltd.	6,409	912
	Sangsangin Co. Ltd.	129,559	907
*	Mezzion Pharma Co. Ltd.	61,131	907
	Korea Petrochemical Ind Co. Ltd.	9,169	899
*	Neowiz	42,069	897
	Samwha Capacitor Co. Ltd.	26,759	886
*	Sambu Engineering & Construction Co. Ltd.	565,614	880
	Hankook & Co. Co. Ltd.	92,671	879
*	Yungjin Pharmaceutical Co. Ltd.	316,309	871
*,3	Ananti Inc.	154,821	846
*	Webzen Inc.	55,962	844
*	Medipost Co. Ltd.	51,638	843
*	Korea Line Corp.	455,846	840
[3]	S&S Tech Corp.	51,794	840
	Vieworks Co. Ltd.	26,371	834
[3]	KH Vatec Co. Ltd.	50,386	830
*	Hanwha General Insurance Co. Ltd.	214,277	829
	Ilyang Pharmaceutical Co. Ltd.	44,081	809
*	CMG Pharmaceutical Co. Ltd.	383,090	806
[3]	TES Co. Ltd.	49,761	804
	SK Securities Co. Ltd.	1,337,369	785
	NICE Holdings Co. Ltd.	72,461	785
*	Shinsung E&G Co. Ltd.	491,246	784
*	Giantstep Inc.	39,469	782
	Young Poong Corp.	1,847	781
	Youngone Holdings Co. Ltd.	20,975	776
	Korea Asset In Trust Co. Ltd.	288,833	771
[3]	OptoElectronics Solutions Co. Ltd.	42,683	767
	Youlchon Chemical Co. Ltd.	42,046	759
*	NHN KCP Corp.	73,042	753
	TK Corp.	74,663	752
	SK Gas Ltd.	8,613	747
*	DIO Corp.	35,057	740
	Seojin System Co. Ltd.	59,562	736
	HDC Holdings Co. Ltd.	136,690	735
	Boryung Pharmaceutical Co. Ltd.	84,761	733
	Dong-A Socio Holdings Co. Ltd.	9,470	729
	Hansae Co. Ltd.	56,311	728
	KUMHOE&C Co. Ltd.	113,346	726
*	Com2uS Holdings Corp.	17,138	720
*	UniTest Inc.	48,683	719
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	707
	Dong-A ST Co. Ltd.	14,684	697
	ENF Technology Co. Ltd.	29,094	687
	SNT Motiv Co. Ltd.	19,992	678
*,3	CrystalGenomics Inc.	207,711	672
	Songwon Industrial Co. Ltd.	45,108	659
[3]	Daea TI Co. Ltd.	234,869	655
*,2	S-MAC Co. Ltd.	250,973	654
[3]	Hanil Cement Co. Ltd.	59,370	653
*,3	Komipharm International Co. Ltd.	116,807	652
	Nature Holdings Co. Ltd.	27,859	648
	LF Corp.	47,710	642
	Orion Holdings Corp.	54,843	636
*,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	633
	Dongwon Industries Co. Ltd.	3,620	626
	i-SENS Inc.	23,454	626

		Shares	Market Value ($000)
	Tongyang Inc.	667,833	616
	Gradiant Corp.	41,274	598
	Lotte Confectionery Co. Ltd.	6,602	597
*	Solid Inc.	146,704	597
	Halla Holdings Corp.	19,666	589
[3]	InBody Co. Ltd.	30,586	587
	Yuanta Securities Korea Co. Ltd.	263,543	587
	LX Hausys Ltd.	17,333	582
	Huons Co. Ltd.	19,429	564
*,3	Modetour Network Inc.	47,716	557
*,3	Grand Korea Leisure Co. Ltd.	50,231	557
*	Inscobee Inc.	354,014	556
[3]	Korea United Pharm Inc.	28,052	555
	KTB Investment & Securities Co. Ltd.	154,806	542
*,3	Samsung Pharmaceutical Co. Ltd.	202,583	541
*	OliX Pharmaceuticals Inc.	33,958	541
*	Insun ENT Co. Ltd.	77,948	537
[3]	Sungwoo Hitech Co. Ltd.	127,257	527
	Samyang Corp.	15,975	520
*	Cellid Co. Ltd.	29,914	520
	Binggrae Co. Ltd.	13,349	492
	iMarketKorea Inc.	61,379	490
	Namhae Chemical Corp.	64,980	486
[3]	ITM Semiconductor Co. Ltd.	18,203	484
	Hansol Paper Co. Ltd.	43,926	483
	KISWIRE Ltd.	29,628	480
	Namyang Dairy Products Co. Ltd.	1,683	478
	HS Industries Co. Ltd.	121,990	477
	KC Co. Ltd.	31,238	470
	Mirae Asset Life Insurance Co. Ltd.	196,948	464
*	KH Feelux Co. Ltd.	411,461	461
[3]	Seobu T&D	74,449	459
*	AbClon Inc.	50,930	455
	Kolon Corp.	23,081	446
[3]	Nexen Tire Corp.	93,392	446
	Hankook Shell Oil Co. Ltd.	2,323	444
	Advanced Process Systems Corp.	31,225	437
*	Peptron Inc.	59,471	423
	Seah Besteel Corp.	35,155	421
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	416
	Jeil Pharmaceutical Co. Ltd.	23,196	416
	Sung Kwang Bend Co. Ltd.	48,276	415
	LG HelloVision Co. Ltd.	89,011	392
*	Dongsung Pharmaceutical Co. Ltd.	65,106	392
	Tongyang Life Insurance Co. Ltd.	92,674	386
	SPC Samlip Co. Ltd.	6,279	383
	Maeil Dairies Co. Ltd.	8,362	383
	Chongkundang Holdings Corp.	8,077	372
	CJ Freshway Corp.	12,744	363
	Humedix Co. Ltd.	19,600	362
	Dongwon F&B Co. Ltd.	3,059	358
	KC Tech Co. Ltd.	25,990	358
[3]	Cuckoo Homesys Co. Ltd.	14,684	357
	Eusu Holdings Co. Ltd.	75,588	349
	LOTTE Himart Co. Ltd.	26,231	348
	Eugene Investment & Securities Co. Ltd.	155,434	348
*,3	Namsun Aluminum Co. Ltd.	189,182	338
	Huons Global Co. Ltd.	18,780	337

		Shares	Market Value ($000)
	E1 Corp.	9,109	314
	KISCO Corp.	59,444	313
	Hyundai Corp.	25,414	312
*	Hansol Technics Co. Ltd.	66,760	308
*	Aprogen pharmaceuticals Inc.	579,812	301
[3]	Woongjin Thinkbig Co. Ltd.	152,463	299
*	Interflex Co. Ltd.	28,626	293
*	Wonik Holdings Co. Ltd.	92,558	289
	Toptec Co. Ltd.	50,666	289
	Hyundai Bioland Co. Ltd.	29,899	288
	Dae Han Flour Mills Co. Ltd.	2,609	287
	BGF Co. Ltd.	88,189	287
*	SCM Lifescience Co. Ltd.	34,206	283
	Taeyoung Engineering & Construction Co. Ltd.	53,202	281
[3]	Soulbrain Holdings Co. Ltd.	16,872	276
	DB Financial Investment Co. Ltd.	68,332	273
*,3	Telcon RF Pharmaceutical Inc.	240,257	272
*	Lock&Lock Co. Ltd.	42,729	272
*	Homecast Co. Ltd.	90,380	271
	KT Skylife Co. Ltd.	38,395	266
*	CUROCOM Co. Ltd.	299,868	263
	Hanil Holdings Co. Ltd.	30,794	258
	Hansol Holdings Co. Ltd.	93,150	251
	Kolmar Korea Holdings Co. Ltd.	18,175	251
	Kyobo Securities Co. Ltd.	50,102	249
	ICD Co. Ltd.	33,810	248
	Cuckoo Holdings Co. Ltd.	18,165	242
	Byucksan Corp.	112,419	239
	Sindoh Co. Ltd.	9,770	238
	Sam Young Electronics Co. Ltd.	27,627	231
	Daeduck Co. Ltd.	41,388	213
	Hyundai Livart Furniture Co. Ltd.	23,620	213
*	Cafe24 Corp.	20,750	208
	Daishin Securities Co. Ltd. Preference Shares	17,529	190
*	Able C&C Co. Ltd.	41,281	169
	Aekyung Industrial Co. Ltd.	10,505	121
*	Eutilex Co. Ltd.	23,154	87
	Cell Biotech Co. Ltd.	4,720	50
*	Coreana Cosmetics Co. Ltd.	17,026	40
*	Kakao Games Corp.	868	34
	Iljin Materials Co. Ltd.	546	31
	Wemade Co. Ltd.	468	21
*	Ace Technologies Corp.	1,888	11
*	Anterogen Co. Ltd.	574	9
			388,638
Spain (1.1%)
	Banco de Sabadell SA	20,585,194	13,180
	Viscofan SA	139,431	8,120
	Acerinox SA	759,305	7,408
	Grupo Catalana Occidente SA	185,475	5,531
	CIE Automotive SA	206,048	5,420
*	Solaria Energia y Medio Ambiente SA	224,007	5,165
	Faes Farma SA	1,118,470	4,770
	Ebro Foods SA	267,060	4,444
	Cia de Distribucion Integral Logista Holdings SA	212,732	4,385
	Indra Sistemas SA	449,734	4,114
	Laboratorios Farmaceuticos Rovi SA	78,340	4,102
	Applus Services SA	542,437	3,948

		Shares	Market Value ($000)
[1]	Unicaja Banco SA	4,349,759	3,763
	Sacyr SA (XMAD)	1,475,932	3,375
	Pharma Mar SA	52,077	3,208
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,472,761	2,744
	Corp. Financiera Alba SA	51,464	2,715
	Almirall SA	271,442	2,621
[1]	Gestamp Automocion SA	574,942	2,212
*	Melia Hotels International SA	349,858	2,207
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,033
[1]	Neinor Homes SA	154,864	1,666
[1]	Global Dominion Access SA	404,732	1,628
	Ence Energia y Celulosa SA	489,266	1,621
	Prosegur Cia de Seguridad SA	808,857	1,442
	Fomento de Construcciones y Contratas SA	139,835	1,385
[1]	Aedas Homes SA	67,761	1,161
	Atresmedia Corp. de Medios de Comunicacion SA	293,153	901
	Lar Espana Real Estate Socimi SA	183,405	898
[1]	Prosegur Cash SA	1,197,502	873
*,3	Tecnicas Reunidas SA	128,578	854
*	Distribuidora Internacional de Alimentacion SA	56,097,194	754
*	Mediaset Espana Comunicacion SA	187,825	653
*,3	NH Hotel Group SA (XMAD)	69,008	242
*,2,3	Let's Gowex SA	31,105	—
			109,543
Sweden (4.0%)
	Axfood AB	390,568	12,400
	Saab AB Class B	329,391	11,915
	AddTech AB Class B	685,282	11,731
	AAK AB	610,497	10,671
	BillerudKorsnas AB	773,242	9,974
	Fabege AB	943,903	9,689
	Hexpol AB	903,021	9,419
	Avanza Bank Holding AB	459,901	8,874
*	Sectra AB Class B	482,844	8,864
	Hexatronic Group AB	702,225	8,519
	SSAB AB Class B	1,837,508	8,431
	Nordnet AB publ	613,642	8,243
*	Nordic Entertainment Group AB Class B	277,165	8,229
[1]	Dometic Group AB	1,200,059	8,138
	Wihlborgs Fastigheter AB	951,603	8,114
[1]	Bravida Holding AB	765,480	7,752
	Loomis AB Class B	272,567	7,686
	Storskogen Group AB Class B	5,274,347	7,016
	AddLife AB Class B	401,947	6,925
	SSAB AB Class A	1,425,623	6,899
	Wallenstam AB Class B	1,206,911	6,152
	Nyfosa AB	651,785	6,085
	Intrum AB	277,161	5,920
	AFRY AB	364,167	5,561
	Biotage AB	252,208	5,548
	Bure Equity AB	204,475	5,443
	Hufvudstaden AB Class A	383,757	5,297
	Electrolux Professional AB Class B	845,298	5,169
*	Pandox AB Class B	344,958	5,059
	JM AB	265,107	4,920
	HMS Networks AB	102,273	4,875
	Catena AB	104,995	4,811
	Peab AB Class B	695,426	4,745

		Shares	Market Value ($000)
	Arjo AB Class B	835,600	4,590
*	Truecaller AB Class B	560,543	4,396
	Mips AB	81,850	4,379
*	Stillfront Group AB	1,665,717	4,365
	Lindab International AB	246,208	4,309
	AddNode Group AB	407,328	4,242
	Modern Times Group MTG AB Shares B	405,242	4,195
	Instalco AB	845,453	4,185
	Vitec Software Group AB Class B	90,602	4,177
	Nolato AB Class B	683,169	4,111
	Ratos AB Class B	765,187	3,833
	Bilia AB Class A	269,503	3,808
	Mycronic AB	254,948	3,750
	Granges AB	399,072	3,700
	NCC AB Class B	346,398	3,597
	Medicover AB Class B	212,628	3,205
	Corem Property Group AB Class B	2,375,834	3,195
	Bufab AB	103,962	3,137
	Cibus Nordic Real Estate AB	171,978	3,083
	Betsson AB Class B	445,588	3,080
	Beijer Alma AB	151,600	3,044
	Hemnet Group AB	198,062	3,002
	Concentric AB	138,968	2,977
*	Sdiptech AB Class B	103,669	2,891
*	Cint Group AB	399,224	2,818
[1]	Munters Group AB	357,708	2,668
	Troax Group AB	118,542	2,520
	Atrium Ljungberg AB Class B	166,254	2,472
	NP3 Fastigheter AB	96,897	2,422
	Dios Fastigheter AB	303,887	2,402
	SkiStar AB	144,107	2,237
	INVISIO AB	114,736	1,873
*,1,3	Scandic Hotels Group AB	455,948	1,867
	Clas Ohlson AB Class B	151,490	1,718
	Platzer Fastigheter Holding AB Class B	197,599	1,694
	Mekonomen AB	139,329	1,638
*	Cary Group AB	258,367	1,617
	Cloetta AB Class B	780,193	1,562
*	Systemair AB	251,404	1,522
*	Camurus AB	66,363	1,508
*,1,3	Boozt AB	209,141	1,473
	Fagerhult AB	269,618	1,467
	Nobia AB	473,587	1,376
*	Hansa Biopharma AB	170,742	1,371
	Bonava AB Class B	358,403	1,343
[1]	Resurs Holding AB	560,084	1,308
	Investment AB Oresund	109,365	1,200
	Corem Property Group AB Preference Shares	42,814	1,194
*,1	Attendo AB	445,597	1,085
	Volati AB	76,267	1,079
*	Collector AB	278,993	969
*,3	BICO Group AB Class B	185,965	739
*	VNV Global AB	118,047	333
	NCC AB Class A	15,132	173
*,1	Oncopeptides AB	38,591	135
[1]	Thule Group AB	2,874	83
	Vitrolife AB	889	29
[3]	Samhallsbyggnadsbolaget i Norden AB	7,939	15

		Shares	Market Value ($000)
*,2	Ow Bunker A/S	24,023	—
			386,235
Switzerland (2.8%)
[1]	Galenica AG	176,318	13,959
	Siegfried Holding AG (Registered)	14,921	11,042
	Bucher Industries AG (Registered)	23,162	8,893
	Allreal Holding AG (Registered)	52,379	8,666
*	Dufry AG (Registered)	227,321	8,559
	Bachem Holding AG Class B	116,134	7,831
	Cembra Money Bank AG	105,274	7,653
	Vontobel Holding AG (Registered)	102,695	6,755
	SFS Group AG	61,020	6,707
	Mobimo Holding AG (Registered)	25,817	6,647
	Daetwyler Holding AG (Bearer)	26,950	6,569
	Landis+Gyr Group AG	94,715	6,252
	Inficon Holding AG (Registered)	7,406	6,181
[3]	Stadler Rail AG	186,776	6,049
*	Meyer Burger Technology AG	9,682,617	5,757
*,3	Idorsia Ltd.	469,900	5,747
	Huber + Suhner AG (Registered)	63,603	5,727
	Softwareone Holding AG	398,383	5,422
	Interroll Holding AG (Registered)	2,008	5,299
	Valiant Holding AG (Registered)	57,551	5,185
	Comet Holding AG (Registered)	28,084	5,180
	dormakaba Holding AG	10,849	5,168
	OC Oerlikon Corp. AG (Registered)	660,686	5,113
	Burckhardt Compression Holding AG	11,212	5,065
	Forbo Holding AG (Registered)	3,562	4,783
	St. Galler Kantonalbank AG (Registered)	9,887	4,710
	Kardex Holding AG (Registered)	22,636	4,539
	Sulzer AG (Registered)	62,094	4,163
	Schweiter Technologies AG (Bearer)	3,587	4,069
*	Aryzta AG	3,543,111	4,049
*	Dottikon Es Holding AG (Registered)	16,405	4,031
*,1	Sensirion Holding AG	34,625	4,018
	VZ Holding AG	48,975	4,006
	Valora Holding AG (Registered)	14,110	3,857
	Swissquote Group Holding SA (Registered)	31,535	3,834
	Komax Holding AG (Registered)	13,471	3,654
	Bystronic AG	4,844	3,584
	LEM Holding SA (Registered)	1,707	3,392
	Intershop Holding AG	4,376	2,942
	u-blox Holding AG	24,536	2,872
[1]	PolyPeptide Group AG	56,543	2,683
	Zehnder Group AG	40,268	2,600
	Bobst Group SA (Registered)	28,160	2,323
	EFG International AG	286,125	2,228
*,3	Basilea Pharmaceutica AG (Registered)	46,358	2,148
	Leonteq AG	35,710	2,129
	Arbonia AG	147,091	2,092
[1]	Medacta Group SA	21,071	2,086
	Bossard Holding AG (Registered) Class A	9,284	2,069
	SKAN Group AG	35,278	1,997
	Bell Food Group AG (Registered)	7,287	1,950
	COSMO Pharmaceuticals NV	36,242	1,945
[1]	Medmix AG	83,833	1,900
	ALSO Holding AG (Registered)	9,962	1,847
	Ypsomed Holding AG (Registered)	11,442	1,624

		Shares	Market Value ($000)
	Vetropack Holding AG Class A (Registered)	40,762	1,620
*,1	Medartis Holding AG	16,684	1,486
*,1	Montana Aerospace AG	70,110	1,397
*	Implenia AG (Registered)	50,667	1,340
	Autoneum Holding AG	10,444	1,211
	Hiag Immobilien Holding AG	13,143	1,182
	Rieter Holding AG (Registered)	9,566	1,086
	Ascom Holding AG (Registered)	118,290	922
*	Swiss Steel Holding AG	2,492,596	702
	VP Bank AG Class A	6,295	548
	APG SGA SA	2,787	533
	Emmi AG (Registered)	54	54
			271,631
Taiwan (7.1%)
*	Tatung Co. Ltd.	8,055,584	9,400
	WPG Holdings Ltd.	5,399,137	9,071
	Chroma ATE Inc.	1,446,040	8,349
	Lien Hwa Industrial Holdings Corp.	3,726,363	7,478
	Macronix International Co. Ltd.	6,579,386	7,214
	Sinbon Electronics Co. Ltd.	746,066	6,929
	Merida Industry Co. Ltd.	888,055	6,857
	TA Chen Stainless Pipe	5,723,072	6,710
	Compeq Manufacturing Co. Ltd.	3,953,471	6,479
	Elite Material Co. Ltd.	1,100,519	6,162
	Tripod Technology Corp.	1,784,327	6,122
	Lotes Co. Ltd.	258,703	6,069
	Highwealth Construction Corp.	3,850,375	5,842
	Phison Electronics Corp.	594,962	5,836
	Alchip Technologies Ltd.	244,000	5,799
	Simplo Technology Co. Ltd.	654,631	5,786
	Gigabyte Technology Co. Ltd.	1,825,271	5,640
	Bizlink Holding Inc.	519,651	5,605
	Global Unichip Corp.	326,649	5,558
	King Yuan Electronics Co. Ltd.	4,034,963	5,323
	Taichung Commercial Bank Co. Ltd.	11,372,120	5,064
	Radiant Opto-Electronics Corp.	1,578,147	4,939
	IBF Financial Holdings Co. Ltd.	10,221,876	4,824
	China Petrochemical Development Corp.	14,039,620	4,806
	Qisda Corp.	4,931,000	4,726
	Yulon Finance Corp.	760,488	4,554
	Kinsus Interconnect Technology Corp.	979,282	4,492
	Ruentex Industries Ltd.	2,057,844	4,262
	Wisdom Marine Lines Co. Ltd.	1,811,241	4,158
	Jentech Precision Industrial Co. Ltd.	314,698	4,132
	International Games System Co. Ltd.	346,426	4,106
	Faraday Technology Corp.	763,000	4,025
	King's Town Bank Co. Ltd.	3,419,193	3,988
*	Medigen Vaccine Biologics Corp.	573,605	3,946
	Chipbond Technology Corp.	2,146,852	3,935
	Tong Hsing Electronic Industries Ltd.	595,572	3,915
	Tung Ho Steel Enterprise Corp.	2,252,350	3,908
	YFY Inc.	4,839,000	3,904
	Great Wall Enterprise Co. Ltd.	2,373,035	3,883
	Poya International Co. Ltd.	305,547	3,835
	Episil Technologies Inc.	1,111,101	3,823
	Makalot Industrial Co. Ltd.	801,795	3,800
	Asia Vital Components Co. Ltd.	946,337	3,754
	Elan Microelectronics Corp.	1,024,545	3,731

		Shares	Market Value ($000)
	CTCI Corp.	2,478,667	3,684
*	United Renewable Energy Co. Ltd.	4,835,129	3,571
	King Slide Works Co. Ltd.	233,675	3,560
	Gold Circuit Electronics Ltd.	1,296,280	3,545
	FLEXium Interconnect Inc.	1,155,140	3,511
	ITEQ Corp.	1,467,870	3,496
*	Nan Kang Rubber Tire Co. Ltd.	2,585,107	3,419
	Shinkong Synthetic Fibers Corp.	5,611,416	3,413
	Microbio Co. Ltd.	1,749,309	3,403
	WT Microelectronics Co. Ltd.	1,434,377	3,323
	AP Memory Technology Corp.	486,154	3,298
	Goldsun Building Materials Co. Ltd.	3,975,402	3,292
	Taiwan Surface Mounting Technology Corp.	1,125,530	3,271
	Wafer Works Corp.	2,025,363	3,235
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,630,625	3,183
	Feng Hsin Steel Co. Ltd.	1,427,000	3,160
	Cheng Loong Corp.	3,460,920	3,136
	Pan Jit International Inc.	1,423,000	3,124
	Via Technologies Inc.	1,262,000	3,114
	Mitac Holdings Corp.	3,232,617	3,053
	Kenda Rubber Industrial Co. Ltd.	2,354,000	3,035
	Fusheng Precision Co. Ltd.	490,000	3,020
	Tong Yang Industry Co. Ltd.	1,778,919	2,992
	TXC Corp.	1,016,877	2,984
	Topco Scientific Co. Ltd.	559,793	2,893
	HannStar Display Corp.	8,725,810	2,863
	United Integrated Services Co. Ltd.	557,200	2,857
	Sanyang Motor Co. Ltd.	2,186,037	2,795
	Primax Electronics Ltd.	1,185,000	2,774
	XinTec Inc.	635,000	2,751
	Hota Industrial Manufacturing Co. Ltd.	994,317	2,719
	Coretronic Corp.	1,501,000	2,704
	Wistron NeWeb Corp.	1,044,495	2,622
	Fitipower Integrated Technology Inc.	548,226	2,618
	Huaku Development Co. Ltd.	851,499	2,551
	Chung Hung Steel Corp.	3,011,000	2,551
	ChipMOS Technologies Inc.	2,118,494	2,516
	Arcadyan Technology Corp.	600,737	2,504
	Sercomm Corp.	820,000	2,491
	Tainan Spinning Co. Ltd.	4,104,674	2,472
	Sigurd Microelectronics Corp.	1,467,822	2,457
	Standard Foods Taiwan Ltd.	1,709,708	2,446
	Far Eastern Department Stores Ltd.	3,855,043	2,442
	Ardentec Corp.	1,768,851	2,441
	Elite Semiconductor Microelectronics Technology Inc.	876,000	2,412
*	Yieh Phui Enterprise Co. Ltd.	4,406,910	2,411
	Center Laboratories Inc.	1,209,163	2,368
	Nuvoton Technology Corp.	585,000	2,360
	Solar Applied Materials Technology Corp.	1,857,691	2,304
*	RDC Semiconductor Co. Ltd.	195,000	2,296
	Taiwan Hon Chuan Enterprise Co. Ltd.	925,401	2,293
	USI Corp.	2,988,784	2,290
	Fulgent Sun International Holding Co. Ltd.	401,270	2,288
	SDI Corp.	560,000	2,279
	Charoen Pokphand Enterprise	864,000	2,268
	TSRC Corp.	2,615,046	2,266
	Greatek Electronics Inc.	1,092,000	2,263
	Farglory Land Development Co. Ltd.	1,065,854	2,245

		Shares	Market Value ($000)
	Pegavision Corp.	146,000	2,242
	Taiwan Semiconductor Co. Ltd.	823,000	2,226
	China Steel Chemical Corp.	568,853	2,223
	Clevo Co.	2,097,944	2,221
	Kinpo Electronics	5,113,196	2,211
*	EirGenix Inc.	726,855	2,177
	TCI Co. Ltd.	437,067	2,108
	Kinik Co.	396,000	2,095
	International CSRC Investment Holdings Co.	3,049,997	2,089
	Getac Holdings Corp.	1,303,000	2,053
	Everlight Electronics Co. Ltd.	1,446,725	2,018
	Grand Pacific Petrochemical	3,033,928	2,016
	Wah Lee Industrial Corp.	673,500	1,980
	Grape King Bio Ltd.	445,000	1,970
	General Interface Solution Holding Ltd.	752,000	1,969
	Century Iron & Steel Industrial Co. Ltd.	574,000	1,963
	TTY Biopharm Co. Ltd.	828,987	1,960
	Shiny Chemical Industrial Co. Ltd.	388,250	1,956
	OptoTech Corp.	1,399,406	1,937
	Merry Electronics Co. Ltd.	713,307	1,930
	O-Bank Co. Ltd.	7,046,000	1,926
	Universal Vision Biotechnology Co. Ltd.	175,000	1,922
	Nantex Industry Co. Ltd.	1,337,000	1,918
	Sitronix Technology Corp.	337,282	1,898
	Hotai Finance Co. Ltd.	545,000	1,881
	Adimmune Corp.	1,375,343	1,850
	President Securities Corp.	3,513,526	1,844
	Taiwan Paiho Ltd.	893,183	1,824
	Foxsemicon Integrated Technology Inc.	274,400	1,813
	Supreme Electronics Co. Ltd.	1,436,250	1,785
	FocalTech Systems Co. Ltd.	706,258	1,763
	Chong Hong Construction Co. Ltd.	719,493	1,744
	Taiwan Mask Corp.	684,540	1,740
	Sporton International Inc.	247,159	1,693
	Continental Holdings Corp.	1,732,000	1,691
*	TSEC Corp.	1,473,471	1,688
	Chicony Power Technology Co. Ltd.	689,000	1,683
	Prince Housing & Development Corp.	4,334,183	1,675
	Chang Wah Electromaterials Inc.	1,501,000	1,669
	ADATA Technology Co. Ltd.	847,915	1,660
	UPC Technology Corp.	3,211,065	1,632
	Ennoconn Corp.	225,432	1,631
	Gudeng Precision Industrial Co. Ltd.	198,511	1,629
	Taiwan Cogeneration Corp.	1,305,903	1,626
	Evergreen International Storage & Transport Corp.	1,648,502	1,614
	Oriental Union Chemical Corp.	2,704,000	1,574
	Cleanaway Co. Ltd.	268,000	1,561
	Pan-International Industrial Corp.	1,314,595	1,560
*	Shihlin Paper Corp.	825,578	1,554
	Visual Photonics Epitaxy Co. Ltd.	627,455	1,550
	Holtek Semiconductor Inc.	570,279	1,540
	Taiwan Union Technology Corp.	878,000	1,535
	Cheng Uei Precision Industry Co. Ltd.	1,404,000	1,529
	Ta Ya Electric Wire & Cable	1,911,294	1,526
	LandMark Optoelectronics Corp.	293,600	1,525
	Asia Optical Co. Inc.	723,000	1,522
*	Etron Technology Inc.	879,524	1,520
	Lotus Pharmaceutical Co. Ltd.	318,000	1,512

		Shares	Market Value ($000)
	Holy Stone Enterprise Co. Ltd.	490,769	1,501
	Longchen Paper & Packaging Co. Ltd.	2,878,868	1,494
	Shin Zu Shing Co. Ltd.	550,224	1,490
	Sunny Friend Environmental Technology Co. Ltd.	239,000	1,473
	BES Engineering Corp.	4,974,468	1,470
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,453
	Test Research Inc.	705,371	1,452
	RichWave Technology Corp.	303,200	1,444
	Silicon Integrated Systems Corp.	2,150,462	1,435
	AcBel Polytech Inc.	1,329,000	1,430
	AURAS Technology Co. Ltd.	240,000	1,423
	Ton Yi Industrial Corp.	2,580,000	1,416
	Sunplus Technology Co. Ltd.	1,445,000	1,411
	Taiwan Sakura Corp.	661,000	1,397
	St. Shine Optical Co. Ltd.	156,419	1,372
	Kindom Development Co. Ltd.	1,354,900	1,361
	Formosa International Hotels Corp.	235,841	1,356
	Systex Corp.	551,000	1,354
	Flytech Technology Co. Ltd.	447,845	1,350
*	Taiwan TEA Corp.	2,108,293	1,349
	Apex International Co. Ltd.	656,000	1,346
	TaiDoc Technology Corp.	205,000	1,337
*	TaiMed Biologics Inc.	698,000	1,336
	Thinking Electronic Industrial Co. Ltd.	285,000	1,334
	Gloria Material Technology Corp.	1,279,023	1,334
	Tung Thih Electronic Co. Ltd.	260,000	1,311
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,308
	Depo Auto Parts Ind Co. Ltd.	531,313	1,292
	China General Plastics Corp.	1,520,717	1,282
	Hu Lane Associate Inc.	251,500	1,275
	Career Technology MFG. Co. Ltd.	1,659,584	1,264
	Innodisk Corp.	223,556	1,263
	Andes Technology Corp.	141,000	1,259
	Pixart Imaging Inc.	412,920	1,245
	YC INOX Co. Ltd.	1,213,750	1,244
	Chang Wah Technology Co. Ltd.	476,000	1,236
*	First Steamship Co. Ltd.	3,746,850	1,217
	CyberTAN Technology Inc.	1,181,571	1,207
	Gourmet Master Co. Ltd.	340,789	1,206
	Jih Sun Financial Holdings Co. Ltd.	3,150,235	1,205
	Chlitina Holding Ltd.	192,750	1,190
*	Phihong Technology Co. Ltd.	947,618	1,188
	Advanced Ceramic X Corp.	190,000	1,187
*	Unitech Printed Circuit Board Corp.	2,075,672	1,185
	Asia Polymer Corp.	1,359,151	1,181
	TPK Holding Co. Ltd.	1,023,000	1,176
	Actron Technology Corp.	206,000	1,172
	Sampo Corp.	1,329,048	1,165
	Genesys Logic Inc.	286,000	1,151
	Unizyx Holding Corp.	1,102,000	1,150
	Mercuries & Associates Holding Ltd.	1,935,612	1,150
	Posiflex Technology Inc.	253,822	1,142
	Hung Sheng Construction Ltd.	1,385,620	1,138
	China Man-Made Fiber Corp.	4,370,384	1,136
	Advanced Wireless Semiconductor Co.	467,192	1,128
	Sinyi Realty Inc.	1,104,465	1,127
	Gemtek Technology Corp.	1,108,115	1,126
	Marketech International Corp.	292,000	1,114

		Shares	Market Value ($000)
	Xxentria Technology Materials Corp.	504,776	1,113
	Hsin Kuang Steel Co. Ltd.	939,569	1,112
	Cub Elecparts Inc.	233,609	1,108
	Acter Group Corp. Ltd.	172,481	1,101
	Aten International Co. Ltd.	440,260	1,094
	Chief Telecom Inc.	108,000	1,084
*	Mercuries Life Insurance Co. Ltd.	5,156,905	1,077
*	Lealea Enterprise Co. Ltd.	3,044,849	1,067
	D-Link Corp.	1,839,774	1,063
	Hannstar Board Corp.	976,438	1,060
	Dynapack International Technology Corp.	430,299	1,060
[3]	China Metal Products	1,076,515	1,059
	Chia Hsin Cement Corp.	1,726,000	1,055
	T3EX Global Holdings Corp.	366,000	1,054
	Global Mixed Mode Technology Inc.	212,199	1,050
	Elite Advanced Laser Corp.	746,607	1,050
	Motech Industries Inc.	1,048,339	1,049
	Chin-Poon Industrial Co. Ltd.	1,089,072	1,040
*	CSBC Corp. Taiwan	1,721,956	1,037
	Ho Tung Chemical Corp.	3,303,362	1,034
	Lung Yen Life Service Corp.	766,000	1,031
	Wei Chuan Foods Corp.	1,508,835	1,024
	Topkey Corp.	208,000	1,024
	Adlink Technology Inc.	546,127	1,022
	Taiwan PCB Techvest Co. Ltd.	821,102	1,018
*	Ambassador Hotel	924,000	1,017
	Orient Semiconductor Electronics Ltd.	1,830,197	1,009
	PharmaEngine Inc.	304,102	1,008
*	Weltrend Semiconductor	553,753	999
	VIA Labs Inc.	123,000	994
	KMC Kuei Meng International Inc.	188,000	993
	ITE Technology Inc.	432,418	991
	Amazing Microelectronic Corp.	250,000	983
	Sonix Technology Co. Ltd.	505,000	981
	Co-Tech Development Corp.	690,000	979
	Nichidenbo Corp.	606,000	972
	Swancor Holding Co. Ltd.	263,000	969
	Federal Corp.	1,494,505	969
	Kung Long Batteries Industrial Co. Ltd.	207,000	965
	Ultra Chip Inc.	229,000	957
	YungShin Global Holding Corp.	700,697	956
	Namchow Holdings Co. Ltd.	631,000	953
	Anpec Electronics Corp.	222,000	935
	Everlight Chemical Industrial Corp.	1,390,649	932
	Firich Enterprises Co. Ltd.	880,878	926
	Gamania Digital Entertainment Co. Ltd.	464,000	920
	CMC Magnetics Corp.	3,658,254	920
	Bank of Kaohsiung Co. Ltd.	2,048,426	912
	Huang Hsiang Construction Corp.	631,051	912
	Dimerco Express Corp.	358,792	896
	AmTRAN Technology Co. Ltd.	2,148,168	876
	Sincere Navigation Corp.	1,094,970	873
	Soft-World International Corp.	351,520	870
	Advanced International Multitech Co. Ltd.	314,000	862
*	Gigastorage Corp.	1,158,742	857
	Chunghwa Precision Test Tech Co. Ltd.	56,000	856
	Sensortek Technology Corp.	92,000	854
	Wowprime Corp.	206,761	853

		Shares	Market Value ($000)
	Darfon Electronics Corp.	633,000	851
	Altek Corp.	661,250	835
	Syncmold Enterprise Corp.	394,750	819
	Global Brands Manufacture Ltd.	819,361	815
	Formosan Rubber Group Inc.	1,173,089	815
	Taiflex Scientific Co. Ltd.	588,594	810
	IEI Integration Corp.	439,716	805
	Kaimei Electronic Corp.	431,000	802
	91APP Inc.	228,555	802
	Zeng Hsing Industrial Co. Ltd.	176,000	789
	Sunonwealth Electric Machine Industry Co. Ltd.	603,000	783
	Rich Development Co. Ltd.	2,645,000	777
	Chung Hwa Pulp Corp.	1,328,135	754
	ASROCK Inc.	219,000	738
	Bioteque Corp.	207,000	729
	Fittech Co. Ltd.	190,647	724
	Chun Yuan Steel Industry Co. Ltd.	1,358,000	715
	Kuo Yang Construction Co. Ltd.	1,099,000	713
	PChome Online Inc.	333,082	713
	Alpha Networks Inc.	677,599	710
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	702
	ScinoPharm Taiwan Ltd.	820,891	701
	Radium Life Tech Co. Ltd.	2,284,910	696
*	Lingsen Precision Industries Ltd.	1,209,000	688
*	Shining Building Business Co. Ltd.	2,176,675	671
*	Taiwan Styrene Monomer	1,435,579	666
	AGV Products Corp.	1,780,425	651
	KEE TAI Properties Co. Ltd.	1,468,740	650
	China Electric Manufacturing Corp.	1,008,980	647
*	Li Peng Enterprise Co. Ltd.	2,365,915	647
	Speed Tech Corp.	345,000	633
*	Tyntek Corp.	990,250	628
	Elitegroup Computer Systems Co. Ltd.	828,647	613
	Ability Enterprise Co. Ltd.	705,099	592
	China Chemical & Pharmaceutical Co. Ltd.	818,000	581
	Taiyen Biotech Co. Ltd.	511,877	579
	Quanta Storage Inc.	399,000	549
	Egis Technology Inc.	198,000	536
	HannsTouch Solution Inc.	1,703,329	535
	Dynamic Electronics Co. Ltd.	751,004	526
	Johnson Health Tech Co. Ltd.	276,283	518
*	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	508
	Rexon Industrial Corp. Ltd.	452,000	500
	TYC Brother Industrial Co. Ltd.	467,710	496
*	Medigen Biotechnology Corp.	355,680	490
*	Ritek Corp.	1,890,048	469
	Savior Lifetec Corp.	865,728	468
*	Darwin Precisions Corp.	1,331,000	454
*	Li Cheng Enterprise Co. Ltd.	426,892	446
	L&K Engineering Co. Ltd.	430,000	440
	Kuo Toong International Co. Ltd.	683,662	438
	Hong Pu Real Estate Development Co. Ltd.	587,195	421
	Machvision Inc.	88,157	420
	Rechi Precision Co. Ltd.	735,668	417
	Nan Liu Enterprise Co. Ltd.	148,000	402
	Infortrend Technology Inc.	786,885	396
*	ALI Corp.	475,281	393
*	Brogent Technologies Inc.	96,293	392

		Shares	Market Value ($000)
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	390
	Test Rite International Co. Ltd.	533,055	387
	CHC Healthcare Group	313,727	384
	Dyaco International Inc.	293,000	377
	WUS Printed Circuit Co. Ltd.	396,555	368
	Senao International Co. Ltd.	349,000	363
	FSP Technology Inc.	297,428	361
	Gigasolar Materials Corp.	71,600	356
	Cyberlink Corp.	116,076	349
	Ichia Technologies Inc.	717,000	346
	Nidec Chaun-Choung Technology Corp.	97,000	339
	Basso Industry Corp.	239,000	336
	Toung Loong Textile Manufacturing	349,000	331
	Iron Force Industrial Co. Ltd.	149,000	314
	GeneReach Biotechnology Corp.	118,097	314
	Sheng Yu Steel Co. Ltd.	402,000	309
	TA-I Technology Co. Ltd.	202,500	297
	Jess-Link Products Co. Ltd.	246,100	297
*	Newmax Technology Co. Ltd.	265,000	269
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	268
	Globe Union Industrial Corp.	620,675	251
*	Zinwell Corp.	425,099	245
*,2	Pharmally International Holding Co. Ltd.	126,271	239
*	Roo Hsing Co. Ltd.	2,084,000	203
*,2	Unity Opto Technology Co. Ltd.	1,203,000	166
	Run Long Construction Co. Ltd.	56,904	126
*,2	Taiwan Land Development Corp.	159,840	14
*,2	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,2	E Ton Solar Tech Co. Ltd.	206,307	—
*,2	Xpec Entertainment Inc.	125,457	—
			677,752
Thailand (1.5%)
	Thonburi Healthcare Group PCL	3,333,100	5,887
[3]	KCE Electronics PCL	2,813,900	4,884
	JMT Network Services PCL Class F	2,314,823	4,737
	Tisco Financial Group PCL	1,724,250	4,166
[3]	CPN Retail Growth Leasehold REIT	7,779,800	4,007
	Kiatnakin Bank PCL	2,148,405	3,884
	Ngern Tid Lor PCL	4,520,684	3,528
	Com7 PCL Class F	4,061,900	3,416
*	Jasmine Technology Solution PCL	1,268,400	3,382
	Jasmine Broadband Internet Infrastructure Fund Class F	13,787,163	3,313
	Bangchak Corp. PCL	3,999,800	3,245
	Singer Thailand PCL	2,687,900	3,083
[3]	Siam Global House PCL	5,617,946	2,894
	Bangkok Commercial Asset Management PCL (XBKK)	5,831,100	2,699
	Jay Mart PCL	2,029,000	2,664
[3]	Hana Microelectronics PCL	2,092,546	2,643
[3]	Thanachart Capital PCL	2,510,295	2,593
*,3	Central Plaza Hotel PCL	2,097,090	2,414
	Dhipaya Group Holdings PCL	1,458,100	2,327
	Gunkul Engineering PCL	15,533,983	2,289
	WHA Corp. PCL	26,297,392	2,158
[3]	CH Karnchang PCL	3,566,800	2,079
	Supalai PCL	3,787,950	2,004
[3]	VGI PCL	16,396,261	1,958
[3]	Bangkok Chain Hospital PCL	3,426,148	1,898
[3]	CK Power PCL	12,720,931	1,859

		Shares	Market Value ($000)
	Chularat Hospital PCL Class F	17,012,960	1,732
	Star Petroleum Refining PCL	5,131,800	1,653
	Thailand Future Fund	7,495,000	1,604
	AP Thailand PCL	5,909,656	1,575
	Sri Trang Agro-Industry PCL	2,654,023	1,572
	Dohome PCL (XBKK)	3,537,000	1,564
	AEON Thana Sinsap Thailand PCL	343,700	1,560
[3]	Sino-Thai Engineering & Construction PCL	4,585,415	1,516
*	STARK Corp. PCL	12,454,200	1,477
	Amata Corp. PCL	2,986,197	1,469
	TPI Polene PCL	33,191,600	1,430
[3]	TOA Paint Thailand PCL	1,868,000	1,398
[3]	Thoresen Thai Agencies PCL	5,739,841	1,383
[3]	Sansiri PCL	49,265,600	1,350
[3]	Mega Lifesciences PCL (XBKK)	985,500	1,320
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,307
	Quality Houses PCL	22,402,133	1,305
[3]	TTW PCL	4,580,300	1,293
[3]	Thai Vegetable Oil PCL	1,559,100	1,291
	BEC World PCL	3,505,700	1,206
	TQM Corp. PCL	977,300	1,202
*	Esso Thailand PCL	4,079,600	1,192
	Thaifoods Group PCL Class F	7,088,700	1,100
*,3	Jasmine International PCL	15,223,288	1,099
	Tipco Asphalt PCL	2,394,300	1,044
	Major Cineplex Group PCL	1,764,044	994
[3]	Bangkok Land PCL	35,181,700	983
[3]	Banpu Power PCL	2,314,100	952
[3]	IMPACT Growth REIT	2,387,700	941
*	Plan B Media Pcl Class F	5,705,972	939
	Kerry Express Thailand PCL	1,519,400	936
	GFPT PCL	2,027,500	870
	Super Energy Corp. PCL	44,967,100	870
[3]	Ratchthani Leasing PCL	7,699,250	859
[3]	TPI Polene Power PCL	8,314,100	839
[3]	PTG Energy PCL	1,999,907	786
[3]	MK Restaurants Group PCL	560,100	782
*,3	Central Plaza Hotel PCL NVDR	670,400	773
[3]	Pruksa Holding PCL	2,202,900	747
*	Bangkok Airways PCL	2,850,900	743
[3]	BCPG PCL	2,569,637	718
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,786,000	673
	SPCG PCL	1,561,900	669
*,3	Italian-Thai Development PCL	11,390,210	635
*	MBK PCL	1,464,876	630
	Precious Shipping PCL	1,234,000	609
[3]	LPN Development PCL	5,027,811	603
	Thaicom PCL	2,413,540	581
	AP Thailand PCL NVDR	2,127,300	567
	Tisco Financial Group PCL NDVR	225,450	545
[3]	Workpoint Entertainment PCL	1,010,000	532
*,3	U City PCL Class F	15,504,548	492
	Origin Property PCL Class F	1,778,650	488
	Taokaenoi Food & Marketing PCL Class F	2,339,100	458
	Precious Shipping pcl NVDR	686,000	339
*,3	Samart Corp. PCL	1,963,421	311
	VGI PCL NVDR	2,351,570	281
*,2	Thai Airways International PCL	3,045,000	275

		Shares	Market Value ($000)
	Supalai pcl NVDR	518,650	274
	Pruksa Real Estate PCL	1,063,290	269
*	Unique Engineering & Construction PCL	1,936,200	253
	Mega Lifesciences pcl	164,300	220
	Dohome PCL	484,000	214
	Sino-Thai Engineering & Construction PCL NVDR	423,000	140
	TTW PCL NVDR	490,400	138
*,3	Italian-Thai Development PCL NVDR	2,448,500	137
	IMPACT Growth REIT (XBKK)	230,415	91
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	4,948,352	22
*	VGI PCL Warrants Exp. 5/23/27	542,670	2
			138,833
Turkey (0.5%)
	Aksa Enerji Uretim A/S Class B	1,820,403	3,070
*	Hektas Ticaret TAS	1,528,963	2,813
*	TAV Havalimanlari Holding A/S	638,367	2,006
	AG Anadolu Grubu Holding A/S	479,941	1,864
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	3,057,008	1,831
*	Penta Teknoloji Urunleri Dag	79,819	1,803
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,615,443	1,791
	Aksa Akrilik Kimya Sanayii A/S	419,965	1,381
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,036,616	1,219
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	307,538	1,216
*	Migros Ticaret A/S	378,739	1,187
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	687,803	1,092
*	Pegasus Hava Tasimaciligi A/S	116,342	1,089
	Sok Marketler Ticaret A/S	1,379,273	1,081
	Alarko Holding A/S	492,054	1,074
	Tekfen Holding A/S	666,042	949
[1]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	252,710	890
	Bera Holding A/S	1,039,541	856
	Dogan Sirketler Grubu Holding A/S	3,823,139	831
*	Oyak Cimento Fabrikalari A/S	1,113,841	786
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	916,215	712
	Nuh Cimento Sanayi A/S	200,738	656
*	Turkiye Halk Bankasi A/S	2,272,988	619
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,472,527	605
*	NET Holding A/S	949,838	594
*	Sekerbank Turk A/S	6,064,771	581
	Borusan Yatirim ve Pazarlama A/S	26,048	580
	Otokar Otomotiv Ve Savunma Sanayi A/S	21,473	575
	Turk Traktor ve Ziraat Makineleri A/S	37,913	504
	Aygaz A/S	237,706	494
	Tat Gida Sanayi A/S	479,856	493
*,1	MLP Saglik Hizmetleri A/S	211,529	485
*	Turkiye Sinai Kalkinma Bankasi A/S	3,253,811	481
	Logo Yazilim Sanayi Ve Ticaret A/S	182,908	468
	Dogus Otomotiv Servis ve Ticaret A/S	97,290	461
	Is Yatirim Menkul Degerler A/S	374,049	439
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	900,632	427
	Kordsa Teknik Tekstil A/S	156,422	423
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	459,771	403
	EGE Endustri VE Ticaret A/S	3,085	368
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	429,215	340
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	309
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	698,115	306
	Cimsa Cimento Sanayi VE Ticaret A/S	132,732	288
	Kervan Gida Sanayi Ve Ticaret A/S	486,356	277

		Shares	Market Value ($000)
	Vestel Elektronik Sanayi ve Ticaret A/S	201,985	272
	Kartonsan Karton Sanayi ve Ticaret A/S	59,898	254
*	Ulker Biskuvi Sanayi A/S	302,416	249
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	302,098	249
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	107,400	225
	Akcansa Cimento A/S	140,513	192
*	Konya Cimento Sanayii A/S	2,641	166
*	Is Finansal Kiralama A/S	769,793	162
*	Zorlu Enerji Elektrik Uretim A/S	1,336,547	156
	Polisan Holding A/S	494,343	155
	Aksigorta A/S	623,878	96
*	Albaraka Turk Katilim Bankasi A/S	605,898	46
*,2	Asya Katilim Bankasi A/S	975,452	—
			42,939
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,280,261	3,621
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,430,621	2,448
*	RAK Properties PJSC	3,464,889	655
*,2	Arabtec Holding PJSC	2,033,180	293
*,2	Drake & Scull International PJSC	1,238,097	125
			7,142
United Kingdom (10.0%)
	UNITE Group plc	1,164,072	16,597
	Tritax Big Box REIT plc	6,796,236	16,351
	Man Group plc	4,708,979	15,666
	Spectris plc	400,661	15,239
	Diploma plc	442,342	14,855
	Beazley plc	2,166,511	14,349
	IG Group Holdings plc	1,442,558	13,996
	Drax Group plc	1,451,880	13,927
	Inchcape plc	1,352,499	13,843
	Investec plc	2,395,748	12,960
	Endeavour Mining plc	658,419	12,850
*	Marks & Spencer Group plc	7,127,069	12,356
	Games Workshop Group plc	119,194	11,281
	Ultra Electronics Holdings plc	255,775	10,923
	Big Yellow Group plc	607,029	10,530
	Safestore Holdings plc	750,573	10,451
	LondonMetric Property plc	3,405,155	10,406
	Britvic plc	974,440	10,238
	LXI REIT plc	5,474,227	9,916
	Rotork plc	3,119,836	9,900
	Serco Group plc	4,299,854	9,893
	Grainger plc	2,669,532	9,648
	Harbour Energy plc	2,137,544	9,558
	QinetiQ Group plc	2,047,136	9,534
	Future plc	420,360	9,418
*	Oxford Nanopore Technologies plc	2,340,611	9,142
*,1	Watches of Switzerland Group plc	838,658	9,091
	Greggs plc	363,870	9,072
	Vistry Group plc	801,322	9,033
*	SSP Group plc	2,854,710	8,877
	Hays plc	5,656,824	8,826
	OSB Group plc	1,371,926	8,813
	Computacenter plc	275,099	8,720
	Assura plc	10,405,592	8,720
	Primary Health Properties plc	4,769,149	8,580

		Shares	Market Value ($000)
*	Indivior plc	2,189,272	8,574
*	Mediclinic International plc	1,426,856	8,443
	Genus plc	240,910	8,344
	Grafton Group plc	796,654	8,240
*,1	Trainline plc	1,676,438	8,116
*	WH Smith plc	458,581	8,094
	Virgin Money UK plc	4,519,692	7,883
	Balfour Beatty plc	2,301,344	7,875
	Cranswick plc	189,255	7,717
	Softcat plc	450,499	7,686
	Spirent Communications plc	2,204,759	7,584
	Close Brothers Group plc	539,095	7,287
	Victrex plc	299,918	7,064
	Savills plc	484,391	7,062
	Plus500 Ltd.	347,389	7,050
*	Frasers Group plc	642,150	7,026
	Great Portland Estates plc	924,091	6,995
	Pets at Home Group plc	1,734,962	6,961
*	Energean plc	496,049	6,960
	Euromoney Institutional Investor plc	387,268	6,857
	Brewin Dolphin Holdings plc	1,062,187	6,640
	Telecom Plus plc	238,803	6,564
*,1	Countryside Partnerships plc	1,845,367	6,541
*	Playtech plc	1,088,310	6,521
[1]	Quilter plc	4,942,787	6,333
	Pagegroup plc	1,137,443	6,331
*	Sanne Group plc	557,306	6,245
	Shaftesbury plc	1,011,913	6,209
*	IWG plc	2,583,451	6,059
	Paragon Banking Group plc	924,914	6,039
	Redrow plc	828,848	5,860
*	Darktrace plc	1,259,151	5,782
	Domino's Pizza Group plc	1,618,913	5,642
*	Ascential plc	1,564,369	5,593
	Oxford Instruments plc	193,784	5,378
*	Carnival plc	664,029	5,354
	Marshalls plc	832,026	5,023
	Bodycote plc	682,253	4,991
*	John Wood Group plc	2,560,630	4,908
[3]	Hammerson plc	16,068,638	4,906
	Rathbones Group plc	220,268	4,863
*	Helios Towers plc	2,764,617	4,861
	Capital & Counties Properties plc	2,675,199	4,847
	Lancashire Holdings Ltd.	874,464	4,764
	Coats Group plc	5,234,162	4,734
	Moneysupermarket.com Group plc	1,900,164	4,730
	Mitie Group plc	4,919,253	4,701
	Hill & Smith Holdings plc	289,231	4,649
	Sirius Real Estate Ltd.	3,881,295	4,518
	Micro Focus International plc	1,267,659	4,416
	Firstgroup plc	2,657,104	4,340
	Genuit Group plc	836,247	4,331
	Chemring Group plc	1,022,662	4,328
	Ashmore Group plc	1,640,507	4,323
*	National Express Group plc	1,918,192	4,298
[1]	JTC plc	472,136	4,293
	Dunelm Group plc	410,267	4,266
*,1	Network International Holdings plc	1,697,267	4,185

		Shares	Market Value ($000)
	TP ICAP Group plc	2,807,334	4,075
	AJ Bell plc	1,055,752	4,062
	Morgan Advanced Materials plc	1,031,109	4,013
	Redde Northgate plc	892,664	3,999
	Centamin plc	3,952,395	3,996
*	Babcock International Group plc	926,018	3,873
*	Auction Technology Group plc	313,437	3,817
	Synthomer plc	1,332,000	3,800
	Clarkson plc	90,262	3,796
	Ninety One plc	1,523,782	3,795
	Workspace Group plc	519,129	3,731
	IP Group plc	3,523,104	3,711
	IntegraFin Holdings plc	1,108,044	3,697
	Kainos Group plc	216,645	3,611
	Premier Foods plc	2,532,023	3,595
	Morgan Sindall Group plc	144,423	3,581
[1]	Biffa plc	807,448	3,580
[1]	Ibstock plc	1,409,390	3,533
	FDM Group Holdings plc	311,482	3,513
	C&C Group plc	1,431,953	3,461
	Volution Group plc	674,476	3,450
*	Molten Ventures plc	587,059	3,424
	Hilton Food Group plc	250,456	3,375
	Vesuvius plc	754,963	3,307
	Essentra plc	1,089,325	3,288
	Just Group plc	3,710,897	3,233
*	Capricorn Energy plc	1,184,138	3,175
*,3	Tullow Oil plc	5,013,943	3,147
[1]	Bridgepoint Group plc (Registered)	977,816	3,055
	Liontrust Asset Management plc	236,045	2,999
*,1	Spire Healthcare Group plc	1,029,355	2,987
	Crest Nicholson Holdings plc	885,335	2,977
	Currys plc	3,634,110	2,971
[1]	Petershill Partners plc	1,035,171	2,954
	Rhi Magnesita NV	103,185	2,845
	BMO Commercial Property Trust Ltd.	1,913,433	2,796
*	Elementis plc	2,092,977	2,787
	NCC Group plc	1,019,718	2,785
*	Senior plc	1,525,936	2,698
*,1	Wizz Air Holdings plc	97,840	2,657
	Bytes Technology Group plc (XLON)	470,616	2,598
	Keller Group plc	260,248	2,530
	Bank of Georgia Group plc	136,962	2,519
	UK Commercial Property REIT Ltd.	2,677,556	2,514
	Jupiter Fund Management plc	1,584,646	2,433
*	Moonpig Group plc	932,799	2,377
	Greencore Group plc	1,920,908	2,356
[1]	TI Fluid Systems plc Class B	1,091,668	2,324
	888 Holdings plc	1,238,236	2,228
	Picton Property Income Ltd.	1,978,649	2,228
	Provident Financial plc	932,679	2,204
	TBC Bank Group plc	129,050	2,172
*	J D Wetherspoon plc	316,041	2,158
	XP Power Ltd.	57,929	2,150
[1]	ContourGlobal plc	682,753	2,139
*	Petrofac Ltd. (XLON)	1,516,045	2,133
*	S4 Capital plc	1,361,732	2,106
*	Mitchells & Butlers plc	948,616	2,004

		Shares	Market Value ($000)
	AG Barr plc	297,190	1,959
	Ferrexpo plc	1,063,273	1,929
	PZ Cussons plc	688,071	1,765
	Helical plc	368,170	1,754
*	Restaurant Group plc	2,805,724	1,739
	Halfords Group plc	792,616	1,658
*	Capita plc	4,576,908	1,607
	Wickes Group plc	926,734	1,539
*	Oxford Biomedica plc	247,225	1,452
*	Marston's plc	2,404,644	1,399
	Avon Protection plc	105,016	1,361
	Devro plc	589,475	1,328
	CLS Holdings plc	527,013	1,302
	Bytes Technology Group plc	236,220	1,299
*	PureTech Health plc	532,441	1,271
[1]	CMC Markets plc	400,702	1,256
*	Alphawave IP Group plc	731,403	1,195
	Hochschild Mining plc	1,085,947	1,072
*,3	Cineworld Group plc	3,778,436	1,066
*	SIG plc	2,317,576	1,031
*	Rank Group plc	765,110	841
*,1	Trustpilot Group plc	829,174	780
[1]	Alfa Financial Software Holdings plc	328,637	602
[1]	Bakkavor Group plc	536,555	573
*	AO World plc	380,989	202
*,1	Funding Circle Holdings plc	411,690	187
*,1,3	Aston Martin Lagonda Global Holdings plc	5,400	32
*,2,3	Intu Properties plc	2,727,625	—
*,1,2	Finablr plc	496,892	—
*,2	Carillion plc	961,048	—
			953,264
Total Common Stocks (Cost $10,240,951)			9,452,724
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 1.903% (Cost $295,114)	2,952,177	295,100
Total Investments (102.0%) (Cost $10,536,065)			9,747,824
Other Assets and Liabilities—Net (-2.0%)			(187,764)
Net Assets (100%)			9,560,060
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $372,496,000, representing 3.9% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $246,514,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $264,657,000 was received for securities on loan, of which $260,195,000 is held in Vanguard Market Liquidity Fund and $4,462,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	251	23,661	1,005
MSCI EAFE Index	September 2022	475	46,362	2,249
MSCI Emerging Markets Index	September 2022	613	30,604	(223)
S&P TSX 60 Index	September 2022	82	15,202	238
				3,269

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/21/22	CAD	9,013	USD	6,957	80	—
Toronto-Dominion Bank	9/21/22	CAD	1,356	USD	1,034	24	—
Citibank, N.A.	9/21/22	CAD	140	USD	111	—	(2)
Morgan Stanley Capital Services Inc.	9/21/22	GBP	4,387	USD	5,291	58	—
HSBC Bank plc	9/21/22	INR	330,310	USD	4,217	—	(69)
JPMorgan Chase Bank, N.A.	9/21/22	JPY	830,258	USD	6,165	86	—
State Street Bank & Trust Co.	9/21/22	JPY	509,262	USD	3,761	74	—
Bank of America, N.A.	9/21/22	USD	6,621	AUD	9,478	—	(7)
Bank of America, N.A.	9/21/22	USD	1,202	CHF	1,166	—	(27)
Royal Bank of Canada	9/21/22	USD	10,636	EUR	9,849	532	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	10,263	GBP	8,147	330	—
BNP Paribas	9/21/22	USD	17,841	JPY	2,304,915	486	—
Bank of America, N.A.	9/21/22	USD	8,334	TWD	247,525	50	—
						1,720	(105)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $680,000 and cash of $510,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,777,288	7	—	1,777,295
Common Stocks—Other	50,357	7,609,642	15,430	7,675,429
Temporary Cash Investments	295,100	—	—	295,100
Total	2,122,745	7,609,649	15,430	9,747,824
Derivative Financial Instruments
Assets
Futures Contracts	3,492	—	—	3,492
Forward Currency Contracts	—	1,720	—	1,720
Total	3,492	1,720	—	5,212
Liabilities
Futures Contracts[1]	223	—	—	223
Forward Currency Contracts	—	105	—	105
Total	223	105	—	328
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.